UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number         811-22739

IndexIQ Active ETF Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue New York, NY 10010

(Address of principal executive offices) (Zip code)

Kirk C. Lehneis IndexIQ Advisors LLC 51 Madison Avenue New York, NY 10010

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-474-7725

Date of fiscal year end: April 30

Date of reporting period: October 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

IndexIQ Active ETF Trust

Semi-Annual Report
October 31, 2022

IQ MacKay California Municipal Intermediate ETF (MMCA)
IQ MacKay Municipal Insured ETF (MMIN)
IQ MacKay Municipal Intermediate ETF (MMIT)
IQ MacKay ESG Core Plus Bond ETF (ESGB)
IQ MacKay ESG High Income ETF (IQHI)
IQ MacKay Multi-Sector Income ETF (MMSB)
IQ Ultra Short Duration ETF (ULTR)
IQ Winslow Focused Large Cap Growth ETF (IWFG)
IQ Winslow Large Cap Growth ETF (IWLG)

Not FDIC Insured | May Lose Value | No Bank Guarantee

The investment return and value of each of the Funds’ shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Funds and are available by visiting newyorklifeinvestments.com/etf or by calling 1-888-474-7725. Read the prospectus carefully before investing.
Each of the Funds’ performance that is current to the most recent month-end is available by visiting newyorklifeinvestments.com/etf or by calling 1-888-474-7725.
Availability of Proxy Voting Policies and Proxy Voting Records
You may obtain a description of the IndexIQ Active ETF Trust proxy voting policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling 1-888-474-7725, visiting neworklifeinvestments.com/etf, or by accessing the SEC’s website at www.sec.gov.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT is available on the Commission’s web site at www.sec.gov. Additionally, the Funds’ make their portfolio holdings for the first and third quarters of each fiscal year available on the Funds’ website at newyorklifeinvestments.com\documents.
Availablity of Premium/Discount Information
Each Funds’ premium/discount information is available, free of charge, on the Funds’ website at newyorklifeinvestments.com/etf or by calling 1-888-474-7725.
Electronic Delivery
Receive email notifications when your most recent shareholder communications are available for review. Access prospectuses, annual reports and semi-annual reports online.
To enroll:
Visit https://www.fundreports.com
If you have questions about IndexIQ e-Delivery services, contact a representative at 1-888-474-7725.
IndexIQ® and IQ® are registered service marks of New York Life Insurance Company.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. IndexIQ® is the indirect wholly owned subsidiary of New York Life Investment Management Holdings LLC and serves as the advisor to the IndexIQ ETFs. ALPS Distributors, Inc. (ALPS) is the principal underwriter of the ETFs, and NYLIFE Distributors LLC is a distributor of the ETFs. NYLIFE Distributors LLC is located at 30 Hudson Street, Jersey City, NJ 07302. ALPS Distributors, Inc. is not affiliated with NYLIFE Distributors LLC. NYLIFE Distributors LLC is a Member FINRA/SIPC.

Shareholder Letter (unaudited)

Message from the President
A series of economic and geopolitical challenges undermined equity and fixed-income markets during the six-month reporting period ended October 31, 2022. Stocks and bonds alike trended lower in the face of sharply rising interest rates, increasing inflationary pressures, slowing economic growth and Russia’s invasion of Ukraine.
The reporting period began on a mixed note, with concerns about rising inflation and Russia’s invasion of Ukraine weighing on markets. On one hand, rising commodity prices and hopes that inflationary pressures might subside supported some asset classes and sectors. On the other, the U.S. Federal Reserve (the “Fed”) issued increasingly hawkish statements regarding its intention to combat mounting inflation. As a result, equity markets remained flat while U.S. fixed-income markets gained modest ground in May. Early June saw a downturn across asset classes as economic data showed increasing inflationary pressures, causing investors to anticipate a higher-than-previously-expected rate increase from the Fed at its meeting on June 15, 2022. Indeed, the Fed raised rates by 0.75% at that meeting, from a range of 0.75% to 1.00% to a range of 1.50% to 1.75%, its largest increase of the year to date. Markets rallied in the wake of the Fed meeting as investors started to hope that slowing economic growth might lead to rate decreases later in the year. In August, however, signs of persistently increasing inflation and statements from the Fed indicated that further rate increases were seen as necessary, undercutting optimism and driving stock and bond prices lower through mid-October. The Fed implemented two additional 0.75% rate increases during that time, with additional increases expected before the end of the year. International central banks generally raised rates as well, in efforts to curb local inflation, although most increases remained significantly more modest than those in the United States. Relatively high U.S. interest rates and international risk-averse sentiment pushed U.S. dollar values higher compared to most other currencies, with the ensuing negative impact on global prices for food, fuel and other key, U.S.-dollar-denominated products.
Despite a rally in the closing weeks of October, the S&P 500® Index, a widely regarded benchmark of U.S. market performance, declined by more than 5% during the reporting period. Although the energy sector generated strong gains, bolstered by elevated oil and gas prices, most other industry areas recorded losses. The more cyclical and growth-oriented sectors of consumer discretionary, real estate and information technology delivered the weakest returns, while the traditionally defensive and value-oriented consumer staples, utilities and health care sectors outperformed. International stocks lagged compared to their U.S. counterparts, with some emerging markets, such as China, suffering particularly steep losses. A few markets, however, including Brazil and Mexico, gained ground. Fixed-income markets saw bond prices broadly decline as yields rose along with interest rates. Short-term yields rose faster than long-term yields, producing a yield curve inversion from July through the end of the reporting period, with long-term rates remaining below short-term rates. Some floating-rate instruments, which feature variable interest rates that allow investors to benefit from a rising rate environment, provided a degree of insulation from inflation-driven trends.
While the Fed acknowledges the costs of rising rates in terms of weaker GDP (gross domestic product) growth and unsettled financial markets over the short term, its primary focus continues to be the longer-term economic impact of inflation. With the latest figures as of the date of this report showing that inflation remains above 8%, versus a target rate of just 2%, the Fed clearly has a distance yet to go, making further rate increases and market volatility more likely in the coming months. The question remains as to whether the Fed and other central banks will manage a so-called “soft landing,” curbing inflation while avoiding a persistent economic slowdown. If they prove successful, we expect that favorable inflation trends and increasingly attractive valuations in both equity and bond markets should eventually translate into sustainable improvements in the investment environment.
Whatever actions the Fed takes and however financial markets react, you can depend on us to provide you with the intelligent investment solutions that define the IndexIQ portfolio of exchange-traded funds. Thank you for trusting us to help you meet your investment needs.
Sincerely,
Kirk C. Lehneis
President
The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.
Not part of the Semiannual Report

Fund Expenses (unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs on purchases and sales and (2) ongoing costs, including Advisory fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds. Shareholders may pay brokerage commissions on their purchase and sale of the Fund, which are not reflected in the example.
The examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, in a particular fund, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period 05/01/22 to 10/31/22” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by any underlying fund investments in which each Fund invests. These expenses are not included in the table.
Hypothetical Example for Comparison Purposes
The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Funds will indirectly bear their pro rata share of the expenses incurred by any underlying fund investments in which the Funds invest. These expenses are not included in the table.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratios for the Period 05/01/22 to 10/31/22	Expenses Paid During the Period 05/01/22 to 10/31/221
IQ MacKay California Municipal Intermediate ETF
Actual	$1,000.00	$959.50	0.35%	$1.73
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.44	0.35%	$1.79
IQ MacKay Municipal Insured ETF
Actual	$1,000.00	$930.20	0.31%	$1.51
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.64	0.31%	$1.58
IQ MacKay Municipal Intermediate ETF
Actual	$1,000.00	$959.00	0.31%	$1.53
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.64	0.31%	$1.58
IQ MacKay ESG Core Plus Bond ETF
Actual	$1,000.00	$917.80	0.39%	$1.89
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.24	0.39%	$1.99
IQ MacKay ESG High Income ETF
Actual	$1,000.00	$1,004.90	0.40%	$0.08*
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,000.88	0.40%	$0.08
IQ MacKay Multi-Sector Income ETF
Actual	$1,000.00	$929.00	0.40%	$1.04**
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,012.35	0.40%	$1.08

Fund Expenses (unaudited) (continued)

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratios for the Period 05/01/22 to 10/31/22	Expenses Paid During the Period 05/01/22 to 10/31/221
IQ Ultra Short Duration ETF
Actual	$1,000.00	$996.80	0.24%	$1.21
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.00	0.24%	$1.22
IQ Winslow Focused Large Cap Growth ETF
Actual	$1,000.00	$1,035.00	0.65%	$2.37***
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,015.61	0.65%	$2.35
IQ Winslow Large Cap Growth ETF
Actual	$1,000.00	$1,018.60	0.60%	$2.17***
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,015.79	0.60%	$2.17

*
Fund commenced operations on October 25, 2022. Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 7/365 (to reflect commencement of operation).

**
Fund commenced operations on July 26, 2022. Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 98/365 (to reflect commencement of operation).

***
Fund commenced operations on June 23, 2022. Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 131/365 (to reflect commencement of operation).

1
Unless otherwise indicated, expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365. (to reflect the one-half year period).

Portfolio Summaries*

October 31, 2022 (unaudited)
IQ MacKay California Municipal Intermediate ETF
Net Assets ($ mil): $43.3
Industry	% of Net Assets
General	18.3%
School District	15.8
Development	11.4
General Obligation	11.0
Airport	8.0
Medical	7.5
Water	6.7
Utilities	5.1
Power	4.7
Mello-Roos	3.6
Facilities	2.3
Higher Education	2.0
Money Market Fund	1.6
Multifamily Hsg	0.9
Total Investments	98.9
Other Assets and Liabilites, Net	1.1
Net Assets	100.0%
IQ MacKay Municipal Insured ETF
Net Assets ($ mil): $322.4
Industry	% of Net Assets
School District	23.7%
General Obligation	22.1
General	12.7
Money Market Fund	11.4
Water	6.8
Transportation	6.6
Development	4.1
Higher Education	4.0
Airport	3.8
Education	3.7
Power	2.6
Medical	2.2
Mello-Roos	1.4
Housing	1.2
Utilities	0.6
Facilities	0.3
Pollution	0.3
Student Loan	0.0(a)
Total Investments	107.5
Other Assets and Liabilites, Net	(7.5)
Net Assets	100.0%

*
Each Fund’s portfolio is subject to change.

(a)
Less than 0.05%.

IQ MacKay Municipal Intermediate ETF
Net Assets ($ mil): $306.4
Industry	% of Net Assets
General	20.2%
General Obligation	17.7
School District	13.6
Water	10.4
Medical	7.5
Multifamily Hsg	7.4
Higher Education	6.1
Transportation	4.7
Education	4.1
Money Market Fund	2.4
Airport	1.9
Power	1.8
Housing	1.5
Utilities	1.4
Nursing Homes	1.0
Development	0.8
Facilities	0.7
Mello-Roos	0.6
Single Family Hsg	0.4
Bond Bank	0.2
Tobacco Settlement	0.2
Student Loan	0.0(a)
Total Investments	104.6
Other Assets and Liabilites, Net	(4.6)
Net Assets	100.0%
IQ MacKay ESG Core Plus Bond ETF
Net Assets ($ mil): $229.3
Country	% of Net Assets
United States	89.3%
United Kingdom	2.2
France	1.6
Japan	1.3
Germany	1.1
Switzerland	0.6
Canada	0.6
Australia	0.6
Spain	0.4
Brazil	0.4
Netherlands	0.3
Israel	0.3
Ireland	0.3
Sweden	0.2
Supranational	0.2
Chile	0.1
Total Investments	99.5
Other Assets and Liabilites, Net	0.5
Net Assets	100.0%

See notes to financial statements.

Portfolio Summaries* (continued)

October 31, 2022 (unaudited)
IQ MacKay ESG High Income ETF
Net Assets ($ mil): $25.1
Country	% of Net Assets
United States	82.7%
Canada	6.4
United Kingdom	2.6
Italy	2.4
France	1.7
Netherlands	1.3
Finland	0.4
Total Investments	97.5
Other Assets and Liabilites, Net	2.5
Net Assets	100.0%
IQ MacKay Multi-Sector Income ETF
Net Assets ($ mil): $23.0
Country	% of Net Assets
United States	85.9%
France	2.2
United Kingdom	1.6
United Arab Emirates	1.5
Canada	0.9
Chile	0.8
China	0.7
Germany	0.7
Malaysia	0.7
Indonesia	0.6
Qatar	0.6
Israel	0.6
Switzerland	0.6
Mexico	0.3
Australia	0.3
Japan	0.3
Ireland	0.3
Netherlands	0.2
Finland	0.0(a)
Total Investments	98.8
Other Assets and Liabilites, Net	1.2
Net Assets	100.0%

*
Each Fund’s portfolio is subject to change.

(a)
Less than 0.05%.

IQ Ultra Short Duration ETF
Net Assets ($ mil): $70.9
Country	% of Net Assets
United States	76.0%
Cayman Islands	12.6
United Kingdom	4.3
Canada	2.0
Ireland	1.4
Germany	1.3
France	1.3
Netherlands	0.6
Spain	0.5
Sweden	0.5
Italy	0.3
Total Investments	100.8
Other Assets and Liabilites, Net	(0.8)
Net Assets	100.0%
IQ Winslow Focused Large Cap Growth ETF
Net Assets ($ mil): $5.7
Industry	% of Net Assets
Information Technology	37.7%
Health Care	19.5
Consumer Discretionary	18.4
Industrials	9.7
Energy	4.0
Materials	3.8
Consumer Staples	3.2
Communication Services	3.0
Money Market Fund	1.0
Total Investments	100.3
Other Assets and Liabilites, Net	(0.3)
Net Assets	100.0%

See notes to financial statements.

Portfolio Summaries* (continued)

October 31, 2022 (unaudited)
IQ Winslow Large Cap Growth ETF
Net Assets ($ mil): $13.0
Industry	% of Net Assets
Information Technology	36.4%
Health Care	21.3
Consumer Discretionary	17.5
Industrials	7.9
Consumer Staples	4.0
Communication Services	3.6
Energy	3.3
Financials	2.7
Money Market Fund	2.2
Materials	2.0
Total Investments	100.9
Other Assets and Liabilites, Net	(0.9)
Net Assets	100.0%

*
Each Fund’s portfolio is subject to change.

See notes to financial statements.

Schedule of Investments — IQ MacKay California Municipal Intermediate ETF

October 31, 2022 (unaudited)
	Principal Amount	Value
Municipal Bonds — 97.3%
California — 85.9%
California Community Choice Financing Authority, Revenue Bonds
4.000%, due 10/1/52(a)(b)	$1,000,000	$975,531
Series A1
4.000%, due 5/1/53(a)(b)	1,000,000	960,459
Series B
4.000%, due 2/1/52(a)(b)	1,000,000	932,874
California Community Housing Agency, Revenue Bonds Series A
5.000%, due 4/1/49	500,000	403,215
California Health Facilities Financing Authority, Revenue Bonds Series A Insured: BAM
3.000%, due 8/15/51	1,000,000	678,420
Series C
5.000%, due 6/1/41(a)(b)	1,250,000	1,365,908
California Infrastructure & Economic Development Bank, Revenue Bonds Series B
3.000%, due 10/1/47(a)(b)	1,140,000	1,122,232
5.000%, due 11/1/29	800,000	882,912
California Municipal Finance Authority, Revenue Bonds
4.000%, due 7/15/29	1,000,000	927,113
Series A
2.400%, due 10/1/44(a)(b)	1,140,000	961,921
4.125%, due 10/1/41(a)(b)	1,000,000	989,033
California Pollution Control Financing Authority, Revenue Bonds
5.000%, due 7/1/37	1,000,000	935,699
California Public Finance Authority, Revenue Bonds Series A
4.000%, due 7/15/36	500,000	469,851
California State Public Works Board, Revenue Bonds Series A
5.000%, due 3/1/29	1,000,000	1,005,221
City of Long Beach CA Airport System Revenue, Revenue Bonds Series A Insured: AGM
5.000%, due 6/1/32	200,000	219,557
Series B Insured: AGM
5.000%, due 6/1/32	200,000	219,557
City of Los Angeles Department of Airports, Revenue Bonds Series A
5.000%, due 5/15/30	500,000	518,127
5.000%, due 5/15/40	1,000,000	999,861
City of Roseville CA, Special Tax
4.000%, due 9/1/41	765,000	643,134
City of Victorville CA Electric Revenue, Revenue Bonds Series A
5.000%, due 5/1/38	1,000,000	1,002,319
Compton Unified School District, General Obligation Bonds Series B Insured: BAM
5.000%, due 6/1/29	750,000	802,221
East Bay Municipal Utility District Water System Revenue, Revenue Bonds Series A
4.000%, due 6/1/33	1,000,000	1,005,637
East Side Union High School District, General Obligation Bonds
5.000%, due 8/1/27	800,000	810,090
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Hayward Unified School District, General Obligation Bonds Insured: BAM
4.000%, due 8/1/43	$750,000	$673,586
Kern County Water Agency Improvement District No 4, Revenue Bonds Series A Insured: AGM
5.000%, due 5/1/28	500,000	526,561
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Revenue Bonds Series A
5.000%, due 6/1/32	500,000	528,231
Modesto Irrigation District, Revenue Bonds Series A
5.000%, due 10/1/40	1,000,000	1,020,020
Mount Diablo Unified School District, General Obligation Bonds Series B
4.000%, due 8/1/29	1,265,000	1,311,670
Municipal Improvement Corp. of Los Angeles, Revenue Bonds Series A
5.000%, due 11/1/29	1,000,000	1,098,585
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds Series A
5.000%, due 3/1/29	1,500,000	1,533,147
Orange County Sanitation District, Revenue Bonds Series A
5.000%, due 2/1/30	500,000	513,135
Peralta Community College District, General Obligation Bonds Series A
4.000%, due 8/1/39	500,000	446,028
Series D
4.000%, due 8/1/39	850,000	758,247
Ravenswood City School District, General Obligation Bonds Insured: AGM
5.250%, due 8/1/45	1,000,000	1,054,041
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds Series P
4.000%, due 5/15/43	750,000	681,221
River Islands Public Financing Authority, Special Tax Series A1 Insured: AGM
5.000%, due 9/1/30	350,000	378,651
5.000%, due 9/1/42	500,000	516,651
Sacramento City Unified School District, General Obligation Bonds Insured: BAM
5.000%, due 7/1/30	655,000	717,092
San Diego County Water Authority, Revenue Bonds Series B
4.000%, due 5/1/37	890,000	875,917
San Juan Unified School District, General Obligation Bonds Series N
4.000%, due 8/1/31	1,000,000	1,013,453
San Mateo Union High School District, General Obligation Bonds Series B
4.000%, due 9/1/34	455,000	453,464
South San Francisco Public Facilities Financing Authority, Revenue Bonds Series A
5.000%, due 6/1/36	620,000	659,830
Southern California Public Power Authority, Revenue Bonds
5.000%, due 7/1/30	1,210,000	1,232,850
State of California, General Obligation Bonds

See notes to financial statements.

Schedule of Investments — IQ MacKay California Municipal Intermediate ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
5.000%, due 4/1/29	$1,000,000	$1,094,247
5.000%, due 10/1/31	500,000	557,180
University of California, Revenue Bonds Series AI
5.000%, due 5/15/33	750,000	756,091
		37,230,790
Guam — 6.6%
Guam Power Authority, Revenue Bonds Series A
5.000%, due 10/1/33	1,000,000	1,014,702
Territory of Guam, Revenue Bonds Series D
5.000%, due 11/15/27	585,000	585,188
Series F
5.000%, due 1/1/30	1,250,000	1,245,300
		2,845,190
Puerto Rico — 4.8%
Commonwealth of Puerto Rico, General Obligation Bonds Series A
5.760%, due 7/1/24(c)	699	635
6.700%, due 7/1/33(c)	2,688	1,366
Series A1
4.000%, due 7/1/35	251,878	205,857
4.000%, due 7/1/46	2,279	1,653
5.375%, due 7/1/25	752,326	751,895
5.750%, due 7/1/31	971,203	977,038
Commonwealth of Puerto Rico, Notes
3.900%, due 11/1/51(a)(b)	110,351	34,898
University of Puerto Rico, Revenue Bonds Series P Insured: NATL-IBC
5.000%, due 6/1/25	120,000	119,565
		2,092,907
Total Municipal Bonds (Cost $44,445,368)		42,168,887

	Shares	Value
Short-Term Investment — 1.6%
Money Market Fund — 1.6%
Dreyfus Tax Exempt Cash Management - Institutional, 2.01%(d)
(Cost $673,693)	673,790	$673,693
Total Investments — 98.9%
(Cost $45,119,061)		42,842,580
Other Assets and Liabilities, Net — 1.1%		499,186
Net Assets — 100.0%		$43,341,766

(a)
Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2022.

(b)
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(c)
The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(d)
Reflects the 7-day yield at October 31, 2022.

Abbreviations
AGM	—	Assured Guaranty Municipal Corp.
BAM	—	Build America Mutual Assurance Co.
NATL	—	National Public Finance Guarantee Corp.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Municipal Bonds	$—	$42,168,887	$—	$42,168,887
Short-Term Investment:
Money Market Fund	673,693	—	—	673,693
Total Investments in Securities	$673,693	$42,168,887	$—	$42,842,580

(e)
For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended October 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF

October 31, 2022 (unaudited)
	Principal Amount	Value
Municipal Bonds — 96.1%
Alabama — 1.6%
Alabaster Board of Education, Special Tax Series A Insured: AGM
5.000%, due 9/1/25	$100,000	$102,329
Black Belt Energy Gas District, Revenue Bonds Series C-2
2.590%, (Municipal Swap Index + 0.35%), due 10/1/52(a)	2,500,000	2,336,331
County of Dallas AL, General Obligation Bonds Series B Insured: AGM
5.500%, due 5/1/26	105,000	86,666
Mobile County Board of School Commissioners, Special Tax Series B Insured: BAM
5.000%, due 3/1/40	2,645,000	2,710,091
		5,235,417
Arizona — 0.8%
Arizona Industrial Development Authority, Revenue Bonds Series A Insured: BAM
4.000%, due 6/1/34	250,000	237,567
4.000%, due 6/1/39	455,000	407,951
Festival Ranch Community Facilities District, General Obligation Bonds Insured: BAM
4.000%, due 7/15/36	415,000	408,449
Northern Arizona University, Revenue Bonds Series B Insured: BAM
5.000%, due 6/1/39	1,355,000	1,421,608
		2,475,575
Arkansas — 0.2%
City of West Memphis AR Public Utility System Revenue, Revenue Bonds Insured: BAM
4.000%, due 12/1/22	600,000	600,407
		600,407
California — 12.3%
Anaheim City School District, General Obligation Bonds Insured: AGM
4.000%, due 8/1/48	1,000,000	865,728
Baldwin Park Unified School District, General Obligation Bonds Insured: NATL
3.420%, due 8/1/23(b)	300,000	292,449
Calexico Unified School District, General Obligation Bonds Insured: BAM
4.000%, due 8/1/41	1,745,000	1,618,397
California Health Facilities Financing Authority, Revenue Bonds
5.000%, due 11/15/49	1,850,000	1,766,296
California Municipal Finance Authority, Revenue Bonds Insured: BAM
5.000%, due 5/15/43	250,000	247,733
City of Long Beach CA Airport System Revenue, Revenue Bonds Series C Insured: AGM
5.000%, due 6/1/42	1,000,000	979,809
City of San Mateo CA, Special Tax Insured: BAM
5.250%, due 9/1/37	4,460,000	4,655,932
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Folsom Cordova Unified School District, General Obligation Bonds Insured: AGM
4.000%, due 10/1/44	$3,040,000	$2,662,784
Fontana Unified School District, General Obligation Bonds Insured: AGM
2.375%, due 8/1/44	2,500,000	1,603,703
Grossmont Union High School District, General Obligation Bonds Series F Insured: AGM
4.660%, due 8/1/34(b)	2,445,000	1,386,388
Hercules Redevelopment Agency Successor Agency, Tax Allocation Series A Insured: AGM
5.000%, due 8/1/42	3,000,000	3,089,688
Indian Wells Redevelopment Agency Successor Agency, Tax Allocation Series A Insured: NATL
5.000%, due 9/1/33	2,400,000	2,495,996
Indio Finance Authority, Revenue Bonds Series A Insured: BAM
5.250%, due 11/1/42	1,500,000	1,585,470
Kelseyville Unified School District, General Obligation Bonds Series C Insured: AGM
5.050%, due 8/1/31(b)	155,000	108,118
Ontario Montclair School District, General Obligation Bonds Series B Insured: NATL
4.180%, due 8/1/29(b)	390,000	295,011
Poway Unified School District, Special Tax Insured: BAM
4.125%, due 9/1/47	1,250,000	1,094,227
Riverbank Unified School District, General Obligation Bonds Series B Insured: AGC
5.360%, due 8/1/48(b)	50,000	12,795
Sacramento City Financing Authority, Tax Allocation Series A Insured: NATL
3.520%, due 12/1/23(b)	5,000,000	4,814,243
Sacramento City Unified School District, General Obligation Bonds Insured: AGM
3.590%, due 7/1/24(b)	310,000	292,126
Series A Insured: BAM
5.000%, due 8/1/41	1,865,000	1,966,133
Series C-1 Insured: AGM
5.000%, due 8/1/25	200,000	208,377
San Mateo County Community College District, General Obligation Bonds Series B Insured: NATL
3.440%, due 9/1/25(b)	645,000	585,643
San Mateo Union High School District, General Obligation Bonds Series C Insured: NATL
3.960%, due 9/1/28(b)	200,000	159,094
Sweetwater Union High School District, General Obligation Bonds
4.000%, due 8/1/42	965,000	849,224
Insured: BAM
5.000%, due 8/1/26	1,275,000	1,308,711
Vista Unified School District, General Obligation Bonds Series B Insured: BAM
5.250%, due 8/1/41	3,000,000	3,219,184

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
West Contra Costa Unified School District, General Obligation Bonds Series F Insured: AGM
4.000%, due 8/1/49	$1,720,000	$1,483,079
		39,646,338
Colorado — 4.7%
BNC Metropolitan District No 1, General Obligation Bonds Series A Insured: BAM
5.000%, due 12/1/37	395,000	412,643
Castle Oaks Metropolitan District No 3, General Obligation Bonds Insured: AGM
4.000%, due 12/1/45	4,625,000	3,942,850
Gold Hill Mesa Metropolitan District No 2, General Obligation Bonds Series A Insured: BAM
5.500%, due 12/1/47	600,000	618,121
Grand Junction Regional Airport Authority, Revenue Bonds Series A Insured: NATL
5.000%, due 12/1/26	500,000	523,212
Grand River Hospital District, General Obligation Bonds Insured: AGM
5.250%, due 12/1/37	425,000	430,575
Jefferson County School District R-1, General Obligation Bonds Insured:
BAM-TCRS ST AID WITHHLDG
4.000%, due 12/15/36	5,000,000	4,834,944
Northern Colorado Water Conservancy District, Certificates of Participation
5.000%, due 7/1/42	625,000	648,780
Park 70 Metropolitan District, General Obligation Bonds
5.000%, due 12/1/46	450,000	418,944
Park Creek Metropolitan District, Revenue Bonds Series A Insured: AGM
4.000%, due 12/1/46	3,255,000	2,682,760
Rio Blanco County School District No Re-1 Meeker, General Obligation Bonds Series B Insured: BAM
5.250%, due 12/1/35	115,000	124,072
South Sloan’s Lake Metropolitan District No 2, General Obligation Bonds Insured: AGM
4.000%, due 12/1/33	250,000	248,991
Vauxmont Metropolitan District, General Obligation Bonds Insured: AGM
5.000%, due 12/15/31	135,000	142,741
5.000%, due 12/15/32	155,000	163,699
		15,192,332
Connecticut — 2.6%
City of Hartford CT, General Obligation Bonds Series A Insured: AGM
4.000%, due 7/1/34	25,000	24,901
5.000%, due 4/1/23	220,000	220,285
5.000%, due 7/1/24	20,000	20,506
5.000%, due 7/1/27	60,000	62,064
Series B Insured: AGM
5.000%, due 10/1/23	15,000	15,216
Series C Insured: AGM
5.000%, due 7/15/32	20,000	20,604
	Principal Amount	Value
Municipal Bonds (continued)
Connecticut (continued)
City of New Britain CT, General Obligation Bonds Series B Insured: AGM
5.250%, due 9/1/29	$250,000	$268,493
5.250%, due 9/1/30	100,000	107,019
Series B Insured: BAM
4.000%, due 3/1/47	3,000,000	2,551,640
City of New Haven CT, General Obligation Bonds Series A Insured: AGM
5.000%, due 8/1/39	4,150,000	4,329,525
City of West Haven CT, General Obligation Bonds Insured: BAM
4.000%, due 3/15/35	925,000	901,113
		8,521,366
Delaware — 0.1%
Delaware State Economic Development Authority, Revenue Bonds Insured: AGM
5.000%, due 10/1/26	280,000	292,223
District of Columbia — 0.7%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds Insured: BAM-TCRS
5.390%, due 10/1/37(b)	1,500,000	678,850
Series B Insured: AGM
4.000%, due 10/1/53	2,000,000	1,587,662
		2,266,512
Florida — 3.5%
City of Miami FL Parking System Revenue, Revenue Bonds Insured: BAM
4.000%, due 10/1/38	1,000,000	915,873
Florida Governmental Utility Authority, Revenue Bonds Insured: AGM
5.000%, due 10/1/30	520,000	565,796
Fort Pierce Utilities Authority, Revenue Bonds Series A Insured: AGM
5.000%, due 10/1/40	500,000	521,802
5.000%, due 10/1/41	500,000	520,910
5.000%, due 10/1/42	400,000	415,684
Miami-Dade County Expressway Authority, Revenue Bonds Insured: BAM-TCRS
5.000%, due 7/1/26	3,180,000	3,248,482
School Board of Miami-Dade County (The), General Obligation Bonds Insured: BAM
5.000%, due 3/15/38	3,250,000	3,444,597
Series A
5.000%, due 3/15/39	1,645,000	1,684,876
		11,318,020
Georgia — 1.1%
Auburn Urban Redevelopment Agency, Revenue Bonds Insured: BAM
4.000%, due 10/1/45	1,035,000	905,859
Municipal Electric Authority of Georgia, Revenue Bonds Series A Insured: AGM
4.000%, due 1/1/38	300,000	276,062
4.000%, due 1/1/39	345,000	314,082
4.000%, due 1/1/46	2,230,000	1,908,959
		3,404,962

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Idaho — 0.5%
Idaho Housing & Finance Association, Revenue Bonds Insured: SCH BD GTY
5.000%, due 5/1/52	$1,000,000	$928,246
5.250%, due 5/1/42	800,000	811,140
		1,739,386
Illinois — 22.5%
Boone Mchenry & Dekalb Counties Community Unit School District 100, General Obligation Bonds Insured:
BHAC-CR NATL-RE
3.550%, due 12/1/23(b)	465,000	447,582
Chicago Board of Education, General Obligation Bonds Series A Insured: AGC-ICC FGIC
5.500%, due 12/1/26	1,575,000	1,631,298
Series A Insured: AGM
5.000%, due 12/1/31	500,000	507,149
Series A Insured: NATL
4.620%, due 12/1/25(b)	1,295,000	1,124,892
4.740%, due 12/1/26(b)	90,000	74,336
Series B-1 Insured: NATL
4.330%, due 12/1/23(b)	500,000	477,310
4.620%, due 12/1/25(b)	575,000	499,469
Chicago O’Hare International Airport, Revenue Bonds Series A Insured: AGM
5.250%, due 1/1/45	3,585,000	3,521,356
Chicago Park District, General Obligation Bonds Series E Insured: BAM
4.000%, due 11/15/32	1,000,000	931,002
Series F-2
5.000%, due 1/1/40	1,065,000	1,073,812
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds Insured: BAM-TCRS
4.000%, due 12/1/50	2,000,000	1,606,548
City of Chicago IL, General Obligation Bonds Series A
4.000%, due 1/1/35	775,000	658,684
4.000%, due 1/1/36	2,500,000	2,100,170
City of Chicago IL Wastewater Transmission Revenue, Revenue Bonds Series A Insured: NATL
4.330%, due 1/1/27(b)	1,300,000	1,087,499
City of Chicago IL Waterworks Revenue, Revenue Bonds Insured: BAM-TCRS
5.000%, due 11/1/44	3,220,000	3,094,591
City of Decatur IL, General Obligation Bonds Insured: BAM
4.000%, due 3/1/40	2,805,000	2,520,302
4.000%, due 3/1/42	3,000,000	2,680,007
City of Joliet IL, General Obligation Bonds Insured: BAM
5.500%, due 12/15/44	3,805,000	4,053,373
City of Kankakee IL, General Obligation Bonds Series A Insured: BAM
4.000%, due 1/1/34	450,000	443,502
4.000%, due 1/1/35	715,000	700,423
City of Rock Island IL, General Obligation Bonds Insured: BAM
4.000%, due 12/1/36	1,435,000	1,325,032
4.000%, due 12/1/40	1,000,000	889,496
	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
City of Waukegan IL, General Obligation Bonds Series A Insured: BAM
4.000%, due 12/30/36	$1,065,000	$1,015,281
4.000%, due 12/30/37	1,080,000	1,011,282
City of Waukegan IL Water & Sewer System Revenue, Revenue Bonds Insured: AGM
4.000%, due 12/30/22	125,000	125,108
Community Unit School District Number 427 DeKalb and Kane Counties Illinois, General Obligation Bonds Series B Insured: BAM
4.000%, due 2/1/37	535,000	505,529
Cook County School District No 94, General Obligation Bonds Insured: BAM
4.000%, due 12/1/40	460,000	425,909
County of Cook IL Sales Tax Revenue, Revenue Bonds Series A Insured: BAM
4.000%, due 11/15/40	780,000	689,330
Crawford Hospital District, General Obligation Bonds Insured: AGM
4.000%, due 1/1/34	675,000	667,630
Illinois Sports Facilities Authority (The), Revenue Bonds Insured: AMBAC
4.020%, due 6/15/23(b)	500,000	487,749
Illinois State Toll Highway Authority, Revenue Bonds
5.000%, due 1/1/45	2,050,000	2,065,226
La Salle County Community Unit School District No 2 Serena, General Obligation Bonds Insured: BAM
5.500%, due 12/1/38	1,825,000	1,964,004
5.500%, due 10/1/42	1,260,000	1,337,568
Macon County School District No 61 Decatur, General Obligation Bonds Insured: AGM
4.000%, due 12/1/32	25,000	24,604
5.000%, due 12/1/40	1,505,000	1,528,522
Madison County Community Unit School District No 7 Edwardsville, General Obligation Bonds Insured: BAM
5.000%, due 12/1/30	275,000	286,254
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds Series A Insured: AGM
5.000%, due 11/1/32	225,000	235,606
Metropolitan Pier & Exposition Authority, Revenue Bonds Insured: AGM
5.510%, due 6/15/45(b)	720,000	210,674
5.550%, due 6/15/47(b)	225,000	58,502
Northern Illinois University, Revenue Bonds Insured: BAM
4.000%, due 10/1/32	500,000	468,540
4.000%, due 10/1/37	550,000	485,199
4.000%, due 10/1/39	425,000	367,572
4.000%, due 10/1/40	400,000	342,670
4.000%, due 10/1/41	400,000	340,130
Series B Insured: BAM
4.000%, due 4/1/37	1,425,000	1,256,949

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Sangamon & Morgan Counties Community Unit School District No 16 New Berlin, General Obligation Bonds Series A Insured: AGM
5.000%, due 12/1/43	$1,440,000	$1,452,347
5.000%, due 12/1/46	1,800,000	1,799,605
Sangamon County School District No 186 Springfield, General Obligation Bonds Insured: AGM
4.000%, due 2/1/29	3,000,000	3,005,800
Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville, General Obligation Bonds Series B Insured: BAM
5.000%, due 12/1/36	1,100,000	1,167,714
Southern Illinois University, Revenue Bonds Insured: BAM
4.000%, due 4/1/40	1,000,000	846,014
State of Illinois, General Obligation Bonds
5.750%, due 5/1/45	1,000,000	1,002,517
Insured: BAM
4.000%, due 6/1/41	3,765,000	3,135,879
Insured: NATL
6.000%, due 11/1/26	500,000	519,484
State of Illinois, Revenue Bonds
Insured: NATL
6.000%, due 6/15/23	180,000	182,120
Town of Cicero IL, General Obligation Bonds Insured: BAM
5.000%, due 1/1/30	475,000	490,844
Village of Bourbonnais IL, General Obligation Bonds Insured: BAM
5.250%, due 12/1/46	1,000,000	1,039,395
Village of McCook IL, General Obligation Bonds Insured: AGM
5.000%, due 12/1/25	1,575,000	1,637,120
Village of Rosemont IL, General Obligation Bonds Series A Insured: BAM
4.000%, due 12/1/49	250,000	218,669
Will County Community Unit School District No 201-U Crete-Monee, General Obligation Bonds Insured: AGM
5.250%, due 9/1/42	3,735,000	3,836,979
Will County School District No 114 Manhattan, General Obligation Bonds Insured: BAM
5.500%, due 1/1/45	3,765,000	3,963,120
Woodford Lasalle Livingston ETC Counties Community Unit Sch Dist No 6 Fieldcrest, General Obligation Bonds Series A Insured: BAM
4.000%, due 12/1/34	500,000	489,793
4.000%, due 12/1/36	500,000	483,242
		72,618,313
Indiana — 1.3%
Evansville Waterworks District, Revenue Bonds Series A Insured: BAM
4.250%, due 1/1/49	1,000,000	895,515
5.000%, due 7/1/47	2,000,000	2,044,579
	Principal Amount	Value
Municipal Bonds (continued)
Indiana (continued)
Greater Clark Building Corp., Revenue Bonds Insured: ST INTERCEPT
6.000%, due 7/15/34	$1,000,000	$1,154,044
		4,094,138
Iowa — 3.5%
Burlington Community School District Infrastructure Sales Services & Use Tax, Revenue Bonds Insured: BAM
4.000%, due 6/1/41	1,940,000	1,684,184
City of Orange City IA Water Revenue, Revenue Bonds Series B Insured: AGM
4.000%, due 6/1/37	650,000	595,159
4.000%, due 6/1/39	700,000	628,682
4.250%, due 6/1/42	1,165,000	1,064,028
Clinton Community School District Infrastructure Sales Services & Use Tax, Revenue Bonds Insured: AGM
4.000%, due 7/1/41	2,100,000	1,848,220
Jesup Community School District, General Obligation Bonds Insured: AGM
3.000%, due 6/1/31	580,000	526,947
3.250%, due 6/1/32	600,000	550,856
3.375%, due 6/1/33	620,000	569,406
4.000%, due 6/1/40	805,000	721,903
4.000%, due 6/1/41	835,000	741,249
4.000%, due 6/1/42	870,000	765,168
West Delaware County Community School District Sales & Services Tax Revenue, Revenue Bonds Insured: BAM
4.000%, due 6/1/29	450,000	453,630
4.000%, due 6/1/30	350,000	351,988
4.125%, due 6/1/41	325,000	295,136
5.000%, due 6/1/26	170,000	177,792
5.000%, due 6/1/27	350,000	369,153
		11,343,501
Kentucky — 1.6%
City of Somerset KY, General Obligation Bonds Insured: AGM
4.000%, due 6/1/23	310,000	311,019
Kentucky Bond Development Corp., Revenue Bonds Insured: BAM
5.000%, due 9/1/38	1,045,000	1,094,596
5.000%, due 9/1/49	1,000,000	1,023,512
Kentucky Economic Development Finance Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 6/1/37	500,000	450,076
Louisville & Jefferson County Metropolitan Government, Revenue Bonds Series A Insured: AGM
5.000%, due 5/15/47	1,015,000	1,006,896
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds Insured: BAM
4.000%, due 6/1/36	100,000	97,776
Woodford County School District Finance Corp., Revenue Bonds Series A Insured: BAM
6.000%, due 8/1/28	1,040,000	1,164,942
		5,148,817

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Louisiana — 0.2%
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds Series C Insured: BAM
5.000%, due 12/1/31	$500,000	$524,920
5.000%, due 12/1/32	125,000	130,839
		655,759
Maine — 0.0%(c)
Finance Authority of Maine, Revenue Bonds Series A-1 Insured: AGC
5.000%, due 12/1/26	150,000	154,728
Massachusetts — 0.9%
City of Brockton MA, General Obligation Bonds Insured: BAM-TCRS
4.000%, due 8/1/47	3,180,000	2,713,010
Commonwealth of Massachusetts, General Obligation Bonds Series A Insured: NATL
3.545%, (3-Month LIBOR + 0.57%), due 5/1/37(a)	85,000	80,104
		2,793,114
Michigan — 0.5%
Wayne County Airport Authority, Revenue Bonds Series B
5.000%, due 12/1/46	1,790,000	1,698,421
Minnesota — 0.6%
Southern Minnesota Municipal Power Agency, Revenue Bonds Series A Insured: NATL
3.790%, due 1/1/25(b)	2,255,000	2,078,644
Mississippi — 0.2%
Mississippi Development Bank, Revenue Bonds Insured: BAM
5.250%, due 10/1/38	460,000	486,548
Missouri — 1.7%
City of St Louis MO Airport Revenue, Revenue Bonds Insured: NATL
5.500%, due 7/1/28	400,000	430,746
Hickman Mills C-1 School District, General Obligation Bonds Insured: BAM
5.750%, due 3/1/41	1,960,000	2,096,909
Kansas City Industrial Development Authority, Revenue Bonds Series B
5.000%, due 3/1/46	2,000,000	1,909,445
Wright City R-II School District, General Obligation Bonds Insured: AGM
6.000%, due 3/1/42	1,000,000	1,137,225
		5,574,325
Montana — 0.0%(c)
City of Bozeman MT, Tax Allocation Insured: AGM
4.000%, due 7/1/26	75,000	75,630
Nebraska — 0.3%
Ashland-Greenwood Public Schools, General Obligation Bonds Insured: AGM
4.000%, due 12/15/34	490,000	480,279
Hershey Public Schools, General Obligation Bonds Insured: AGM
4.000%, due 12/15/42	620,000	541,484
		1,021,763

	Principal Amount	Value
Municipal Bonds (continued)
Nevada — 0.7%
City of North Las Vegas NV, General Obligation Bonds Insured: AGM
4.000%, due 6/1/36	$1,055,000	$1,008,996
City of Reno NV, Revenue Bonds Series A-1 Insured: AGM
4.000%, due 6/1/46	1,150,000	961,021
5.000%, due 6/1/32	265,000	274,414
		2,244,431
New Jersey — 2.6%
Atlantic City Board of Education, General Obligation Bonds Insured: AGM
4.000%, due 4/1/33	325,000	325,819
4.000%, due 4/1/35	105,000	102,841
City of East Orange NJ, General Obligation Bonds Insured: AGM
4.000%, due 10/15/39	1,040,000	927,246
City of Union City NJ, General Obligation Bonds Insured: AGM
0.050%, due 8/1/24	1,205,000	1,101,841
Essex County Improvement Authority, Revenue Bonds Insured: AMBAC
5.250%, due 12/15/22	500,000	501,245
New Jersey Educational Facilities Authority, Revenue Bonds Series F Insured: BAM
5.000%, due 7/1/25	300,000	312,446
New Jersey Transportation Trust Fund Authority, Revenue Bonds Series C Insured: AMBAC
4.220%, due 12/15/26(b)	2,130,000	1,793,214
Passaic Valley Sewerage Commission, Revenue Bonds Series I Insured: AGM
5.000%, due 12/1/25	50,000	52,344
South Jersey Transportation Authority, Revenue Bonds Insured: BAM
5.000%, due 11/1/36	500,000	512,669
5.000%, due 11/1/37	500,000	510,802
5.250%, due 11/1/52	2,250,000	2,282,494
		8,422,961
New York — 5.5%
Canton Central School District, General Obligation Bonds Insured: AGM ST AID WITHHLDG
4.000%, due 6/15/28	955,000	977,615
City of Long Beach NY, General Obligation Bonds Series B Insured: BAM
5.250%, due 7/15/35	400,000	413,426
5.250%, due 7/15/36	300,000	308,941
5.250%, due 7/15/37	325,000	333,326
5.250%, due 7/15/42	1,800,000	1,825,491
County of Nassau NY, General Obligation Bonds Series A Insured: AGM
4.125%, due 4/1/47	3,525,000	3,139,266
County of Suffolk NY, General Obligation Bonds Series B Insured: AGM
5.000%, due 10/15/28	500,000	538,401
Metropolitan Transportation Authority, Revenue Bonds Series A-1
4.000%, due 11/15/46	600,000	467,966
5.000%, due 11/15/29	500,000	503,369

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
Series B Insured: AMBAC
5.250%, due 11/15/24	$1,145,000	$1,176,210
Series C Insured: AGM-CR
5.000%, due 11/15/41	2,000,000	2,024,621
Series E
4.000%, due 11/15/45	450,000	354,233
New York City Industrial Development Agency, Revenue Bonds Insured: NATL
9.062%, due 3/1/24(a)(d)	1,500,000	1,503,774
Series A Insured: AGM
3.000%, due 3/1/49	1,265,000	829,072
New York Convention Center Development Corp., Revenue Bonds Series B Insured: BAM
5.320%, due 11/15/38(b)	375,000	161,597
New York Liberty Development Corp., Revenue Bonds Series 1WTC Insured: BAM
3.000%, due 2/15/42	2,300,000	1,680,810
New York State Dormitory Authority, Revenue Bonds Insured: AGM
4.000%, due 10/1/36	5,000	5,147
Niagara Falls City School District, Certificates of Participation Insured: AGM
4.000%, due 6/15/26	200,000	200,962
Oneida County Local Development Corp., Revenue Bonds Series A Insured: AGM
3.000%, due 12/1/44	405,000	274,795
Port Authority of New York & New Jersey, Revenue Bonds Series 231
5.500%, due 8/1/52	765,000	797,516
Town of Oyster Bay NY, General Obligation Bonds Insured: BAM
4.000%, due 2/15/26	65,000	66,099
4.000%, due 2/15/27	55,000	56,080
		17,638,717
North Carolina — 2.0%
Greater Asheville Regional Airport Authority, Revenue Bonds Series A Insured: AGM
5.250%, due 7/1/41	3,250,000	3,241,087
North Carolina Turnpike Authority, Revenue Bonds Insured: AGM
5.000%, due 1/1/49	3,325,000	3,353,213
		6,594,300
Ohio — 3.4%
City of Toledo OH, General Obligation Bonds Insured: AGM
5.500%, due 12/1/42	3,000,000	3,194,099
Cloverleaf Local School District, Certificates of Participation Insured: BAM
5.375%, due 12/1/39	1,780,000	1,854,026
5.500%, due 12/1/42	955,000	993,795
Conotton Valley Union Local School District, Certificates of Participation Insured: AGM
4.000%, due 12/1/33	315,000	315,858
	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
County of Cuyahoga OH, Revenue Bonds
5.000%, due 2/15/28	$500,000	$511,321
Green Local School District/Summit County, Certificates of Participation Insured: AGM
5.500%, due 11/1/47	3,000,000	3,148,534
Youngstown State University, Revenue Bonds Insured: AGM
4.000%, due 12/15/29	775,000	795,662
		10,813,295
Oregon — 0.7%
City of Seaside OR Transient Lodging Tax Revenue, Revenue Bonds Insured: AGM
5.000%, due 12/15/37	400,000	421,040
Lebanon Rural Fire Protection District, General Obligation Bonds Insured: BAM
4.000%, due 6/15/45	2,305,000	1,917,772
		2,338,812
Pennsylvania — 3.9%
Ambridge Area School District, General Obligation Bonds Insured: AGM
4.000%, due 11/1/22	660,000	660,000
Bucks County Industrial Development Authority, Revenue Bonds Insured: AGM-CR
3.000%, due 8/15/53	3,555,000	2,211,057
4.000%, due 8/15/44	1,030,000	883,869
Catasauqua Area School District, General Obligation Bonds Insured: BAM
4.000%, due 2/15/27	70,000	71,096
City of Philadelphia PA Airport Revenue, Revenue Bonds Insured: AGM
4.000%, due 7/1/39	1,335,000	1,154,504
Erie Sewer Authority, Revenue Bonds Series B Insured: AGM
5.000%, due 12/1/35	460,000	493,194
Indiana County Industrial Development Authority, Revenue Bonds Insured: BAM
5.000%, due 5/1/31	870,000	903,846
5.000%, due 5/1/33	575,000	588,729
New Brighton Area School District, General Obligation Bonds Insured: AGM
4.250%, due 8/15/47	510,000	462,094
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds Series A Insured: AGC
3.108%, (3-Month LIBOR + 0.60%), due 7/1/27(a)	135,000	132,315
Pennsylvania Turnpike Commission, Revenue Bonds Series A Insured: BAM
5.000%, due 12/1/44	1,595,000	1,610,842
Series C Insured: AGM
6.250%, due 6/1/33	450,000	490,694
Pittsburgh Water & Sewer Authority, Revenue Bonds Insured: AGM
5.000%, due 9/1/37	1,350,000	1,403,279
5.000%, due 9/1/38	1,420,000	1,471,175

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
School District of Philadelphia (The), General Obligation Bonds Series F Insured: BAM
5.000%, due 9/1/27	$5,000	$5,298
South Wayne County Water and Sewer Authority, Revenue Bonds Insured: BAM
4.000%, due 2/15/29	40,000	40,786
		12,582,778
Puerto Rico — 0.2%
Puerto Rico Electric Power Authority, Revenue Bonds Series PP Insured: NATL
5.000%, due 7/1/24	25,000	24,939
Series UU Insured: AGM
2.046%, (3-Month LIBOR + 0.52%), due 7/1/29(a)	510,000	477,811
		502,750
South Carolina — 0.7%
Spartanburg County School District No 4, General Obligation Bonds Insured: SCSDE
5.000%, due 3/1/42	2,205,000	2,312,789
South Dakota — 3.3%
Baltic School District No 49-1, General Obligation Bonds Insured: AGM
5.250%, due 12/1/47	1,780,000	1,848,014
5.500%, due 12/1/51	3,080,000	3,245,242
City of Brandon SD Water Utility Revenue, Revenue Bonds Insured: BAM
4.000%, due 8/1/35	1,845,000	1,670,790
4.250%, due 8/1/42	1,470,000	1,349,430
5.500%, due 8/1/47	1,000,000	1,058,135
De Smet School District No 38-2, General Obligation Bonds Insured: BAM
5.000%, due 8/1/47	1,300,000	1,327,368
		10,498,979
Tennessee — 0.2%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds
5.000%, due 10/1/27	550,000	546,669
Texas — 9.9%
Belmont Fresh Water Supply District No 1, General Obligation Bonds Insured: BAM
4.000%, due 3/1/39	450,000	392,964
4.000%, due 3/1/40	695,000	604,370
4.000%, due 3/1/43	2,280,000	1,941,298
Central Texas Turnpike System, Revenue Bonds Series A Insured: BHAC-CR AMBAC
3.930%, due 8/15/27(b)	105,000	87,142
City of Alton TX, General Obligation Bonds Insured: BAM
3.000%, due 8/15/29	260,000	243,807
City of Arlington TX Special Tax Revenue, Special Tax Series A Insured: AGM
5.000%, due 2/15/37	1,500,000	1,540,777
5.000%, due 2/15/48	2,000,000	2,017,555
	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Fort Bend County Municipal Utility District No 134, General Obligation Bonds Series B Insured: AGM
6.500%, due 3/1/28	$390,000	$436,930
6.500%, due 3/1/29	390,000	443,397
Galveston County Municipal Utility District No 56, General Obligation Bonds Insured: AGM
6.875%, due 6/1/29	625,000	721,760
Grand Parkway Transportation Corp., Revenue Bonds Series C Insured: AGM
4.000%, due 10/1/49	140,000	118,583
Green Valley Special Utility District, Revenue Bonds Insured: BAM
7.000%, due 9/15/26	515,000	572,035
Guadalupe-Blanco River Authority, Revenue Bonds Insured: BAM
6.000%, due 8/15/42	1,975,000	2,193,515
Harris County Water Control & Improvement District No 158, General Obligation Bonds Insured: BAM
5.000%, due 9/1/48	1,865,000	1,807,471
7.000%, due 9/1/27	340,000	382,858
7.000%, due 9/1/28	360,000	411,625
7.000%, due 9/1/29	380,000	440,753
Horizon Regional Municipal Utility District, General Obligation Bonds Insured: BAM
4.000%, due 2/1/47	2,980,000	2,426,472
Kaufman County Municipal Utility District No 3, General Obligation Bonds Insured: AGM
5.000%, due 3/1/48	1,560,000	1,503,859
5.125%, due 3/1/46	1,415,000	1,394,795
Lazy Nine Municipal Utility District No 1B, General Obligation Bonds Series 1B Insured: BAM
4.125%, due 3/1/39	605,000	546,185
Matagorda County Navigation District No 1, Revenue Bonds Insured: AMBAC
5.125%, due 11/1/28	805,000	844,698
Series A Insured: AMBAC
4.400%, due 5/1/30	500,000	489,783
Montgomery County Municipal Utility District No 95, General Obligation Bonds Insured: BAM
5.000%, due 9/1/41	2,000,000	2,015,979
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds Series A-1 Insured: AGM
5.000%, due 7/1/28	500,000	521,703
Series B-1 Insured: AGM
4.000%, due 7/1/30	155,000	154,747
North Texas Municipal Water District, Revenue Bonds Insured: AGM
4.000%, due 6/1/36	775,000	722,411
Southwest Houston Redevelopment Authority, Revenue Bonds Insured: AGM
4.000%, due 9/1/32	390,000	388,045
Texas Municipal Power Agency, Revenue Bonds Insured: AGM
3.000%, due 9/1/35	2,345,000	1,893,879
3.000%, due 9/1/39	700,000	525,787

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Texas State Technical College, Revenue Bonds Insured: AGM
5.500%, due 8/1/42	$4,000,000	$4,185,028
		31,970,211
Washington — 0.3%
Chelan County Public Utility District No 1, Revenue Bonds Series A Insured: NATL
3.510%, due 6/1/23(b)	100,000	97,984
Klickitat County Public Utility District No 1, Revenue Bonds Series A Insured: AGM
4.000%, due 12/1/37	750,000	735,020
State of Washington, General Obligation Bonds Series C Insured: AMBAC
3.380%, due 6/1/23(b)	200,000	196,124
		1,029,128
Wisconsin — 1.0%
City of Racine WI Waterworks System Revenue, Revenue Bonds Insured: AGM
5.000%, due 9/1/30	500,000	534,152
Omro School District, General Obligation Bonds Insured: BAM
3.000%, due 3/1/28	30,000	28,740
Public Finance Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 7/1/40	300,000	256,919
4.000%, due 7/1/45	800,000	651,697
Wisconsin Center District, Revenue Bonds Series D Insured: AGM
8.390%, due 12/15/45(b)	5,635,000	1,641,152
		3,112,660
Wyoming — 0.3%
University of Wyoming, Revenue Bonds Series C Insured: AGM
4.000%, due 6/1/42	1,000,000	891,612
Total Municipal Bonds
(Cost $334,422,823)		309,936,331

	Shares	Value
Short-Term Investment — 11.4%
Money Market Fund — 11.4%
Dreyfus Tax Exempt Cash Management - Institutional, 2.01%(e)
(Cost $36,591,610)	36,596,500	$36,591,610
Total Investments — 107.5%
(Cost $371,014,433)		346,527,941
Other Assets and Liabilities, Net — (7.5)%		(24,111,466)
Net Assets — 100.0%		$322,416,475

(a)
Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2022.

(b)
The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(c)
Less than 0.05%.

(d)
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(e)
Reflects the 7-day yield at October 31, 2022.

Abbreviations
AGC	—	Assured Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	Ambac Assurance Corp.
BAM	—	Build America Mutual Assurance Co.
BHAC-CR	—	Berkshire Hathaway Assurance Corp. Custodial Receipts
FGIC	—	Financial Guaranty Insurance Co.
LIBOR	—	London InterBank Offered Rate
NATL	—	National Public Finance Guarantee Corp.
SCH BD GTY	—	School Bond Guaranty Program
SCSDE	—	South Carolina Department of Education
ST INTERCEPT	—	State Tax Intercept
TCRS	—	Transferable Custodial Receipts

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Municipal Bonds	$—	$309,936,331	$—	$309,936,331
Short-Term Investment:
Money Market Fund	36,591,610	—	—	36,591,610
Total Investments in Securities	$36,591,610	$309,936,331	$—	$346,527,941

(f)
For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended October 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF

October 31, 2022 (unaudited)
	Principal Amount	Value
Municipal Bonds — 102.2%
Alabama — 4.2%
Alabama Community College System, Revenue Bonds Insured: BAM
4.000%, due 11/1/32	$410,000	$406,531
4.000%, due 11/1/33	660,000	646,422
Birmingham Airport Authority, Revenue Bonds Insured: BAM
5.000%, due 7/1/32	600,000	630,802
Black Belt Energy Gas District, Revenue Bonds
2.590%, (Municipal Swap Index + 0.35%), due 10/1/52(a)	900,000	841,079
4.000%, due 12/1/49(a)(b)	600,000	581,760
4.000%, due 10/1/52(a)(b)	1,760,000	1,694,183
5.500%, due 11/1/53(a)(b)	1,000,000	1,010,021
Montgomery County Public Facilities Authority, Revenue Bonds Series A
4.000%, due 3/1/33	660,000	646,273
4.000%, due 3/1/35	1,220,000	1,160,482
Southeast Energy Authority A Cooperative District, Revenue Bonds Series A-1
5.500%, due 1/1/53(a)(b)	3,000,000	3,032,409
Series B
4.000%, due 12/1/51(a)(b)	2,325,000	2,092,969
		12,742,931
Alaska — 0.0%(c)
Alaska Industrial Development & Export Authority, Revenue Bonds
Series A
5.000%, due 6/1/28	100,000	98,476
Arizona — 0.8%
Arizona Industrial Development Authority, Revenue Bonds Series A
4.000%, due 11/1/39	600,000	524,046
5.000%, due 11/1/31	550,000	569,242
Series A Insured: BAM
5.000%, due 6/1/31	300,000	315,756
5.000%, due 6/1/32	325,000	340,872
City of Phoenix Civic Improvement Corp., Revenue Bonds Series A
5.000%, due 7/1/34	500,000	502,693
Maricopa County Industrial Development Authority, Revenue Bonds Series C Insured: SD CRED PROG
5.000%, due 7/1/37	300,000	303,132
		2,555,741
Arkansas — 0.1%
University of Central Arkansas, Revenue Bonds Series A Insured: AGM
5.000%, due 11/1/34	400,000	413,815
California — 6.3%
Apple Valley Public Financing Authority, Tax Allocation Series A Insured: BAM
4.000%, due 6/1/31	1,000,000	1,019,411
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Benicia Unified School District, General Obligation Bonds Series C Insured: AGM
3.510%, due 8/1/23(d)	$300,000	$292,235
California Health Facilities Financing Authority, Revenue Bonds
5.000%, due 11/15/49	835,000	797,220
California Municipal Finance Authority, Certificate for Participation Insured: AGM
5.000%, due 11/1/28	250,000	257,963
5.000%, due 11/1/29	125,000	129,039
5.000%, due 11/1/30	410,000	423,606
5.000%, due 11/1/32	225,000	231,631
5.000%, due 11/1/33	1,175,000	1,203,066
California Municipal Finance Authority, Revenue Bonds
5.000%, due 5/15/31	400,000	401,456
California State Public Works Board, Revenue Bonds Series B
4.000%, due 5/1/36	200,000	194,037
California Statewide Communities Development Authority, Revenue Bonds Insured: BAM
4.000%, due 5/15/35	2,000,000	1,897,760
City of Long Beach CA Airport System Revenue, Revenue Bonds Insured: AGM
5.000%, due 6/1/26	250,000	263,607
5.000%, due 6/1/27	200,000	213,551
Series A Insured: AGM
5.000%, due 6/1/27	200,000	213,551
Series B Insured: AGM
5.000%, due 6/1/29	150,000	164,068
City of San Mateo CA, Special Tax Insured: BAM
5.250%, due 9/1/35	1,000,000	1,051,066
Fresno Unified School District, General Obligation Bonds Series B
5.000%, due 8/1/37	650,000	691,724
5.000%, due 8/1/38	500,000	527,574
Grossmont Union High School District, General Obligation Bonds Series F Insured: AGM
4.650%, due 8/1/33(d)	1,465,000	873,157
Hercules Redevelopment Agency Successor Agency, Tax Allocation Series A Insured: AGM
5.000%, due 8/1/37	500,000	523,283
Independent Cities Finance Authority, Revenue Bonds Insured: AGM
4.000%, due 6/1/36	700,000	648,295
Kelseyville Unified School District, General Obligation Bonds Series C Insured: AGM
4.730%, due 8/1/33(d)	35,000	22,629
5.050%, due 8/1/31(d)	150,000	104,630

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Metropolitan Water District of Southern California, Revenue Bonds Series E
2.380%, (Municipal Swap Index + 0.14%), due 7/1/37(a)	$1,200,000	$1,194,118
Monterey Peninsula Community College District, General Obligation Bonds
6.840%, due 8/1/32(d)	975,000	636,512
Riverside County Community Facilities Districts, Special Tax Insured: AGM
4.000%, due 9/1/35	1,060,000	1,001,695
Roseville Natural Gas Financing Authority, Revenue Bonds
5.000%, due 2/15/24	560,000	565,628
Sacramento City Financing Authority, Tax Allocation Series A Insured: NATL
3.520%, due 12/1/23(d)	3,000,000	2,888,546
Sacramento City Unified School District, General Obligation Bonds Insured: AGM
3.590%, due 7/1/24(d)	305,000	287,415
State of California, General Obligation Bonds
4.000%, due 9/1/32	500,000	504,252
Westminster School District, General Obligation Bonds Series B Insured: BAM
3.580%, due 8/1/48(d)	100,000	17,433
		19,240,158
Colorado — 2.6%
Adams State University, Revenue Bonds Series A Insured: ST HGR ED INTERCEPT PROG
5.000%, due 5/15/35	1,125,000	1,191,178
Cherokee Metropolitan District, Revenue Bonds Insured: BAM
4.000%, due 8/1/34	200,000	201,053
Colorado Educational & Cultural Facilities Authority, Moral Obligation Bond
4.000%, due 12/15/36	475,000	426,646
Colorado Educational & Cultural Facilities Authority, Revenue Bonds Series A
4.000%, due 7/1/36	1,000,000	921,337
Colorado Health Facilities Authority, Revenue Bonds Series A-1
4.000%, due 8/1/44	250,000	201,609
5.000%, due 8/1/35	105,000	105,738
Series A-2
5.000%, due 8/1/33	90,000	91,387
Crystal Valley Metropolitan District No 2, General Obligation Bonds Series A Insured: AGM
4.000%, due 12/1/36	500,000	485,340
	Principal Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Eagle County School District No Re50J, Certificates of Participation Insured: AGM
4.000%, due 12/1/41	$515,000	$461,671
Gold Hill Mesa Metropolitan District No 2, General Obligation Bonds Series A Insured: BAM
5.000%, due 12/1/28	145,000	148,906
5.000%, due 12/1/29	145,000	148,833
5.250%, due 12/1/37	200,000	204,582
Grand River Hospital District, General Obligation Bonds Insured: AGM
5.250%, due 12/1/37	425,000	430,575
Jefferson County School District R-1, General Obligation Bonds Insured: BAM
4.000%, due 12/15/34	3,000,000	2,969,514
		7,988,369
Connecticut — 4.4%
City of Bridgeport CT, General Obligation Bonds Series A
5.000%, due 11/1/33	600,000	625,643
5.000%, due 9/1/38	1,250,000	1,298,224
City of Hartford CT, General Obligation Bonds Series A Insured: BAM
5.000%, due 4/1/30	100,000	100,679
City of New Britain CT, General Obligation Bonds Series A Insured: BAM
5.000%, due 3/1/30	155,000	165,065
5.000%, due 3/1/36	400,000	418,443
Series B Insured: AGM
5.250%, due 9/1/30	600,000	642,116
City of West Haven CT, General Obligation Bonds
4.000%, due 9/15/27	240,000	241,473
4.000%, due 9/15/28	290,000	291,876
4.000%, due 9/15/31	325,000	323,974
Insured: BAM
4.000%, due 3/15/29	200,000	204,770
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
1.250%, due 7/1/42(a)(b)	2,000,000	2,000,000
Series I-1
5.000%, due 7/1/33	350,000	361,377
Series L
5.000%, due 7/1/32	1,590,000	1,624,933
State of Connecticut, General Obligation Bonds Series A Insured: BAM
5.000%, due 4/15/34	1,875,000	1,992,103
State of Connecticut Special Tax Revenue, Revenue Bonds Series A
4.000%, due 5/1/36	500,000	476,053
4.000%, due 5/1/39	1,500,000	1,398,681
5.250%, due 7/1/40	1,000,000	1,073,947

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Connecticut (continued)
Town of Hamden CT, General Obligation Bonds Insured: BAM
5.000%, due 8/15/32	$350,000	$369,513
		13,608,870
District of Columbia — 1.0%
District of Columbia Housing Finance Agency, Revenue Bonds
4.000%, due 9/1/40(a)(b)	3,035,000	3,028,445
Florida — 5.5%
City of Miami Beach FL Water & Sewer Revenue, Revenue Bonds Series A
4.000%, due 12/1/34	1,000,000	972,357
City of Pompano Beach FL, Revenue Bonds Series B-2
1.450%, due 1/1/27	250,000	213,691
County of Miami-Dade FL, General Obligation Bonds
5.000%, due 7/1/43	1,430,000	1,476,388
County of Miami-Dade FL Aviation Revenue, Revenue Bonds Series A
4.000%, due 10/1/38	400,000	354,865
County of Miami-Dade FL Transit System, Revenue Bonds
5.000%, due 7/1/43	4,500,000	4,688,312
Florida Development Finance Corp., Revenue Bonds
5.000%, due 2/1/34	1,405,000	1,345,157
Series A
4.000%, due 7/1/24	200,000	197,300
Florida Housing Finance Corp., Revenue Bonds Series G
4.500%, due 5/1/26(a)(b)	3,000,000	3,016,572
Fort Pierce Utilities Authority, Revenue Bonds Series A Insured: AGM
5.000%, due 10/1/27	700,000	741,960
5.000%, due 10/1/31	400,000	431,744
5.000%, due 10/1/33	200,000	214,185
5.000%, due 10/1/37	425,000	448,220
5.000%, due 10/1/39	475,000	497,115
Miami Beach Health Facilities Authority, Revenue Bonds
4.000%, due 11/15/38	500,000	425,907
North Springs Improvement District, Special Assessment Insured: AGM
4.000%, due 5/1/28	60,000	61,013
4.000%, due 5/1/30	45,000	45,538
Tampa Bay Water, Revenue Bonds
5.000%, due 10/1/39	1,600,000	1,708,949
		16,839,273
Georgia — 2.7%
City of Atlanta GA Airport Passenger Facility Charge, Revenue Bonds Series C
5.000%, due 7/1/40	2,700,000	2,759,545
	Principal Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Main Street Natural Gas, Inc., Revenue Bonds Series G
4.000%, due 4/1/48(a)(b)	$1,250,000	$1,247,332
Municipal Electric Authority of Georgia, Revenue Bonds Series A
5.000%, due 1/1/36	1,000,000	1,003,771
5.000%, due 1/1/38	500,000	493,222
Private Colleges & Universities Authority, Revenue Bonds
4.000%, due 4/1/39	450,000	397,630
Walton County Water & Sewer Authority, Revenue Bonds
5.250%, due 2/1/38	250,000	270,615
5.250%, due 2/1/39	425,000	457,736
5.250%, due 2/1/40	450,000	482,207
5.250%, due 2/1/41	400,000	425,948
5.250%, due 2/1/42	350,000	370,936
5.250%, due 2/1/43	425,000	449,161
		8,358,103
Guam — 0.2%
Guam Government Waterworks Authority, Revenue Bonds
5.250%, due 7/1/33	500,000	506,654
Illinois — 13.0%
Carol Stream Park District, General Obligation Bonds Series C Insured: BAM
4.000%, due 11/1/26	485,000	492,898
Chicago O’Hare International Airport, Revenue Bonds Series D
5.000%, due 1/1/28	370,000	392,043
Chicago Park District, General Obligation Bonds Series C Insured: BAM
5.000%, due 1/1/27	250,000	252,510
Series D
4.000%, due 1/1/34	1,000,000	907,355
4.000%, due 1/1/35	645,000	569,171
Series E Insured: BAM
4.000%, due 11/15/31	500,000	466,777
City of Chicago IL, General Obligation Bonds Series A
4.000%, due 1/1/36	750,000	630,051
5.000%, due 1/1/33	1,050,000	1,005,070
5.250%, due 1/1/28	1,000,000	1,001,227
City of Joliet IL, General Obligation Bonds Insured: BAM
5.000%, due 12/15/38	1,000,000	1,044,452
5.250%, due 12/15/39	1,000,000	1,061,667
5.250%, due 12/15/40	1,000,000	1,058,647
Cook County Township High School District No 220 Reavis, General Obligation Bonds Insured: BAM
5.000%, due 12/1/25	600,000	621,893
County of Sangamon IL, General Obligation Bonds Insured: BAM
5.000%, due 12/15/26	240,000	253,294

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Illinois Development Finance Authority, Revenue Bonds
3.750%, due 7/15/25(d)	$500,000	$452,145
Illinois Finance Authority, Revenue Bonds Series A
4.000%, due 10/1/38	2,000,000	1,856,079
5.000%, due 8/15/32	1,500,000	1,581,070
Illinois State Toll Highway Authority, Revenue Bonds Series A
5.000%, due 1/1/43	1,095,000	1,110,086
Macon & De Witt Counties Community Unit School District No 2 Maroa-Forsyth, General Obligation Bonds Insured: AGM
4.000%, due 12/1/31	500,000	503,678
4.000%, due 12/1/32	550,000	550,362
4.000%, due 12/1/40	1,000,000	924,057
Madison County Community Unit School District No 8 Bethalto, General Obligation Bonds Series B Insured: BAM
4.000%, due 12/1/31	700,000	706,413
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds Series A Insured: AGM
5.000%, due 11/1/32	320,000	335,085
Northern Illinois University, Revenue Bonds Insured: BAM
5.000%, due 10/1/26	250,000	258,797
5.000%, due 10/1/28	650,000	680,946
5.000%, due 10/1/30	690,000	729,417
Sales Tax Securitization Corp., Revenue Bonds Series A
4.000%, due 1/1/38	1,800,000	1,589,244
5.000%, due 1/1/30	500,000	518,480
Sangamon & Morgan Counties Community Unit School District No 16 New Berlin, General Obligation Bonds Series A Insured: AGM
5.000%, due 12/1/38	1,720,000	1,773,235
5.500%, due 12/1/36	350,000	379,021
Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville, General Obligation Bonds Series B Insured: BAM
5.000%, due 12/1/32	500,000	536,513
Southwestern Illinois Development Authority, Revenue Bonds
4.000%, due 10/15/24	165,000	166,157
4.000%, due 4/15/31	450,000	450,679
4.000%, due 4/15/33	500,000	490,273
State of Illinois, Series C
4.000%, due 10/1/40	475,000	386,014
State of Illinois, General Obligation Bonds Series A
5.000%, due 4/1/23	1,450,000	1,456,107
5.000%, due 12/1/26	780,000	785,257
	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
5.000%, due 3/1/27	$500,000	$503,059
5.000%, due 3/1/29	1,470,000	1,471,637
5.000%, due 3/1/30	1,000,000	1,000,052
Series A Insured: AGM
4.125%, due 4/1/33	550,000	516,105
Series D
5.000%, due 11/1/28	1,000,000	1,001,311
State of Illinois Sales Tax Revenue, Revenue Bonds Insured: BAM
4.000%, due 6/15/27	600,000	605,610
Town of Cicero IL, General Obligation Bonds Insured: BAM
5.000%, due 12/1/26	230,000	230,335
5.000%, due 1/1/30	450,000	465,010
Village of Bolingbrook IL, General Obligation Bonds Series A
3.310%, due 1/1/35(d)	4,000,000	2,156,316
Village of Franklin Park IL, Revenue Bonds Series A Insured: BAM
4.000%, due 10/1/30	350,000	355,133
4.000%, due 10/1/32	375,000	377,559
Village of Matteson IL, Revenue Bonds Insured: BAM
5.000%, due 12/1/29	465,000	495,012
Village of Mundelein IL, General Obligation Bonds Insured: AGM
4.000%, due 12/15/39	100,000	92,043
Village of Stone Park IL, General Obligation Bonds Series B Insured: BAM
4.000%, due 2/1/23	135,000	135,158
Will County School District No 114 Manhattan, General Obligation Bonds Insured: AGM
3.500%, due 1/1/26	840,000	839,409
Insured: BAM
5.000%, due 1/1/36	445,000	462,703
5.250%, due 1/1/39	555,000	582,401
Woodford Lasalle Livingston Etc Counties Community Unit Sch Dist No 6 Fieldcrest, General Obligation Bonds Series A Insured: BAM
4.000%, due 12/1/35	500,000	487,582
		39,752,605
Indiana — 2.5%
City of Bloomington IN Waterworks Revenue, Revenue Bonds Insured: BAM
5.000%, due 7/1/39	2,690,000	2,825,204
5.000%, due 1/1/42	1,525,000	1,592,488
Evansville Waterworks District, Revenue Bonds Series A Insured: BAM
5.000%, due 1/1/36	500,000	528,694
5.000%, due 7/1/38	575,000	600,797
Greater Clark Building Corp., Revenue Bonds Insured: ST INTERCEPT
6.000%, due 7/15/34	1,000,000	1,154,044

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Indiana (continued)
Indiana Finance Authority, Revenue Bonds Series A
1.400%, due 8/1/29	$1,000,000	$800,239
MSD of Wash Township School Building Corp., Revenue Bonds Insured: ST INTERCEPT
5.000%, due 7/15/35	225,000	238,048
		7,739,514
Iowa — 1.6%
City of Coralville IA, General Obligation Bonds Series A
4.000%, due 5/1/23	520,000	520,910
4.000%, due 5/1/24	1,305,000	1,311,151
Iowa Higher Education Loan Authority, Revenue Bonds
5.000%, due 10/1/34	300,000	302,237
5.000%, due 10/1/35	360,000	360,682
5.000%, due 10/1/36	365,000	363,268
Jesup Community School District, General Obligation Bonds Insured: AGM
5.000%, due 6/1/24	420,000	429,936
5.000%, due 6/1/25	440,000	455,634
5.000%, due 6/1/26	465,000	487,108
5.000%, due 6/1/27	490,000	518,721
		4,749,647
Kansas — 1.0%
City of Dodge City KS, General Obligation Bonds Series A Insured: AGM
5.000%, due 9/1/28	365,000	390,783
5.000%, due 9/1/31	420,000	453,563
Johnson County Unified School District No 233 Olathe, General Obligation Bonds Series A
4.000%, due 9/1/36	1,700,000	1,644,026
Wyandotte County Unified School District No 500 Kansas City, General Obligation Bonds Series A
4.125%, due 9/1/37	500,000	514,583
		3,002,955
Kentucky — 0.4%
City of Berea KY, Revenue Bonds Series A
1.540%, due 6/1/32(a)(b)	600,000	600,000
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds Insured: BAM
4.000%, due 6/1/36	75,000	73,332
Louisville/Jefferson County Metropolitan Government, Revenue Bonds Series A
5.000%, due 10/1/32	500,000	509,356
		1,182,688

	Principal Amount	Value
Municipal Bonds (continued)
Louisiana — 1.5%
Cameron Parish School District No 15, General Obligation Bonds
5.000%, due 10/1/23	$205,000	$206,972
5.000%, due 10/1/29	290,000	305,510
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds Series C Insured: BAM
5.000%, due 12/1/31	100,000	104,984
City of Youngsville LA Sales Tax Revenue, Revenue Bonds Insured: BAM
4.000%, due 5/1/32	250,000	250,577
4.000%, due 5/1/34	300,000	297,117
Louisiana Stadium & Exposition District, Revenue Bonds
4.000%, due 7/3/23	1,750,000	1,748,984
State of Louisiana, General Obligation Bonds Series D
5.000%, due 9/1/24	1,495,000	1,540,561
		4,454,705
Maine — 0.3%
Finance Authority of Maine, Revenue Bonds Series A-1 Insured: AGC
5.000%, due 12/1/26	155,000	159,886
Maine Health & Higher Educational Facilities Authority, Revenue Bonds Series A Insured: AGM
5.000%, due 7/1/31	225,000	240,522
5.000%, due 7/1/32	500,000	525,490
		925,898
Maryland — 1.6%
City of Baltimore MD, Revenue Bonds Series A Insured: BAM
4.000%, due 7/1/38	900,000	846,429
Maryland Community Development Administration, Revenue Bonds Series A
5.000%, due 9/1/42	1,000,000	1,003,666
State of Maryland, General Obligation Bonds Series A
5.000%, due 3/15/32	585,000	642,653
5.000%, due 6/1/37	2,100,000	2,310,231
		4,802,979
Massachusetts — 0.8%
Commonwealth of Massachusetts, General Obligation Bonds Series C
5.000%, due 5/1/46	1,250,000	1,286,205
Massachusetts School Building Authority, Revenue Bonds Series B
5.000%, due 11/15/34	1,000,000	1,038,635
		2,324,840
Michigan — 3.2%
County of Genesee MI, General Obligation Bonds Insured: AGM
5.000%, due 6/1/26	190,000	198,124

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
5.000%, due 6/1/28	$90,000	$95,622
5.000%, due 6/1/30	210,000	226,019
Great Lakes Water Authority Sewage Disposal System Revenue, Revenue Bonds Series C
5.000%, due 7/1/36	1,000,000	1,025,462
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds Insured: BAM
5.000%, due 7/1/46	1,000,000	1,024,760
Michigan Finance Authority, Revenue Bonds Series A
5.000%, due 4/15/29	1,000,000	1,079,667
5.000%, due 2/15/34	235,000	243,065
Series A Class 1
4.000%, due 6/1/34	500,000	451,977
Richmond Community Schools, General Obligation Bonds Series I Insured: Q-SBLF
4.000%, due 5/1/36	1,450,000	1,404,923
4.000%, due 5/1/37	2,655,000	2,531,463
Van Buren Public Schools, General Obligation Bonds Insured: BAM
4.000%, due 11/1/36	1,040,000	977,961
Wyoming Public Schools, General Obligation Bonds Series III Insured: AGM
4.000%, due 5/1/41	500,000	444,090
		9,703,133
Minnesota — 2.1%
City of Minneapolis MN/St Paul Housing & Redevelopment Authority, Revenue Bonds Series A
1.500%, due 11/15/35(a)(b)	4,000,000	4,000,000
Minneapolis Special School District No 1, General Obligation Bonds Series B Insured: SD CRED PROG
5.000%, due 2/1/28	1,000,000	1,073,175
5.000%, due 2/1/31	1,250,000	1,337,422
		6,410,597
Missouri — 2.7%
City of Kansas City MO, Revenue Bonds Series C
5.000%, due 9/1/26	1,300,000	1,365,135
5.000%, due 9/1/28	1,000,000	1,070,638
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds
4.000%, due 8/1/25	150,000	146,260
5.000%, due 2/15/32	500,000	508,224
Hickman Mills C-1 School District, General Obligation Bonds Insured: BAM
5.750%, due 3/1/42	3,390,000	3,611,897
	Principal Amount	Value
Municipal Bonds (continued)
Missouri (continued)
Wright City R-II School District, General Obligation Bonds Insured: AGM
6.000%, due 3/1/27	$150,000	$164,525
6.000%, due 3/1/29	150,000	169,551
6.000%, due 3/1/31	35,000	40,498
6.000%, due 3/1/33	500,000	584,568
6.000%, due 3/1/35	530,000	614,350
		8,275,646
Montana — 0.1%
Montana Facility Finance Authority, Revenue Bonds
5.000%, due 6/1/24	375,000	382,133
Nebraska — 1.7%
Central Plains Energy Project, Revenue Bonds
4.000%, due 12/1/49(a)(b)	1,500,000	1,481,604
5.000%, due 3/1/50(a)(b)	3,500,000	3,501,877
City of Kearney NE, General Obligation Bonds
4.000%, due 5/15/32	340,000	334,602
		5,318,083
Nevada — 0.9%
City of North Las Vegas NV, General Obligation Bonds Insured: AGM
4.000%, due 6/1/36	1,000,000	956,395
Clark County School District, General Obligation Bonds Series A Insured: BAM
5.000%, due 6/15/37	845,000	891,410
County of Clark NV, General Obligation Bonds Series A
4.000%, due 7/1/39	1,000,000	923,163
		2,770,968
New Hampshire — 0.2%
New Hampshire Business Finance Authority, Revenue Bonds Series A
4.000%, due 4/1/30	675,000	666,981
New Jersey — 4.0%
Atlantic County Improvement Authority (The), Revenue Bonds Insured: AGM
5.000%, due 7/1/32	325,000	346,657
Essex County Improvement Authority, Revenue Bonds
4.000%, due 7/15/28	415,000	398,367
New Jersey Economic Development Authority, Revenue Bonds Series A
4.000%, due 11/1/39	1,000,000	865,788
New Jersey Educational Facilities Authority, Revenue Bonds Series C Insured: AGM
5.000%, due 7/1/25	470,000	486,826
Series F Insured: BAM
5.000%, due 7/1/25	300,000	312,446

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, Revenue Bonds Series A Insured: AGM
4.125%, due 7/1/38	$290,000	$264,942
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds Series A
3.500%, due 7/1/25(a)(b)	4,000,000	3,948,906
New Jersey Transportation Trust Fund Authority, Revenue Bonds Series A
4.270%, due 12/15/26(d)	650,000	546,123
Series AA
5.000%, due 6/15/37	1,300,000	1,293,754
New Jersey Turnpike Authority, Revenue Bonds Series B
5.000%, due 1/1/42	1,000,000	1,037,483
Series D-1
3.337%, (1-Month LIBOR + 0.70%), due 1/1/24(a)	1,000,000	998,634
Newark Board of Education, General Obligation Bonds Insured: BAM
5.000%, due 7/15/30	750,000	813,427
Salem County Improvement Authority, Revenue Bonds Insured: AGM
4.000%, due 8/15/30	195,000	193,493
4.000%, due 8/15/31	180,000	177,304
South Jersey Port Corp., Revenue Bonds Series B
5.000%, due 1/1/31	500,000	504,467
		12,188,617
New Mexico — 0.2%
Albuquerque Metropolitan Arroyo Flood Control Authority, General Obligation Bonds
5.000%, due 8/1/27	650,000	696,895
New York — 7.0%
Camden Central School District, General Obligation Bonds Insured: BAM
4.000%, due 3/15/27	1,180,000	1,202,610
City of New York NY, General Obligation Bonds
5.250%, due 10/1/47	3,000,000	3,135,000
City of Syracuse NY, General Obligation Bonds Series A Insured: AGM
4.000%, due 5/15/32	250,000	252,207
County of Nassau NY, General Obligation Bonds Series B Insured: AGM
5.000%, due 4/1/38	1,500,000	1,571,914
County of Suffolk NY, General Obligation Bonds Series C Insured: BAM
5.000%, due 2/1/23	410,000	411,712
Metropolitan Transportation Authority, Revenue Bonds Series A-1
5.000%, due 11/15/29	500,000	503,369
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
Series B Insured: AMBAC
5.250%, due 11/15/24	$500,000	$513,629
Series C
5.000%, due 11/15/38	250,000	240,999
5.000%, due 11/15/42	500,000	471,672
Monroe County Industrial Development Corp., Revenue Bonds Series A
4.000%, due 12/1/36	375,000	318,916
New York City Housing Development Corp., Revenue Bonds Series F-2
0.600%, due 5/1/61(a)(b)	1,500,000	1,351,962
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds Series S-3
5.000%, due 7/15/33	150,000	157,524
New York Liberty Development Corp., Revenue Bonds Class 1
2.450%, due 9/15/69	500,000	418,772
Series A Insured: AGM
2.750%, due 11/15/41	1,070,000	744,923
New York State Dormitory Authority, Revenue Bonds
4.000%, due 3/15/41	1,500,000	1,338,880
Series A
4.000%, due 3/15/39	500,000	456,331
Series E
3.000%, due 3/15/41	500,000	366,524
4.000%, due 3/15/39	215,000	196,222
5.000%, due 3/15/41	2,000,000	2,057,977
New York State Thruway Authority, Revenue Bonds Series A-1
4.000%, due 3/15/43	1,165,000	1,015,610
New York State Urban Development Corp., Revenue Bonds
4.000%, due 3/15/38	650,000	599,289
Schenectady County Capital Resource Corp., Revenue Bonds
5.000%, due 7/1/32	500,000	533,586
Triborough Bridge & Tunnel Authority, Revenue Bonds Series A-2
2.000%, due 5/15/45(a)(b)	1,345,000	1,142,482
Series B-3
5.000%, due 11/15/38	1,000,000	1,020,755
Series D-2
5.250%, due 5/15/47	1,250,000	1,310,909
		21,333,774
North Carolina — 0.3%
North Carolina Medical Care Commission, Revenue Bonds Series A
4.000%, due 9/1/41	1,095,000	876,269
North Dakota — 0.4%
City of Grand Forks ND, Revenue Bonds
4.000%, due 12/1/37	1,250,000	1,068,049

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Ohio — 2.1%
Akron Bath Copley Joint Township Hospital District, Revenue Bonds
4.000%, due 11/15/33	$1,260,000	$1,101,958
City of Toledo OH, General Obligation Bonds Insured: AGM
5.250%, due 12/1/36	1,000,000	1,067,319
5.500%, due 12/1/39	1,330,000	1,431,536
City of Upper Arlington OH, General Obligation Bonds
5.250%, due 12/1/35	750,000	776,677
Cloverleaf Local School District, Certificate for Participation Insured: BAM
5.375%, due 12/1/37	1,000,000	1,045,762
Crestview Local School District/Columbiana County, Certificates of Participation Insured: AGM
4.000%, due 12/1/35	250,000	243,899
4.000%, due 12/1/37	320,000	297,431
State of Ohio, Revenue Bonds Series E
5.000%, due 1/15/35	500,000	509,590
		6,474,172
Pennsylvania — 1.6%
City of Erie PA, General Obligation Bonds Series C Insured: AGM
6.640%, due 11/15/37(d)	750,000	352,038
Indiana County Industrial Development Authority, Revenue Bonds Insured: BAM
5.000%, due 5/1/27	250,000	258,653
Lancaster County Hospital Authority, Revenue Bonds
5.000%, due 11/1/38	1,100,000	1,118,235
Lancaster Industrial Development Authority, Revenue Bonds
4.000%, due 7/1/31	100,000	89,574
Pennsylvania Economic Development Financing Authority, Revenue Bonds
4.000%, due 1/1/29	450,000	435,403
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds Series A Insured: AGC
3.108%, (3-Month LIBOR + 0.60%), due 7/1/27(a)	140,000	137,215
Pittsburgh Water & Sewer Authority, Revenue Bonds Insured: AGM
5.000%, due 9/1/36	1,285,000	1,339,970
Series A Insured: AGM
5.000%, due 9/1/32	550,000	590,110
Spring Cove School District, General Obligation Bonds Series A Insured: BAM
4.000%, due 11/15/22	500,000	500,132
		4,821,330

	Principal Amount	Value
Municipal Bonds (continued)
Puerto Rico — 0.3%
Puerto Rico Electric Power Authority, Revenue Bonds Series PP Insured: NATL
5.000%, due 7/1/24	$25,000	$24,939
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth, Revenue Bonds
5.000%, due 7/1/28	400,000	415,754
5.000%, due 7/1/29	425,000	442,840
		883,533
Rhode Island — 1.2%
Providence Public Building Authority, Revenue Bonds Series B Insured: AGM
5.000%, due 6/15/32	250,000	266,405
Rhode Island Health and Educational Building Corp., Revenue Bonds
5.000%, due 5/15/25	500,000	505,262
Series F
5.500%, due 5/15/39	1,320,000	1,424,115
5.500%, due 5/15/41	180,000	192,351
Rhode Island Housing and Mortgage Finance Corp., Revenue Bonds Series 77-A
5.000%, due 10/1/28	350,000	368,542
Rhode Island Infrastructure Bank, Revenue Bonds
4.000%, due 10/1/34	650,000	660,807
State of Rhode Island, General Obligation Bonds Series A
4.000%, due 4/1/34	350,000	348,032
		3,765,514
South Carolina — 0.8%
South Carolina Public Service Authority, Revenue Bonds Series B
5.000%, due 12/1/36	100,000	99,868
Spartanburg County School District No 4, General Obligation Bonds Insured: SCSDE
5.000%, due 3/1/42	2,210,000	2,318,033
		2,417,901
South Dakota — 0.9%
Baltic School District No 49-1, General Obligation Bonds Insured: AGM
4.500%, due 12/1/38	300,000	292,408
4.500%, due 12/1/42	325,000	310,295
County of Lawrence SD, Certificates of Participation Insured: AGM
4.000%, due 12/1/32	455,000	456,871
4.000%, due 12/1/33	660,000	659,323
4.000%, due 12/1/34	500,000	496,076
Tri-Valley School District No 49-6, General Obligation Bonds Insured: AGM
4.000%, due 7/15/32	200,000	203,238
4.000%, due 7/15/33	380,000	385,163
		2,803,374

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Tennessee — 1.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Revenue Bonds
4.000%, due 4/1/26(a)(b)	$3,000,000	$2,986,746
Tennessee Energy Acquisition Corp., Revenue Bonds Series B
5.625%, due 9/1/26	500,000	518,719
		3,505,465
Texas — 14.6%
Alamito Public Facility Corp.,
3.500%, due 9/1/25(a)(b)	4,000,000	3,925,970
Alamito Public Facility Corp., Revenue Bonds
3.500%, due 9/1/25(a)(b)	4,000,000	3,925,970
Arlington Higher Education Finance Corp., Revenue Bonds Series A Insured: PSF-GTD
5.000%, due 8/15/32	2,200,000	2,379,290
Barbers Hill Independent School District, General Obligation Bonds Insured: PSF-GTD
4.000%, due 2/15/41	1,000,000	948,256
Central Texas Turnpike System, Revenue Bonds
5.000%, due 8/15/39	1,455,000	1,498,912
City of Alvin TX Water & Sewer System Revenue, Revenue Bonds Insured: AGM
5.000%, due 2/1/27	1,225,000	1,299,148
City of Amarillo TX Waterworks & Sewer System Revenue, Revenue Bonds
4.000%, due 4/1/41	1,360,000	1,230,179
City of Arlington TX, Tax Allocation
5.000%, due 8/15/30	150,000	154,476
City of Arlington TX Special Tax Revenue, Special Tax Series A Insured: AGM
5.000%, due 2/15/43	250,000	253,207
City of Austin TX, General Obligation Bonds
5.000%, due 9/1/23	260,000	263,896
City of Austin TX Water & Wastewater System Revenue, Revenue Bonds
5.000%, due 5/15/23	1,100,000	1,111,099
5.000%, due 11/15/23	1,000,000	1,018,264
City of Georgetown TX Utility System Revenue, Revenue Bonds Insured: AGM
5.000%, due 8/15/26	1,000,000	1,048,498
City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds
4.000%, due 2/1/34	250,000	249,909
City of Temple TX, Tax Allocation Series A Insured: BAM
5.000%, due 8/1/27	125,000	131,604
Clifton Higher Education Finance Corp., Revenue Bonds Insured: PSF-GTD
3.000%, due 8/15/34	180,000	151,837
	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
3.000%, due 8/15/35	$250,000	$206,672
5.000%, due 8/15/27	570,000	601,090
Series A
5.000%, due 8/15/31	435,000	453,621
Conroe Local Government Corp, Revenue Bonds
5.000%, due 10/1/31	125,000	134,239
Fort Bend County Municipal Utility District No 215, General Obligation Bonds Insured: BAM
4.000%, due 9/1/24	125,000	126,363
Grand Parkway Transportation Corp., Revenue Bonds
4.000%, due 10/1/37	750,000	697,562
Greater Greenspoint Redevelopment Authority, Tax Allocation Insured: AGM
4.000%, due 9/1/32	350,000	353,356
4.000%, due 9/1/33	370,000	370,522
Greater Texoma Utility Authority, Revenue Bonds Insured: AGM
5.000%, due 10/1/36	2,485,000	2,631,946
Guadalupe-Blanco River Authority, Revenue Bonds Insured: BAM
6.000%, due 8/15/42	1,980,000	2,199,068
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds Series A
3.287%, (1-Month LIBOR + 0.65%), due 11/15/46(a)	1,000,000	999,732
Harris County Flood Control District, Revenue Bonds Series A
4.000%, due 10/1/38	1,265,000	1,197,403
Houston Higher Education Finance Corp., Revenue Bonds
1.500%, due 10/1/23	230,000	219,269
Series A Insured: PSF-GTD
4.000%, due 2/15/39	1,915,000	1,771,767
Hutto Independent School District, General Obligation Bonds Insured: PSF-GTD
5.000%, due 8/1/27	355,000	380,290
Laredo Independent School District, General Obligation Bonds Insured: PSF-GTD
5.000%, due 8/1/29	650,000	709,738
Montgomery County Municipal Utility District No 95, General Obligation Bonds Insured: BAM
5.000%, due 9/1/41	560,000	564,474
North Texas Tollway Authority, Revenue Bonds
5.250%, due 1/1/38	1,000,000	1,069,778
Sabine-Neches Navigation District, General Obligation Bonds
5.250%, due 2/15/37	1,000,000	1,068,709
5.250%, due 2/15/41	2,000,000	2,100,873

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
San Antonio Public Facilities Corp., Revenue Bonds
5.000%, due 9/15/27	$575,000	$611,569
Southwest Higher Education Authority, Inc., Revenue Bonds Series A
4.000%, due 10/1/42	3,000,000	2,648,181
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds Series C
2.863%, (3-Month LIBOR + 0.69%), due 9/15/27(a)	2,190,000	2,102,423
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds
4.000%, due 6/30/33	500,000	456,193
Texas Water Development Board, Revenue Bonds
5.000%, due 8/1/41	1,000,000	1,056,611
Uptown Development Authority, Tax Allocation Series A
5.000%, due 9/1/35	500,000	489,878
		44,811,842
Utah — 1.9%
Intermountain Power Agency, Revenue Bonds
5.000%, due 7/1/41	1,000,000	1,055,118
Series A
5.000%, due 7/1/29	750,000	818,712
5.000%, due 7/1/30	500,000	550,567
University of Utah (The), Revenue Bonds Series B
5.000%, due 8/1/38	970,000	1,041,196
Utah Associated Municipal Power Systems, Revenue Bonds Series A
5.000%, due 9/1/31	500,000	525,986
Utah Charter School Finance Authority, Revenue Bonds Insured: UT CSCE
4.000%, due 4/15/40	250,000	215,319
Utah Infrastructure Agency, Revenue Bonds
3.000%, due 10/15/24	520,000	501,296
4.000%, due 10/15/31	250,000	253,475
4.000%, due 10/15/32	540,000	543,660
Vineyard Redevelopment Agency, Tax Allocation Insured: AGM
4.000%, due 5/1/33	150,000	148,857
4.000%, due 5/1/35	215,000	210,121
		5,864,307
Vermont — 0.2%
City of Burlington VT Airport Revenue, Revenue Bonds Series A
5.000%, due 7/1/26	605,000	626,563
Virginia — 0.1%
Norfolk Airport Authority, Revenue Bonds
5.000%, due 7/1/28	150,000	159,638
	Principal Amount	Value
Municipal Bonds (continued)
Virginia (continued)
Virginia Small Business Financing Authority, Revenue Bonds
4.000%, due 12/1/36	$210,000	$179,953
		339,591
Washington — 1.6%
Auburn School District No 408 of King & Pierce Counties, General Obligation Bonds Insured: SCH BD GTY
4.000%, due 12/1/34	500,000	497,281
4.000%, due 12/1/36	500,000	494,154
County of King WA Sewer Revenue, Revenue Bonds Series A
2.470%, (Municipal Swap Index + 0.23%), due 1/1/40(a)	3,000,000	2,917,455
Spokane Public Facilities District, Revenue Bonds
5.000%, due 12/1/35	535,000	541,309
Washington State Convention Center Public Facilities District, Revenue Bonds
4.000%, due 7/1/43	535,000	421,433
		4,871,632
West Virginia — 1.0%
City of Wheeling WV Waterworks & Sewerage System Revenue, Revenue Bonds Series A Insured: BAM
4.000%, due 6/1/29	460,000	470,593
Morgantown Utility Board, Inc., Revenue Bonds Series A Insured: BAM
4.000%, due 12/1/34	200,000	196,879
West Virginia Hospital Finance Authority, Revenue Bonds
5.000%, due 9/1/39	1,500,000	1,475,672
West Virginia Parkways Authority, Revenue Bonds
5.000%, due 6/1/43	860,000	888,634
		3,031,778
Wisconsin — 1.5%
PMA Levy & Aid Anticipation Notes Program, Revenue Notes Series A
4.000%, due 3/1/23	1,000,000	1,001,973
4.000%, due 4/19/23	1,000,000	1,002,468
4.000%, due 8/24/23	490,000	491,608
Public Finance Authority, Revenue Bonds
4.000%, due 10/1/23	40,000	39,832
4.000%, due 10/1/24	35,000	34,637
4.000%, due 10/1/30	265,000	246,203
4.000%, due 10/1/31	390,000	356,938
4.000%, due 10/1/32	390,000	352,679
4.000%, due 10/1/33	420,000	373,566
4.000%, due 10/1/34	390,000	341,527

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Revenue Bonds Series A Insured: AGM
5.000%, due 2/15/33	$425,000	$447,008
		4,688,439
Wyoming — 0.0%(c)
University of Wyoming, Revenue Bonds Series C Insured: AGM
4.000%, due 6/1/42	150,000	133,742
Total Municipal Bonds
(Cost $335,407,092)		313,046,994

	Shares
Short-Term Investment — 2.4%
Money Market Fund — 2.4%
Dreyfus Tax Exempt Cash Management - Institutional, 2.01%(e)
(Cost $7,478,117)	7,478,979	7,478,117
Total Investments — 104.6%
(Cost $342,885,209)		320,525,111
Other Assets and Liabilities, Net — (4.6)%		(14,084,263)
Net Assets — 100.0%		$306,440,848

(a)
Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2022.

(b)
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(c)
Less than 0.05%.

(d)
The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(e)
Reflects the 7-day yield at October 31, 2022.

Abbreviations
AGC	—	Assured Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	Ambac Assurance Corp.
BAM	—	Build America Mutual Assurance Co.
LIBOR	—	London InterBank Offered Rate
MSD	—	Metropolitan School District
NATL	—	National Public Finance Guarantee Corp.
PSF-GTD	—	Permanent School Fund Guaranteed.
Q-SBLF	—	Qualified School Bond Loan Fund
SCH BD GTY	—	School Bond Guaranty Program
SCSDE	—	South Carolina Department of Education
SD CRED PROG	—	School District Credit Enhancement Program
ST HGR ED INTERCEPT PROG	—	State Higher Education Intercept Program
ST INTERCEPT	—	State Tax Intercept
UT CSCE	—	Utah Charter School Credit Enhancement

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Municipal Bonds	$—	$313,046,994	$—	$313,046,994
Short-Term Investment:
Money Market Fund	7,478,117	—	—	7,478,117
Total Investments in Securities	$7,478,117	$313,046,994	$—	$320,525,111

(f)
For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended October 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF

October 31, 2022 (unaudited)
	Principal Amount	Value
Long-Term Bonds — 99.5%
Collateralized Mortgage Obligations — 6.4%
Mortgage Securities — 6.4%
CHL Mortgage Pass-Through Trust 2005-9
Series 2005-9 1A1, 4.186%, (1-Month LIBOR + 0.60%), due 5/25/35(a)	$48,754	$37,504
Connecticut Avenue Securities Trust 2019-HRP1 Series 2019-HRP1 M2, 5.736%, (1-Month LIBOR + 2.15%), due 11/25/39(a)	659,197	626,237
Connecticut Avenue Securities Trust 2020-R02 Series 2020-R02 2M2, 5.586%, (1-Month LIBOR + 2.00%), due 1/25/40(a)	240,818	236,486
Connecticut Avenue Securities Trust 2021-R01 Series 2021-R01 1M2, 4.547%, (SOFR30A + 1.55%), due 10/25/41(a)	409,445	383,044
Connecticut Avenue Securities Trust 2022-R04 Series 2022-R04 1M2, 6.097%, (SOFR30A + 3.10%), due 3/25/42(a)	95,000	88,960
Fannie Mae Connecticut Avenue Securities Series 2015-C04 2M2, 9.136%, (1-Month LIBOR + 5.55%), due 4/25/28(a)	23,062	23,643
Series 2016-C01 1M2, 10.336%, (1-Month LIBOR + 6.75%), due 8/25/28(a)	53,680	55,804
Series 2017-C02 2M2C, 7.236%, (1-Month LIBOR + 3.65%), due 9/25/29(a)	245,000	249,867
Series 2017-C04 2M2, 6.436%, (1-Month LIBOR + 2.85%), due 11/25/29(a)	446,953	451,559
Series 2017-C07 1B1, 7.586%, (1-Month LIBOR + 4.00%), due 5/25/30(a)	560,000	565,949
Series 2018-C01 1B1, 7.136%, (1-Month LIBOR + 3.55%), due 7/25/30(a)	1,240,000	1,236,170
Series 2018-C05 1B1, 7.836%, (1-Month LIBOR + 4.25%), due 1/25/31(a)	380,000	383,537
Series 2021-R02 2M2, 4.997%, (SOFR30A + 2.00%), due 11/25/41(a)	203,045	179,743
Freddie Mac STACR Remic Trust 2020-DNA2
Series 2020-DNA2 M2, 5.436%, (1-Month LIBOR + 1.85%), due 2/25/50(a)	56,050	55,052
Freddie Mac STACR REMIC Trust 2020-DNA6
Series 2020-DNA6 B1, 5.997%, (SOFR30A + 3.00%), due 12/25/50(a)	425,000	389,944
	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Mortgage Securities (continued)
Freddie Mac STACR REMIC Trust 2021-DNA5
Series 2021-DNA5 B1, 6.047%, (SOFR30A + 3.05%), due 1/25/34(a)	$295,000	$256,430
Series 2021-DNA5 M2, 4.647%, (SOFR30A + 1.65%), due 1/25/34(a)	47,106	45,825
Freddie Mac STACR REMIC Trust 2021-DNA6
Series 2021-DNA6 B1, 6.397%, (SOFR30A + 3.40%), due 10/25/41(a)	215,000	189,200
Freddie Mac STACR REMIC Trust 2021-HQA1
Series 2021-HQA1 B1, 5.997%, (SOFR30A + 3.00%), due 8/25/33(a)	980,000	786,775
Series 2021-HQA1 M2, 5.247%, (SOFR30A + 2.25%), due 8/25/33(a)	795,000	726,917
Freddie Mac STACR REMIC Trust 2021-HQA2
Series 2021-HQA2 B1, 6.147%, (SOFR30A + 3.15%), due 12/25/33(a)	630,000	501,697
Series 2021-HQA2 M2, 5.047%, (SOFR30A + 2.05%), due 12/25/33(a)	575,000	506,449
Freddie Mac STACR REMIC Trust 2021-HQA3
Series 2021-HQA3 B1, 6.347%, (SOFR30A + 3.35%), due 9/25/41(a)	945,000	807,727
Freddie Mac STACR REMIC Trust 2022-DNA1
Series 2022-DNA1 B1, 6.397%, (SOFR30A + 3.40%), due 1/25/42(a)	410,000	354,497
Series 2022-DNA1 M1B, 4.847%, (SOFR30A + 1.85%), due 1/25/42(a)	155,000	139,112
Freddie Mac STACR REMIC Trust 2022-DNA2
Series 2022-DNA2 M1B, 5.397%, (SOFR30A + 2.40%), due 2/25/42(a)	425,000	390,999
Freddie Mac STACR REMIC Trust 2022-DNA3
Series 2022-DNA3 M1B, 5.897%, (SOFR30A + 2.90%), due 4/25/42(a)	695,000	644,613
Freddie Mac STACR Trust 2018-DNA2
Series 2018-DNA2 B1, 7.286%, (1-Month LIBOR + 3.70%), due 12/25/30(a)	585,000	574,991
Freddie Mac STACR Trust 2019-DNA1
Series 2019-DNA1 B1, 8.236%, (1-Month LIBOR + 4.65%), due 1/25/49(a)	595,000	608,089
Freddie Mac STACR Trust 2019-DNA2
Series 2019-DNA2 B1, 7.936%, (1-Month LIBOR + 4.35%), due 3/25/49(a)	755,000	755,000
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA2 B1, 6.397%, (SOFR30A + 3.40%), due 8/25/33(a)	435,000	375,087
Series 2021-DNA2 M2, 5.297%, (SOFR30A + 2.30%), due 8/25/33(a)	455,000	432,910

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Mortgage Securities (continued)
HarborView Mortgage Loan Trust 2005-2
Series 2005-2 2A1A, 3.920%, (1-Month LIBOR + 0.44%), due 5/19/35(a)	$68,690	$60,953
NewRez Warehouse Securitization Trust 2021-1
Series 2021-1 A, 4.336%, (1-Month LIBOR + 0.75%), due 5/25/55(a)	450,000	440,491
OBX 2019-INV2 Trust
Series 2019-INV2 A5, 4.000%, due 5/27/49(a)(b)	365,215	338,140
OBX 2022-J1 Trust
Series 2022-J1 A14, 2.500%, due 2/25/52(a)(b)	251,488	185,090
STACR Trust 2018-HRP2
Series 2018-HRP2 B1, 7.786%, (1-Month LIBOR + 4.20%), due 2/25/47(a)	315,000	305,701
Series 2018-HRP2 M3, 5.986%, (1-Month LIBOR + 2.40%), due 2/25/47(a)	170,393	164,622
WaMu Mortgage Pass-Through Certificates Series 2004-AR13 Trust
Series 2004-AR13 A2B, 4.466%, (1-Month LIBOR + 0.88%), due 11/25/34(a)	58,627	52,824
WaMu Mortgage Pass-Through Certificates Series 2006-AR9 Trust
Series 2006-AR9 2A, 2.419%, (12MTA + 1.05%), due 8/25/46(a)	65,310	56,500
		14,664,138
Total Collateralized Mortgage Obligations (Cost $15,244,733)		14,664,138
Commercial Asset-Backed Securities — 8.0%
Asset Backed Securities — 8.0%
American Credit Acceptance Receivables Trust 2021-2
Series 2021-2 D, 1.340%, due 7/13/27	615,000	576,525
American Credit Acceptance Receivables Trust 2021-3
Series 2021-3 D, 1.340%, due 11/15/27	75,000	70,197
American Credit Acceptance Receivables Trust 2022-1
Series 2022-1 D, 2.460%, due 3/13/28	660,000	585,264
AMSR 2020-SFR1 Trust
Series 2020-SFR1 A, 1.819%, due 4/17/37	579,444	525,046
AMSR 2020-SFR3 Trust
Series 2020-SFR3 B, 1.806%, due 9/17/37	660,000	584,420
	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
AMSR 2020-SFR4 Trust
Series 2020-SFR4 A, 1.355%, due 11/17/37	$690,000	$603,416
Avis Budget Rental Car Funding AESOP LLC
Series 2020-2A A, 2.020%, due 2/20/27	500,000	442,138
Series 2021-1A A, 1.380%, due 8/20/27	100,000	85,194
Series 2021-1A B, 1.630%, due 8/20/27	315,000	265,139
BMW Vehicle Lease Trust 2022-1
Series 2022-1 A3, 1.100%, due 3/25/25	521,000	499,644
CarMax Auto Owner Trust 2021-4
Series 2021-4 A4, 0.820%, due 4/15/27	330,000	297,983
Carmax Auto Owner Trust 2022-3
Series 2022-3 A3, 3.970%, due 4/15/27	435,000	424,658
CF Hippolyta Issuer LLC
Series 2020-1 A2, 1.990%, due 7/15/60	559,415	456,577
Series 2020-1 B1, 2.280%, due 7/15/60	859,500	737,478
Series 2020-1 B2, 2.600%, due 7/15/60	521,186	406,247
Series 2021-1A A1, 1.530%, due 3/15/61	258,679	221,755
Series 2021-1A B1, 1.980%, due 3/15/61	273,050	229,322
CPS Auto Receivables Trust 2019-C
Series 2019-C E, 4.300%, due 7/15/25	500,000	493,062
CPS Auto Receivables Trust 2020-B
Series 2020-B E, 7.380%, due 6/15/27	500,000	504,434
CPS Auto Receivables Trust 2021-C
Series 2021-C E, 3.210%, due 9/15/28	410,000	352,741
DB Master Finance LLC
Series 2019-1A A23, 4.352%, due 5/20/49	111,550	98,197
Drive Auto Receivables Trust 2021-1
Series 2021-1 D, 1.450%, due 1/16/29	475,000	437,257
Drive Auto Receivables Trust 2021-2
Series 2021-2 D, 1.390%, due 3/15/29	85,000	76,865
Enterprise Fleet Financing 2022-2 LLC
Series 2022-2 A3, 4.790%, due 5/21/29	520,000	504,756
FirstKey Homes 2020-SFR1 Trust
Series 2020-SFR1 A, 1.339%, due 8/17/37	538,694	475,033

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
FirstKey Homes 2020-SFR2 Trust
Series 2020-SFR2 A, 1.266%, due 10/19/37	$247,702	$216,770
FirstKey Homes 2021-SFR1 Trust
Series 2021-SFR1 B, 1.788%, due 8/17/38	100,000	83,550
FirstKey Homes 2021-SFR2 Trust
Series 2021-SFR2 B, 1.607%, due 9/17/38	100,000	83,892
Flagship Credit Auto Trust 2020-4
Series 2020-4 C, 1.280%, due 2/16/27	100,000	95,213
Flagship Credit Auto Trust 2021-2
Series 2021-2 C, 1.270%, due 6/15/27	285,000	261,185
Ford Credit Auto Owner Trust 2020-REV2
Series 2020-2 A, 1.060%, due 4/15/33	100,000	87,752
Ford Credit Floorplan Master Owner Trust A Series 2018-4 A, 4.060%, due 11/15/30	560,000	509,182
GLS Auto Receivables Issuer Trust 2021-2
Series 2021-2A D, 1.420%, due 4/15/27	430,000	386,112
GLS Auto Receivables Issuer Trust 2021-3
Series 2021-3A D, 1.480%, due 7/15/27	615,000	543,593
GLS Auto Receivables Issuer Trust 2021-4
Series 2021-4A C, 1.940%, due 10/15/27	550,000	508,583
GM Financial Revolving Receivables Trust 2021-1 Series 2021-1 A, 1.170%, due 6/12/34	450,000	385,390
Hertz Vehicle Financing III LP
Series 2021-2A A, 1.680%, due 12/27/27	500,000	421,624
Series 2021-2A B, 2.120%, due 12/27/27	100,000	84,013
Hertz Vehicle Financing LLC
Series 2021-1A C, 2.050%, due 12/26/25	650,000	582,083
Home Partners of America 2019-1 Trust
Series 2019-1 A, 2.908%, due 9/17/39	405,154	361,305
Home Partners of America 2021-2 Trust
Series 2021-2 B, 2.302%, due 12/17/26	97,367	83,377
Navient Private Education Refi Loan Trust 2021-A
Series 2021-A B, 2.240%, due 5/15/69	100,000	67,776
Navient Private Education Refi Loan Trust 2021-E
Series 2021-EA B, 2.030%, due 12/16/69	100,000	61,994
	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1 A1, 1.910%, due 10/20/61	$550,000	$460,825
PFS Financing Corp.
Series 2022-D A, 4.270%, due 8/15/27	335,000	319,401
Progress Residential 2020-SFR3 Trust
Series 2020-SFR3 A, 1.294%, due 10/17/27	99,714	88,628
Progress Residential 2022-SFR6 Trust
Series 2022-SFR6 A, 4.451%, due 7/20/39	335,000	313,869
Santander Drive Auto Receivables Trust 2020-4
Series 2020-4 D, 1.480%, due 1/15/27	85,000	80,830
Santander Drive Auto Receivables Trust 2021-3
Series 2021-3 D, 1.330%, due 9/15/27	555,000	517,568
Santander Drive Auto Receivables Trust 2022-2
Series 2022-2 B, 3.440%, due 9/15/27	440,000	418,860
Santander Revolving Auto Loan Trust 2019-A
Series 2019-A A, 2.510%, due 1/26/32	550,000	515,533
Synchrony Card Funding LLC
Series 2022-A1 A, 3.370%, due 4/15/28	330,000	317,744
Taco Bell Funding LLC
Series 2021-1A A23, 2.542%, due 8/25/51	287,825	210,094
Tricon American Homes 2020-SFR1
Series 2020-SFR1 A, 1.499%, due 7/17/38	269,450	230,453
		18,250,547
Total Commercial Asset-Backed Securities (Cost $19,369,611)		18,250,547
Commercial Mortgage-Backed Securities — 6.7%
Mortgage Securities — 6.7%
Arbor Multifamily Mortgage Securities Trust 2021-MF2
Series 2021-MF2 A5, 2.513%, due 6/15/54	100,000	77,311
Arbor Multifamily Mortgage Securities Trust 2021-MF3
Series 2021-MF3 A5, 2.575%, due 10/15/54	100,000	77,300
BAMLL Commercial Mortgage Securities Trust 2022-DKLX
Series 2022-DKLX D, 6.376%, (TSFR1M + 3.00%), due 1/15/39(a)	100,000	93,342
Series 2022-DKLX E, 7.503%, (TSFR1M + 4.13%), due 1/15/39(a)	305,000	284,404

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
Bayview Commercial Asset Trust 2006-4
Series 2006-4A A1, 3.931%, (1-Month LIBOR + 0.35%), due 12/25/36(a)	$62,036	$56,714
BOCA Commercial Mortgage Trust 2022-BOCA
Series 2022-BOCA A, 5.145%, (TSFR1M + 1.77%), due 5/15/39(a)	370,000	360,089
BX 2021-MFM1
Series 2021-MFM1 A, 4.112%, (1-Month LIBOR + 0.70%), due 1/15/34(a)	630,000	603,323
BX Commercial Mortgage Trust 2021-ACNT
Series 2021-ACNT B, 4.663%, (1-Month LIBOR + 1.25%), due 11/15/38(a)	360,000	338,723
Series 2021-ACNT D, 5.263%, (1-Month LIBOR + 1.85%), due 11/15/38(a)	740,000	695,247
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-VOLT C, 4.512%, (1-Month LIBOR + 1.10%), due 9/15/36(a)	295,000	272,114
Series 2021-VOLT D, 5.062%, (1-Month LIBOR + 1.65%), due 9/15/36(a)	260,000	240,479
Series 2021-VOLT E, 5.412%, (1-Month LIBOR + 2.00%), due 9/15/36(a)	200,000	183,860
BX Commercial Mortgage Trust 2021-XL2
Series 2021-XL2 A, 4.101%, (1-Month LIBOR + 0.69%), due 10/15/38(a)	426,289	403,201
BX Trust 2018-BILT
Series 2018-BILT A, 4.212%, (1-Month LIBOR + 0.80%), due 5/15/30(a)	630,000	606,734
BX Trust 2021-ARIA
Series 2021-ARIA E, 5.657%, (1-Month LIBOR + 2.24%), due 10/15/36(a)	320,000	288,475
BX Trust 2021-LBA
Series 2021-LBA AJV, 4.213%, (1-Month LIBOR + 0.80%), due 2/15/36(a)	160,000	150,300
BX Trust 2021-RISE
Series 2021-RISE C, 4.862%, (1-Month LIBOR + 1.45%), due 11/15/36(a)	342,000	319,018
BX Trust 2022-PSB
Series 2022-PSB C, 7.073%, (TSFR1M + 3.70%), due 8/15/39(a)	195,000	194,272
Series 2022-PSB D, 8.069%, (TSFR1M + 4.69%), due 8/15/39(a)	160,000	159,250
BXHPP Trust 2021-FILM
Series 2021-FILM B, 4.312%, (1-Month LIBOR + 0.90%), due 8/15/36(a)	615,000	569,664
Series 2021-FILM C, 4.512%, (1-Month LIBOR + 1.10%), due 8/15/36(a)	100,000	91,716
Citigroup Commercial Mortgage Trust 2015-GC35
Series 2015-GC35 AS, 4.072%, due 11/10/48(a)(b)	215,000	196,988
	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
COMM 2012-CCRE4 Mortgage Trust
Series 2012-CR4 AM, 3.251%, due 10/15/45	$185,000	$177,697
COMM 2020-SBX Mortgage Trust
Series 2020-SBX A, 1.670%, due 1/10/38	545,000	472,753
CSAIL 2015-C3 Commercial Mortgage Trust
Series 2015-C3 A4, 3.718%, due 8/15/48	100,000	94,559
CSMC 2020-WEST Trust
Series 2020-WEST A, 3.040%, due 2/15/35	800,000	622,964
DROP Mortgage Trust 2021-FILE
Series 2021-FILE A, 4.560%, (1-Month LIBOR + 1.15%), due 10/15/43(a)	425,000	406,375
Extended Stay America Trust 2021-ESH
Series 2021-ESH B, 4.793%, (1-Month LIBOR + 1.38%), due 7/15/38(a)	302,620	287,085
Series 2021-ESH D, 5.663%, (1-Month LIBOR + 2.25%), due 7/15/38(a)	292,858	276,726
FREMF 2017-K71 Mortgage Trust
Series 2017-K71 B, 3.752%, due 11/25/50(a)(b)	505,000	454,076
FREMF 2019-K99 Mortgage Trust
Series 2019-K99 B, 3.645%, due 10/25/52(a)(b)	75,000	64,733
Hawaii Hotel Trust 2019-MAUI
Series 2019-MAUI A, 4.562%, (1-Month LIBOR + 1.15%), due 5/15/38(a)	240,000	230,988
Hudson Yards 2019-30HY Mortgage Trust
Series 2019-30HY A, 3.228%, due 7/10/39	615,000	516,348
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-OSB
Series 2019-OSB A, 3.397%, due 6/5/39	400,000	338,418
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-2NU
Series 2021-2NU A, 1.974%, due 1/5/40	400,000	319,743
Manhattan West 2020-1MW Mortgage Trust
Series 2020-1MW A, 2.130%, due 9/10/39	400,000	336,569
Series 2020-1MW D, 2.335%, due 9/10/39(a)(b)	260,000	202,149
Multifamily Connecticut Avenue Securities Trust 2019-01
Series 2019-01 M10, 6.836%, (1-Month LIBOR + 3.25%), due 10/25/49(a)	638,294	588,009
Multifamily Connecticut Avenue Securities Trust 2020-01
Series 2020-01 M10, 7.336%, (1-Month LIBOR + 3.75%), due 3/25/50(a)	250,000	231,763

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
One Bryant Park Trust 2019-OBP
Series 2019-OBP A, 2.516%, due 9/15/54	$1,180,000	$939,902
SLG Office Trust 2021-OVA
Series 2021-OVA A, 2.585%, due 7/15/41	1,569,000	1,220,197
UBS-Barclays Commercial Mortgage Trust 2013-C6
Series 2013-C6 B, 3.875%, due 4/10/46(a)(b)	695,000	672,530
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-NXS4 A4, 3.718%, due 12/15/48	100,000	93,938
Wells Fargo Commercial Mortgage Trust 2018-AUS
Series 2018-AUS A, 4.058%, due 8/17/36(a)(b)	100,000	90,636
WFRBS Commercial Mortgage Trust 2014-C21
Series 2014-C21 AS, 3.891%, due 8/15/47	500,000	471,840
		15,372,522
Total Commercial Mortgage-Backed Securities (Cost $16,266,124)		15,372,522
Corporate Bonds — 22.0%
Airlines — 1.4%
American Airlines 2013-2 Class A Pass Through Trust
Series 2013-24.950%, due 1/15/23	63,637	62,988
American Airlines 2019-1 Class B Pass Through Trust
Series 2019-1B3.850%, due 2/15/28	373,640	303,152
American Airlines 2021-1 Class B Pass Through Trust
Series 2021-1B3.950%, due 7/11/30	295,000	230,652
Delta Air Lines Inc / SkyMiles IP Ltd. 4.500%, due 10/20/25	355,000	345,925
4.750%, due 10/20/28	610,000	567,475
JetBlue 2019-1 Class AA Pass Through Trust
Series 2019-1 AA2.750%, due 5/15/32	863,556	685,793
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd. 6.500%, due 6/20/27	460,750	455,500
United Airlines 2020-1 Class A Pass-Through Trust
Series 2020-15.875%, due 10/15/27	422,855	408,003
		3,059,488
Auto Manufacturers — 1.4%
Ford Motor Co.
4.750%, due 1/15/43	45,000	31,341
	Principal Amount	Value
Corporate Bonds (continued)
Auto Manufacturers (continued)
Ford Motor Credit Co. LLC
4.125%, due 8/17/27	$920,000	$817,006
General Motors Co.
5.200%, due 4/1/45	205,000	158,173
5.600%, due 10/15/32	165,000	149,750
General Motors Financial Co., Inc.
2.350%, due 1/8/31	640,000	468,525
4.300%, due 4/6/29	475,000	417,194
Nissan Motor Acceptance Co. LLC
1.125%, due 9/16/24	340,000	303,573
1.850%, due 9/16/26	995,000	780,625
		3,126,187
Banks — 6.4%
Bank of America Corp. 2.496%, (3-Month LIBOR + 0.99%), due 2/13/31(a)	80,000	62,853
2.572%, (SOFR + 1.21%), due 10/20/32(a)	630,000	475,298
2.687%, (SOFR + 1.32%), due 4/22/32(a)	440,000	340,055
3.384%, (SOFR + 1.33%), due 4/2/26(a)	155,000	145,613
3.419%, (3-Month LIBOR + 1.04%), due 12/20/28(a)	555,000	489,931
3.974%, (3-Month LIBOR + 1.21%), due 2/7/30(a)	245,000	216,674
Bank of New York Mellon Corp. (The) 4.414%, (SOFR + 1.35%), due 7/24/26(a)	925,000	898,424
Citigroup, Inc.
2.520%, (SOFR + 1.18%), due 11/3/32(a)	510,000	381,553
3.980%, (3-Month LIBOR + 1.34%), due 3/20/30(a)	90,000	79,298
4.125%, due 7/25/28	710,000	639,218
4.267%, (SOFR + 1.28%), due 2/24/28(a)	225,000	215,012
5.300%, due 5/6/44	60,000	50,562
Series W4.000%, (5 Year US CMT T-Note + 3.60%), due 3/10/71(a)(c)	70,000	59,045
Series Y4.150%, (5 Year US CMT T-Note + 3.00%), due 2/15/71(a)	235,000	183,557
Citizens Bank NA/Providence RI
6.064%, (SOFR + 1.45%), due 10/24/25(a)	545,000	548,882
Citizens Financial Group, Inc.
Series G4.000%, (5 Year US CMT T-Note + 3.22%), due 10/6/71(a)(c)	250,000	197,754
Fifth Third Bancorp
4.772%, (SOFR + 2.13%), due 7/28/30(a)	860,000	788,778
First Horizon Bank
5.750%, due 5/1/30	425,000	405,427

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Goldman Sachs Group, Inc. (The)
1.948%, (SOFR + 0.91%), due 10/21/27(a)	$515,000	$437,560
3.102%, (SOFR + 1.41%), due 2/24/33(a)	845,000	661,796
3.500%, due 11/16/26	340,000	311,792
Series V4.125%, (5 Year US CMT T-Note + 2.95%), due 5/10/71(a)	185,000	145,225
JPMorgan Chase & Co.
2.182%, (SOFR + 1.89%), due 6/1/28(a)	705,000	596,369
4.124%, (SOFR + 1.18%), due 2/24/28(a)	220,000	213,028
4.323%, (SOFR + 1.56%), due 4/26/28(a)	640,000	595,323
Keybank NA/Cleveland OH
4.150%, due 8/8/25	485,000	468,364
Morgan Stanley
2.484%, (SOFR + 1.36%), due 9/16/36(a)	695,000	492,048
2.511%, (SOFR + 1.20%), due 10/20/32(a)	795,000	598,547
2.630%, (SOFR + 0.94%), due 2/18/26(a)	225,000	208,534
Santander Holdings USA, Inc.
4.400%, due 7/13/27	365,000	329,850
SVB Financial Group
4.570%, (SOFR + 1.97%), due 4/29/33(a)	365,000	306,703
Series C4.000%, (5 Year US CMT T-Note + 3.20%), due 8/15/71(a)	300,000	209,939
Synchrony Bank
5.400%, due 8/22/25	715,000	691,156
Texas Capital Bancshares, Inc.
4.000%, (5 Year US CMT T-Note + 3.15%), due 5/6/31(a)	240,000	207,820
US Bancorp
4.548%, (SOFR + 1.66%), due 7/22/28(a)	720,000	684,466
5.727%, (SOFR + 1.43%), due 10/21/26(a)	440,000	441,220
Wells Fargo & Co.
4.897%, (SOFR + 2.10%), due 7/25/33(a)	930,000	850,899
		14,628,573
Building Materials — 0.2%
Johnson Controls International PLC / Tyco Fire & Security Finance SCA
4.900%, due 12/1/32	430,000	403,313
Owens Corning
4.400%, due 1/30/48	85,000	60,510
		463,823

	Principal Amount	Value
Corporate Bonds (continued)
Chemicals — 0.2%
Huntsman International LLC
4.500%, due 5/1/29	$370,000	$322,266
LYB International Finance III LLC
3.800%, due 10/1/60	440,000	263,025
		585,291
Commercial Services — 0.3%
Carriage Services, Inc.
4.250%, due 5/15/29	210,000	161,612
Service Corp. International
3.375%, due 8/15/30	390,000	314,817
United Rentals North America, Inc.
3.875%, due 2/15/31	265,000	219,685
		696,114
Computers — 0.8%
Apple, Inc.
2.700%, due 8/5/51	560,000	351,888
Dell International LLC / EMC Corp.
3.375%, due 12/15/41	490,000	304,103
4.900%, due 10/1/26	480,000	460,719
5.300%, due 10/1/29	490,000	458,731
5.450%, due 6/15/23	28,000	27,954
NCR Corp.
6.125%, due 9/1/29	165,000	157,260
		1,760,655
Consumer Discretionary — 0.1%
Hilton Domestic Operating Co., Inc.
5.375%, due 5/1/25	230,000	226,550
Diversified Financial Services — 1.3%
Air Lease Corp.
3.250%, due 3/1/25	460,000	428,603
Aircastle Ltd.
5.250%, (5 Year US CMT T-Note + 4.41%), due 9/15/71(a)	420,000	314,096
Ally Financial, Inc.
8.000%, due 11/1/31	415,000	425,629
Series C4.700%, (7 Year US CMT T-Note + 3.48%), due 8/15/71(a)	520,000	349,700
Aviation Capital Group LLC
1.950%, due 1/30/26	660,000	551,279
Capital One Financial Corp.
5.247%, (SOFR + 2.60%), due 7/26/30(a)	310,000	284,033
OneMain Finance Corp.
3.500%, due 1/15/27	400,000	327,845
4.000%, due 9/15/30	245,000	184,975
		2,866,160

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Electric — 1.7%
AEP Texas, Inc.
3.450%, due 5/15/51	$540,000	$349,949
4.700%, due 5/15/32	250,000	227,568
5.250%, due 5/15/52	375,000	326,916
Baltimore Gas and Electric Co.
4.550%, due 6/1/52	425,000	347,851
Connecticut Light and Power Co. (The)
4.000%, due 4/1/48	85,000	65,799
Edison International
Series B5.000%, (5 Year US CMT T-Note + 3.90%), due 3/15/71(a)	510,000	413,100
Entergy Louisiana LLC
4.750%, due 9/15/52	375,000	312,112
National Rural Utilities Cooperative Finance Corp.
5.800%, due 1/15/33	460,000	465,552
Nevada Power Co.
Series GG5.900%, due 5/1/53	230,000	227,048
NSTAR Electric Co.
4.950%, due 9/15/52	210,000	187,898
PPL Electric Utilities Corp.
3.950%, due 6/1/47	215,000	163,516
Puget Energy, Inc.
4.224%, due 3/15/32	540,000	460,664
Virginia Electric and Power Co.
Series C4.625%, due 5/15/52	500,000	415,018
		3,962,991
Environmental Control — 0.5%
Clean Harbors, Inc.
4.875%, due 7/15/27	160,000	150,566
Covanta Holding Corp.
4.875%, due 12/1/29	495,000	421,468
Waste Connections, Inc.
2.200%, due 1/15/32	730,000	561,645
		1,133,679
Food — 0.7%
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.500%, due 1/15/30	515,000	469,453
5.750%, due 4/1/33	460,000	414,524
Kraft Heinz Foods Co.
3.875%, due 5/15/27	30,000	28,109
5.000%, due 7/15/35	324,000	297,467
Smithfield Foods, Inc.
3.000%, due 10/15/30	170,000	129,185
4.250%, due 2/1/27	265,000	239,588
		1,578,326
Gas — 0.3%
Brooklyn Union Gas Co. (The)
4.866%, due 8/5/32	760,000	681,424

	Principal Amount	Value
Corporate Bonds (continued)
Home Builders — 0.4%
Lennar Corp.
4.750%, due 11/29/27	$590,000	$545,614
Toll Brothers Finance Corp.
3.800%, due 11/1/29	570,000	462,829
		1,008,443
Insurance — 0.5%
Athene Global Funding
2.500%, due 3/24/28	510,000	419,417
Equitable Holdings, Inc.
4.350%, due 4/20/28	250,000	232,014
Hartford Financial Services Group, Inc. (The)
Series ICON5.030%, (3-Month LIBOR + 2.13%), due 2/12/47(a)	50,000	41,332
Lincoln National Corp.
5.299%, (3-Month LIBOR + 2.36%), due 5/17/66(a)	50,000	38,627
Protective Life Corp.
8.450%, due 10/15/39	138,000	155,339
Prudential Financial, Inc.
5.125%, (5 Year US CMT T-Note + 3.16%), due 3/1/52(a)	320,000	272,854
Willis North America, Inc.
2.950%, due 9/15/29	80,000	64,728
		1,224,311
Internet — 0.2%
Expedia Group, Inc.
3.250%, due 2/15/30	520,000	419,077
VeriSign, Inc.
4.750%, due 7/15/27	50,000	47,938
		467,015
Lodging — 0.2%
Hilton Domestic Operating Co., Inc.
4.875%, due 1/15/30	84,000	75,285
Marriott International, Inc.
Series R3.125%, due 6/15/26	530,000	483,768
		559,053
Media — 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.700%, due 4/1/51	825,000	494,551
DISH DBS Corp.
5.750%, due 12/1/28	415,000	334,594
Fox Corp.
5.576%, due 1/25/49	375,000	312,462
Match Group Holdings II LLC
3.625%, due 10/1/31	290,000	221,055
Time Warner Cable LLC
6.750%, due 6/15/39	485,000	429,183
		1,791,845

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Mining — 0.1%
Freeport-McMoRan, Inc.
5.450%, due 3/15/43	$225,000	$184,838
Office/Business Equipment — 0.0%(d)
CDW LLC / CDW Finance Corp.
3.250%, due 2/15/29	50,000	40,876
Packaging & Containers — 0.4%
Berry Global, Inc.
4.875%, due 7/15/26	755,000	709,323
Sealed Air Corp.
5.125%, due 12/1/24	205,000	201,925
		911,248
Pharmaceuticals — 0.1%
Becton Dickinson and Co.
4.669%, due 6/6/47	75,000	62,761
CVS Health Corp.
4.780%, due 3/25/38	65,000	56,417
CVS Pass-Through Trust
5.926%, due 1/10/34	133,457	127,314
Viatris, Inc.
3.850%, due 6/22/40	50,000	31,159
4.000%, due 6/22/50	50,000	28,985
		306,636
REITS — 1.4%
Alexandria Real Estate Equities, Inc.
3.375%, due 8/15/31	285,000	234,824
American Homes 4 Rent LP
2.375%, due 7/15/31	425,000	313,328
American Tower Corp.
3.375%, due 5/15/24	445,000	431,219
Digital Realty Trust LP
3.600%, due 7/1/29	710,000	611,907
Invitation Homes Operating Partnership LP
2.000%, due 8/15/31	415,000	291,321
Iron Mountain, Inc.
4.875%, due 9/15/29	205,000	176,249
5.250%, due 7/15/30	280,000	241,588
Office Properties Income Trust
2.400%, due 2/1/27	530,000	364,201
4.500%, due 2/1/25	155,000	128,879
Starwood Property Trust, Inc.
3.750%, due 12/31/24	50,000	46,742
4.375%, due 1/15/27	540,000	476,966
		3,317,224
Retail — 0.9%
AutoNation, Inc.
4.750%, due 6/1/30	515,000	443,435
Bath & Body Works, Inc.
9.375%, due 7/1/25	121,000	125,538
	Principal Amount	Value
Corporate Bonds (continued)
Retail (continued)
Lowe’s Cos., Inc.
1.700%, due 9/15/28	$540,000	$441,574
Nordstrom, Inc.
4.250%, due 8/1/31	455,000	330,330
QVC, Inc.
4.375%, due 9/1/28	390,000	282,750
Starbucks Corp.
4.450%, due 8/15/49	300,000	239,478
Victoria’s Secret & Co.
4.625%, due 7/15/29	215,000	171,033
		2,034,138
Semiconductors — 0.1%
Broadcom, Inc.
5.000%, due 4/15/30	315,000	289,959
Software — 0.4%
Broadridge Financial Solutions, Inc.
2.900%, due 12/1/29	330,000	271,084
Fidelity National Information Services, Inc.
5.100%, due 7/15/32	200,000	188,253
MSCI, Inc.
3.250%, due 8/15/33	420,000	324,680
Oracle Corp.
3.650%, due 3/25/41	335,000	226,862
		1,010,879
Telecommunications — 0.7%
AT&T, Inc.
3.500%, due 9/15/53	800,000	513,464
Level 3 Financing, Inc.
3.750%, due 7/15/29	50,000	37,987
Sprint Spectrum Co., LLC / Sprint Spectrum Co., II LLC / Sprint Spectrum Co., III LLC
4.738%, due 3/20/25	384,376	378,951
T-Mobile USA, Inc.
2.625%, due 2/15/29	145,000	119,862
Verizon Communications, Inc.
4.016%, due 12/3/29	435,000	392,063
		1,442,327
Transportation — 0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750%, due 4/20/29	355,000	323,050
Burlington Northern Santa Fe LLC
4.450%, due 1/15/53	400,000	335,628
FedEx Corp.
5.250%, due 5/15/50(c)	205,000	173,320
		831,998

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Water — 0.1%
American Water Capital Corp.
3.250%, due 6/1/51	$285,000	$187,507
Total Corporate Bonds (Cost $56,767,719)		50,377,558
Foreign Bonds — 10.1%
Airlines — 0.1%
British Airways 2021-1 Class A Pass-Through Trust, (United Kingdom)
Series 2021-1A A2.900%, due 3/15/35	407,014	324,277
Auto Manufacturers — 0.5%
BMW US Capital LLC, (Germany)
3.450%, due 4/1/27	655,000	604,390
Volkswagen Group of America Finance LLC, (Germany)
4.600%, due 6/8/29	675,000	612,585
		1,216,975
Banks — 7.2%
Banco Santander SA, (Spain)
4.175%, (1 Year US CMT T-Note + 2.00%), due 3/24/28(a)	415,000	365,818
5.294%, due 8/18/27	600,000	553,320
Bank of Montreal, (Canada)
3.700%, due 6/7/25	380,000	363,709
Barclays PLC, (United Kingdom)
4.375%, (5 Year US CMT T-Note + 3.41%), due 12/15/70(a)	585,000	388,270
5.200%, due 5/12/26	750,000	686,123
8.000%, (5 Year US CMT T-Note + 5.43%), due 12/15/70(a)	320,000	286,673
BNP Paribas SA, (France)
3.052%, (SOFR + 1.51%), due 1/13/31(a)	315,000	244,976
4.625%, (5 Year US CMT T-Note + 3.20%), due 7/12/71(a)	465,000	355,956
4.625%, (5 Year US CMT T-Note + 3.34%), due 8/25/71(a)	240,000	165,900
7.750%, (5 Year US CMT T-Note + 4.90%), due 2/16/71(a)	220,000	207,424
BPCE SA, (France)
2.045%, (SOFR + 1.09%), due 10/19/27(a)	1,075,000	892,867
Canadian Imperial Bank of Commerce, (Canada)
3.300%, due 4/7/25	465,000	441,886
Cooperatieve Rabobank UA, (Netherlands)
3.649%, (1 Year US CMT T-Note + 1.22%), due 4/6/28(a)	870,000	775,304
Credit Agricole SA, (France)
4.750%, (5 Year US CMT T-Note + 3.24%), due 3/23/71(a)	560,000	402,124
	Principal Amount	Value
Foreign Bonds (continued)
Banks (continued)
Credit Suisse Group AG, (Switzerland)
3.091%, (SOFR + 1.73%), due 5/14/32(a)	$435,000	$298,362
6.442%, (SOFR + 3.70%), due 8/11/28(a)	415,000	374,571
Deutsche Bank AG, (Germany)
3.729%, (SOFR + 2.76%), due 1/14/32(a)	540,000	380,386
Deutsche Bank AG/New York NY, (Germany)
2.552%, (SOFR + 1.32%), due 1/7/28(a)	890,000	712,498
HSBC Holdings PLC, (United Kingdom)
3.973%, (3-Month LIBOR + 1.61%), due 5/22/30(a)	230,000	189,589
7.336%, (SOFR + 3.03%), due 11/3/26(a)	390,000	391,080
Kreditanstalt fuer Wiederaufbau, (Germany)
2.500%, due 11/20/24	190,000	182,175
Lloyds Banking Group PLC, (United Kingdom)
4.450%, due 5/8/25	95,000	91,053
4.582%, due 12/10/25	775,000	710,335
4.976%, (1 Year US CMT T-Note + 2.30%), due 8/11/33(a)	305,000	260,955
Macquarie Group Ltd., (Australia)
2.871%, (SOFR + 1.53%), due 1/14/33(a)	660,000	486,976
4.098%, (SOFR + 2.13%), due 6/21/28(a)	420,000	379,797
Mitsubishi UFJ Financial Group, Inc., (Japan)
2.309%, (1 Year US CMT T-Note + 0.95%), due 7/20/32(a)	765,000	557,801
Mizuho Financial Group, Inc., (Japan)
3.261%, (1 Year US CMT T-Note + 1.25%), due 5/22/30(a)	850,000	706,893
NatWest Group PLC, (United Kingdom)
4.892%, (3-Month LIBOR + 1.75%), due 5/18/29(a)	770,000	685,957
5.125%, due 5/28/24	150,000	146,194
Royal Bank of Canada, (Canada)
Series G4.402%, (SOFR + 0.71%), due 1/21/27(a)	555,000	535,028
Societe Generale SA, (France)
3.337%, (1 Year US CMT T-Note + 1.60%), due 1/21/33(a)	535,000	392,186
4.750%, (5 Year US CMT T-Note + 3.93%), due 11/26/70(a)(c)	435,000	334,297
5.375%, (5 Year US CMT T-Note + 4.51%), due 5/18/71(a)	330,000	239,036
Standard Chartered PLC, (United Kingdom)
4.750%, (5 Year US CMT T-Note + 3.81%), due 7/14/71(a)	70,000	46,707

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Foreign Bonds (continued)
Banks (continued)
Sumitomo Mitsui Financial Group, Inc., (Japan)
1.902%, due 9/17/28	$865,000	$686,300
Swedbank AB, (Sweden)
3.356%, due 4/4/25	465,000	441,996
UBS Group AG, (Switzerland)
1.364%, (1 Year US CMT T-Note + 1.08%), due 1/30/27(a)	570,000	476,648
4.375%, (5 Year US CMT T-Note + 3.31%), due 8/10/71(a)	400,000	277,860
Westpac Banking Corp., (Australia)
3.020%, (5 Year US CMT T-Note + 1.53%), due 11/18/36(a)	635,000	449,235
		16,564,265
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland)
3.000%, due 10/29/28	200,000	161,574
3.300%, due 1/23/23	85,000	84,567
Avolon Holdings Funding Ltd., (Ireland)
2.875%, due 2/15/25	525,000	470,174
Banco BTG Pactual SA/Cayman Islands, (Brazil)
2.750%, due 1/11/26	660,000	577,500
Nomura Holdings, Inc., (Japan)
2.172%, due 7/14/28	860,000	680,598
5.099%, due 7/3/25	440,000	430,736
		2,405,149
Food — 0.1%
MARB Bondco PLC, (Brazil)
3.950%, due 1/29/31	400,000	296,276
Multi-National — 0.2%
Inter-American Development Bank, (Supranational)
0.875%, due 4/3/25	200,000	183,157
International Bank for Reconstruction & Development, (Supranational)
0.625%, due 4/22/25	200,000	181,717
		364,874
Pharmaceuticals — 0.3%
Teva Pharmaceutical Finance Netherlands III BV, (Israel)
3.150%, due 10/1/26	250,000	211,250
4.750%, due 5/9/27	575,000	507,437
		718,687
Savings & Loans — 0.4%
Nationwide Building Society, (United Kingdom)
2.972%, (SOFR + 1.29%), due 2/16/28(a)	370,000	313,329
4.850%, due 7/27/27	600,000	568,847
		882,176

	Principal Amount	Value
Foreign Bonds (continued)
Telecommunications — 0.2%
Altice France SA, (France)
5.125%, due 7/15/29	$565,000	$425,544
Total Foreign Bonds (Cost $26,285,251)		23,198,223
Foreign Government Obligation — 0.1%
Chile Government International Bond, (Chile)
2.550%,due 7/27/33 (Cost $374,650)	425,000	316,020
U.S. Treasury Bonds — 7.6%
U.S. Treasury Bond, 3.000%, due 8/15/52	6,720,000	5,381,250
U.S. Treasury Bond, 3.375%, due 8/15/42	13,955,000	12,038,368
		17,419,618
Total U.S. Treasury Bonds (Cost $19,436,986)		17,419,618
U.S. Treasury Notes — 29.1%
U.S. Treasury Note, 2.750%, due 8/15/32(c)	20,125,000	18,008,731
U.S. Treasury Note, 4.000%, due 10/31/29	31,085,000	30,793,578
U.S. Treasury Note, 4.125%, due 10/31/27	18,115,000	18,020,179
		66,822,488
Total U.S. Treasury Notes (Cost $67,307,780)		66,822,488
United States Government Agency Mortgage-Backed Securities — 9.5%
Mortgage Securities — 9.5%
Fannie Mae Pool
Series 2021-BT0472, 2.000%, due 7/1/51	90,771	71,811
Series 2021-FM7685, 3.000%, due 6/1/51	117,387	100,284
Series 2022-FS0898, 3.000%, due 2/1/52	337,916	288,227
Series 2022-FS1429, 3.500%, due 4/1/52	795,868	700,425
Series 2022-FS2058, 4.000%, due 6/1/52	739,968	673,393
Series 2022-MA4626, 4.000%, due 6/1/52	1,826,739	1,662,731
Series 2022-MA4644, 4.000%, due 5/1/52	940,369	856,042
Series 2022-MA4655, 4.000%, due 7/1/52	1,217,661	1,108,336
Series 2022-MA4709, 5.000%, due 7/1/52	333,075	321,466
Fannie Mae REMICS
Series 2016-57, 2.464%, due 6/25/46(a)(h)	605,352	56,722

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
United States Government Agency Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
Series 2019-32, 2.464%, due 6/25/49(a)(h)	$1,347,601	$119,893
Series 2020-49, 1.750%, due 7/25/50	158,302	123,145
Series 2021-10, 2.500%, due 3/25/51(h)	304,468	46,571
Series 2021-12, 2.500%, due 3/25/51(h)	455,864	69,408
Series 2021-34, 0.311%, due 11/25/42(a)(h)	2,459,794	70,431
Series 2021-34, 2.500%, due 3/25/51(h)	785,831	102,880
Series 2021-40, 2.364%, due 9/25/47(a)(h)	856,077	74,989
Series 2021-54, 2.500%, due 6/25/51(h)	216,635	27,021
Series 2021-8, 3.500%, due 3/25/51(h)	811,209	162,967
Series 2022-5, 0.000%(g), due 2/25/52(a)(h)	379,845	1,565
Freddie Mac Pool
3.500%, due 7/1/52	399,506	351,523
4.000%, due 9/1/52	479,028	436,314
4.500%, due 11/1/52	2,415,000	2,267,397
Series 2019-SD8030, 3.000%, due 12/1/49	229,855	196,858
Series 2022-SD8215, 4.000%, due 5/1/52	974,353	886,585
Freddie Mac REMICS
Series 2020-4990, 2.500%, due 7/25/50(h)	587,874	81,448
Series 2020-5021, 0.553%, due 10/25/50(a)(h)	895,232	30,596
Series 2020-5031, 2.500%, due 10/25/50(h)	565,584	87,807
Series 2020-5036, 3.500%, due 11/25/50(h)	671,749	139,868
Series 2020-5038, 2.500%, due 10/25/50(h)	559,059	92,633
Series 2020-5038, 1.500%, due 11/25/50	369,548	278,994
Series 2020-5040, 3.500%, due 11/25/50(h)	536,957	91,820
Series 2021-5070, 3.000%, due 8/25/50(h)	947,980	156,777
Series 2021-5149, 2.500%, due 10/25/51(h)	1,838,346	246,929
Series 2021-5187, 0.000%(g), due 1/25/52(a)	684,784	3,463
Series 2022-5191, 3.500%, due 9/25/50(h)	1,047,098	181,223
Series 2022-5200, 0.503%, due 2/25/52(a)(h)	756,434	21,753
	Principal Amount	Value
United States Government Agency Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
Freddie Mac Strips
Series 2013-311, 0.000%, due 8/15/43(e)(i)	$186,150	$134,894
Series 2013-311, 2.538%, due 8/15/43(a)(h)	564,776	49,543
Series 2017-358, 3.500%, due 10/15/47(h)	340,356	56,805
FREMF 2017-K056 Mortgage Trust
Series 2017-K65, 4.077%, due 7/25/50(a)(b)	280,000	254,113
FREMF 2018-K733 Mortgage Trust
Series 2018-K73, 3.855%, due 2/25/51(a)(b)	100,000	90,107
FREMF 2018-K77 Mortgage Trust
Series 2018-K77, 4.161%, due 5/25/51(a)(b)	245,000	220,036
FREMF 2018-K78 Mortgage Trust
Series 2018-K78, 4.128%, due 6/25/51(a)(b)	20,000	18,263
Series 2018-K78, 4.128%, due 6/25/51(a)(b)	182,000	163,938
FREMF 2018-K79 Mortgage Trust
Series 2018-K79, 4.211%, due 7/25/51(a)(b)	20,000	18,223
FREMF 2018-K80 Mortgage Trust
Series 2018-K80, 4.231%, due 8/25/50(a)(b)	323,000	290,444
FREMF 2018-K86 Mortgage Trust
Series 2018-K86, 4.294%, due 11/25/51(a)(b)	625,000	557,214
FREMF 2019-K102 Mortgage Trust
Series 2019-K102, 3.531%, due 12/25/51(a)(b)	85,000	71,011
FREMF 2019-K103 Mortgage Trust
Series 2019-K103, 3.455%, due 12/25/51(a)(b)	255,000	216,775
FREMF 2019-K90 Mortgage Trust
Series 2019-K90, 4.316%, due 2/25/52(a)(b)	420,000	373,823
FREMF 2019-K94 Mortgage Trust
Series 2019-K94, 3.966%, due 7/25/52(a)(b)	395,000	348,016
Series 2019-K94, 3.966%, due 7/25/52(a)(b)	470,000	403,596
FREMF 2019-K95 Mortgage Trust
Series 2019-K95, 3.921%, due 8/25/52(a)(b)	535,000	461,204
FREMF 2019-K98 Mortgage Trust
Series 2019-K98, 3.738%, due 10/25/52(a)(b)	85,000	72,622
FREMF 2020-K104 Mortgage Trust
Series 2020-K104, 3.540%, due 2/25/52(a)(b)	315,000	263,658

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
United States Government Agency Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
Government National Mortgage Association
Series 2019-136, 3.500%, due 11/20/49(a)	$428,913	$374,988
Series 2019-136, 0.000%(g), due 11/20/49(a)(h)	887,751	2,337
Series 2019-145, 3.500%, due 11/20/49(a)	540,581	470,335
Series 2020-176, 2.000%, due 11/20/50(h)	675,382	74,688
Series 2020-5, 3.500%, due 1/20/50(a)	230,332	199,661
Series 2020-5, 0.000%(g), due 1/20/50(a)(h)	462,408	2,216
Series 2021-116, 2.500%, due 7/20/51(h)	1,229,765	192,706
Series 2021-122, 3.000%, due 7/20/51(a)	829,602	698,170
Series 2021-122, 0.000%(g), due 7/20/51(a)(h)	1,383,796	11,863
Series 2021-125, 3.170%, due 7/20/51(a)	569,825	504,424
Series 2021-149, 2.500%, due 8/20/51(h)	938,300	133,211
Series 2021-156, 2.500%, due 9/20/51(h)	1,053,414	102,514
Series 2021-158, 0.780%, due 9/20/51(a)(h)	1,066,943	45,354
Series 2021-214, 0.000%(g), due 12/20/51(a)(h)	16,683,212	59,793
Series 2021-41, 2.000%, due 10/20/50(a)(h)	1,240,331	142,701
Series 2021-42, 2.500%, due 3/20/51(h)	679,489	72,921
Series 2021-83, 2.500%, due 5/20/51(a)	940,335	786,364
Series 2021-96, 3.220%, due 6/20/51(a)	592,890	522,971
Series 2021-97, 3.000%, due 6/20/51(a)	249,614	219,088
Series 2021-97, 2.500%, due 8/20/49(h)	1,490,227	162,228
Series 2022-1, 2.500%, due 6/20/50(h)	208,884	29,566
Series 2022-19, 0.166%, due 1/20/52(a)(h)	1,830,882	18,092
Series 2022-24, 0.086%, due 2/20/52(a)(h)	9,134,358	88,276
Series 2022-29, 3.420%, due 7/20/51(a)	252,219	224,687
Series 2022-34, 1.180%, due 2/20/52(a)(h)	2,495,654	88,760
Series 2022-6, 0.220%, due 1/20/52(a)(h)	286,841	4,152
	Principal Amount	Value
United States Government Agency Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
Series 2022-6, 3.280%, due 1/20/52(a)	$286,841	$256,026
		21,742,672
Total United States Government Agency Mortgage-Backed Securities
(Cost $23,306,385)		21,742,672

	Shares
Short-Term Investment — 0.0%(d)
Money Market Fund — 0.0%(d)
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 2.92%(f) (Cost $107,862)	107,862	107,862
Total Investments — 99.5% (Cost $244,467,101)		228,271,648
Other Assets and Liabilities, Net — 0.5%		1,060,574
Net Assets — 100.0%		$229,332,222

(a)
Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2022.

(b)
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(c)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $18,773,147; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $19,393,289.

(d)
Less than 0.05%.

(e)
The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(f)
Reflects the 7-day yield at October 31, 2022.

(g)
Less than 0.0005%

(h)
Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.

(i)
Principal only security. A principal only security is the principal only portion of a fixed income security, which is separated and sold individually from the interest portion of the security.

Abbreviations
CMT	—	Constant Maturity Treasury Index
FREMF	—	Freddie MAC Multifamily Securities
LIBOR	—	London InterBank Offered Rate
SOFR	—	Secured Financing Overnight Rate

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

October 31, 2022 (unaudited)
Open futures contracts outstanding at October 31, 2022:
Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at October 31, 2022	Unrealized Appreciation (Depreciation)
U.S. 10 Ultra (CBT)	Citigroup Global Markets Inc.	December 2022	79	$9,854,335	$9,162,766	$(691,568)
U.S. 10 Year Note (CBT)	Citigroup Global Markets Inc.	December 2022	14	1,636,938	1,548,312	(88,626)
U.S. 5 Year Note (CBT)	Citigroup Global Markets Inc.	December 2022	31	3,446,880	3,304,406	(142,474)
U.S. Ultra Bond (CBT)	Citigroup Global Markets Inc.	December 2022	47	6,970,392	5,999,844	(970,548)
						$(1,893,216)

CBT — Chicago Board of Trade
Cash posted as collateral to broker for futures contracts was $597,250 at October 31, 2022.
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(j)
Collateralized Mortgage Obligations	$—	$14,664,138	$—	$14,664,138
Commercial Asset-Backed Securities	—	18,250,547	—	18,250,547
Commercial Mortgage-Backed Securities	—	15,372,522	—	15,372,522
Corporate Bonds	—	50,377,558	—	50,377,558
Foreign Bonds	—	23,198,223	—	23,198,223
Foreign Government Obligation	—	316,020	—	316,020
U.S. Treasury Bonds	—	17,419,618	—	17,419,618
U.S. Treasury Notes	—	66,822,488	—	66,822,488
United States Government Agency Mortgage-Backed Securities	—	21,742,672	—	21,742,672
Short-Term Investment:
Money Market Fund	107,862	—	—	107,862
Total Investments in Securities	$107,862	$228,163,786	$—	$228,271,648
Liability Valuation Inputs
Other Financial Instruments:(k)
Futures Contracts	$(1,893,216)	$—	$—	$(1,893,216)

(j)
For a complete listing of investments and their states, see the Schedule of Investments.

(k)
Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2022 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.
See notes to financial statements.

Schedule of Investments — IQ MacKay ESG High Income ETF

October 31, 2022 (unaudited)
	Principal Amount	Value
Long-Term Bonds — 95.2%
Corporate Bonds — 80.4%
Advertising — 0.8%
Lamar Media Corp.
4.000%, due 2/15/30	$107,000	$90,855
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250%, due 1/15/29	122,000	100,650
		191,505
Aerospace & Defense — 1.8%
Howmet Aerospace, Inc.
5.900%, due 2/1/27	209,000	205,242
TransDigm, Inc.
4.625%, due 1/15/29	82,000	69,825
4.875%, due 5/1/29	106,000	90,127
6.250%, due 3/15/26	90,000	88,777
		453,971
Agriculture — 1.0%
Darling Ingredients, Inc.
5.250%, due 4/15/27	267,000	256,320
Airlines — 1.3%
Delta Air Lines, Inc.
4.375%, due 4/19/28	75,000	66,899
7.375%, due 1/15/26	62,000	63,301
United Airlines, Inc.
4.375%, due 4/15/26	97,000	88,528
4.625%, due 4/15/29	115,000	98,358
		317,086
Auto Manufacturers — 1.8%
Ford Motor Co.
3.250%, due 2/12/32	145,000	108,869
Ford Motor Credit Co. LLC
3.815%, due 11/2/27	128,000	109,946
4.000%, due 11/13/30	136,000	109,994
4.950%, due 5/28/27	132,000	120,841
		449,650
Auto Parts & Equipment — 1.0%
Clarios Global LP / Clarios US Finance Co.
6.250%, due 5/15/26	250,000	241,875
Building Materials — 0.8%
CP Atlas Buyer, Inc.
7.000%, due 12/1/28	281,000	202,320
Chemicals — 1.7%
Avient Corp.
7.125%, due 8/1/30	112,000	107,102
Olin Corp.
5.000%, due 2/1/30	104,000	94,120
5.625%, due 8/1/29	95,000	89,281
Olympus Water US Holding Corp.
4.250%, due 10/1/28	171,000	138,820
		429,323
Commercial Services — 6.3%
ADT Security Corp. (The)
4.125%, due 8/1/29	99,000	84,893
	Principal Amount	Value
Corporate Bonds (continued)
Commercial Services (continued)
AMN Healthcare, Inc.
4.000%, due 4/15/29	$79,000	$67,978
APX Group, Inc.
6.750%, due 2/15/27	270,000	263,386
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.375%, due 3/1/29	100,000	86,627
Brink’s Co. (The)
4.625%, due 10/15/27	71,000	65,649
Gartner, Inc.
4.500%, due 7/1/28	120,000	111,208
HealthEquity, Inc.
4.500%, due 10/1/29	79,000	69,026
Herc Holdings, Inc.
5.500%, due 7/15/27	76,000	71,915
Hertz Corp. (The)
4.625%, due 12/1/26	116,000	98,890
5.000%, due 12/1/29	134,000	106,148
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, due 8/31/27	160,000	138,479
Service Corp. International
3.375%, due 8/15/30	124,000	100,096
United Rentals North America, Inc.
5.500%, due 5/15/27	251,000	244,899
Williams Scotsman International, Inc.
4.625%, due 8/15/28	72,000	65,027
		1,574,221
Computers — 1.5%
Seagate HDD Cayman
4.091%, due 6/1/29	177,000	141,747
Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
5.750%, due 6/1/25	248,000	243,715
		385,462
Diversified Financial Services — 2.9%
Nationstar Mortgage Holdings, Inc.
5.500%, due 8/15/28	262,000	212,511
5.750%, due 11/15/31	128,000	98,191
OneMain Finance Corp.
6.625%, due 1/15/28	221,000	200,763
PennyMac Financial Services, Inc.
4.250%, due 2/15/29	140,000	106,050
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.625%, due 3/1/29	137,000	106,175
		723,690
Electric — 0.5%
Calpine Corp.
4.500%, due 2/15/28	141,000	126,716
Electrical Component & Equipment — 0.4%
Energizer Holdings, Inc.
4.750%, due 6/15/28	129,000	107,111

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG High Income ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Entertainment — 4.4%
Caesars Entertainment, Inc.
4.625%, due 10/15/29	$171,000	$136,800
CDI Escrow Issuer, Inc.
5.750%, due 4/1/30	126,000	113,716
Churchill Downs, Inc.
4.750%, due 1/15/28	138,000	121,953
Mohegan Gaming & Entertainment
8.000%, due 2/1/26	264,000	222,692
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
5.625%, due 9/1/29	309,000	228,660
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.625%, due 3/1/30	120,000	103,126
Six Flags Entertainment Corp.
5.500%, due 4/15/27	100,000	90,000
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, due 10/1/29	102,000	81,137
		1,098,084
Food — 3.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.625%, due 1/15/27	213,000	197,389
B&G Foods, Inc.
5.250%, due 9/15/27	218,000	182,874
Performance Food Group, Inc.
4.250%, due 8/1/29	120,000	101,662
Post Holdings, Inc.
4.625%, due 4/15/30	133,000	112,227
5.500%, due 12/15/29	81,000	72,894
US Foods, Inc.
4.625%, due 6/1/30	108,000	93,692
		760,738
Food Service — 0.5%
Aramark Services, Inc.
5.000%, due 2/1/28	151,000	137,577
Healthcare-Products — 1.1%
Hologic, Inc.
4.625%, due 2/1/28	167,000	156,145
Teleflex, Inc.
4.625%, due 11/15/27	135,000	127,217
		283,362
Healthcare-Services — 5.0%
Centene Corp.
2.450%, due 7/15/28	125,000	102,813
2.500%, due 3/1/31	94,000	72,145
3.000%, due 10/15/30	27,000	21,735
4.250%, due 12/15/27	163,000	150,368
4.625%, due 12/15/29	124,000	112,220
Encompass Health Corp.
4.750%, due 2/1/30	76,000	64,790
5.750%, due 9/15/25	219,000	217,006
IQVIA, Inc.
5.000%, due 5/15/27	96,000	91,476
	Principal Amount	Value
Corporate Bonds (continued)
Healthcare-Services (continued)
Syneos Health, Inc.
3.625%, due 1/15/29	$93,000	$77,021
Tenet Healthcare Corp.
4.250%, due 6/1/29	127,000	106,998
4.625%, due 6/15/28	149,000	130,747
6.125%, due 6/15/30	131,000	120,931
		1,268,250
Home Builders — 0.9%
Beazer Homes USA, Inc.
7.250%, due 10/15/29	92,000	76,130
Meritage Homes Corp.
3.875%, due 4/15/29	86,000	69,118
Tri Pointe Homes, Inc.
5.700%, due 6/15/28	79,000	68,444
		213,692
Insurance — 0.3%
Global Atlantic Fin Co.
4.700%, (5 Year US CMT T-Note + 3.80%), due 10/15/51(a)	96,000	70,713
Internet — 1.2%
Cogent Communications Group, Inc.
3.500%, due 5/1/26	85,000	76,713
Match Group Holdings II LLC
4.125%, due 8/1/30	120,000	98,041
Uber Technologies, Inc.
4.500%, due 8/15/29	158,000	135,438
		310,192
Leisure Time — 2.9%
NCL Corp Ltd.
5.875%, due 3/15/26	107,000	87,606
5.875%, due 2/15/27	107,000	95,498
7.750%, due 2/15/29	210,000	167,292
Royal Caribbean Cruises Ltd.
4.250%, due 7/1/26	346,000	275,087
5.500%, due 8/31/26	140,000	114,464
		739,947
Media — 6.8%
Cable One, Inc.
4.000%, due 11/15/30	96,000	78,134
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, due 2/1/31	119,000	94,010
4.250%, due 1/15/34	121,000	88,935
4.500%, due 8/15/30	96,000	77,910
4.500%, due 5/1/32	155,000	122,450
4.750%, due 3/1/30	133,000	111,773
Directv Financing LLC / Directv Financing Co-Obligor, Inc.
5.875%, due 8/15/27	197,000	177,418
iHeartCommunications, Inc.
8.375%, due 5/1/27	261,000	234,454
Nexstar Media, Inc.
4.750%, due 11/1/28	131,000	114,966

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG High Income ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Media (continued)
Sirius XM Radio, Inc.
3.875%, due 9/1/31	$84,000	$67,200
4.000%, due 7/15/28	107,000	91,985
4.125%, due 7/1/30	90,000	73,646
TEGNA, Inc.
4.750%, due 3/15/26	262,000	254,511
Univision Communications, Inc.
4.500%, due 5/1/29	139,000	117,021
		1,704,413
Mining — 1.5%
Arconic Corp.
6.125%, due 2/15/28	155,000	145,294
Novelis Corp.
3.250%, due 11/15/26	102,000	89,274
4.750%, due 1/30/30	163,000	138,476
		373,044
Office/Business Equipment — 1.1%
Xerox Corp.
3.800%, due 5/15/24	139,000	132,461
Xerox Holdings Corp.
5.500%, due 8/15/28	177,000	139,830
		272,291
Oil & Gas — 7.9%
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
9.000%, due 11/1/27	201,000	245,220
Callon Petroleum Co.
6.375%, due 7/1/26	87,000	83,427
7.500%, due 6/15/30	103,000	97,829
8.000%, due 8/1/28	81,000	80,701
CNX Resources Corp.
6.000%, due 1/15/29	88,000	82,147
Laredo Petroleum, Inc.
7.750%, due 7/31/29	126,000	119,700
10.125%, due 1/15/28	67,000	65,828
Occidental Petroleum Corp.
2.900%, due 8/15/24	272,000	261,717
5.550%, due 3/15/26	110,000	111,650
7.500%, due 5/1/31	81,000	87,075
8.875%, due 7/15/30	112,000	127,120
Range Resources Corp.
4.750%, due 2/15/30	76,000	67,185
Rockcliff Energy II LLC
5.500%, due 10/15/29	89,000	79,266
Southwestern Energy Co.
5.375%, due 3/15/30	114,000	105,450
7.750%, due 10/1/27	195,000	200,591
Sunoco LP / Sunoco Finance Corp.
5.875%, due 3/15/28	117,000	111,381
Tap Rock Resources LLC
7.000%, due 10/1/26	76,000	70,958
		1,997,245

	Principal Amount	Value
Corporate Bonds (continued)
Oil & Gas Services — 2.0%
Archrock Partners LP / Archrock Partners Finance Corp.
6.250%, due 4/1/28	$127,000	$118,097
6.875%, due 4/1/27	127,000	120,967
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, due 4/1/26	112,000	107,505
6.875%, due 9/1/27	163,000	155,665
		502,234
Packaging & Containers — 0.7%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.125%, due 8/15/26	95,000	81,700
Mauser Packaging Solutions Holding Co.
5.500%, due 4/15/24	91,000	89,180
		170,880
Pharmaceuticals — 1.5%
Elanco Animal Health, Inc.
6.400%, due 8/28/28	133,000	118,984
PRA Health Sciences, Inc.
2.875%, due 7/15/26	284,000	255,953
		374,937
Pipelines — 3.5%
Cheniere Energy Partners LP
4.500%, due 10/1/29	140,000	123,613
Cheniere Energy, Inc.
4.625%, due 10/15/28	87,000	80,258
CNX Midstream Partners LP
4.750%, due 4/15/30	120,000	98,700
EnLink Midstream LLC
5.625%, due 1/15/28	90,000	86,261
Genesis Energy LP / Genesis Energy Finance Corp.
7.750%, due 2/1/28	291,000	277,541
Venture Global Calcasieu Pass LLC
3.875%, due 8/15/29	137,000	117,478
Western Midstream Operating LP
4.750%, due 8/15/28	90,000	83,025
		866,876
REITS — 2.0%
Iron Mountain Information Management Services, Inc.
5.000%, due 7/15/32	79,000	65,151
Iron Mountain, Inc.
4.500%, due 2/15/31	88,000	71,280
5.250%, due 7/15/30	110,000	94,909
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
4.875%, due 5/15/29	107,000	91,238
SBA Communications Corp.
3.125%, due 2/1/29	124,000	100,221
XHR LP
4.875%, due 6/1/29	84,000	72,467
		495,266

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG High Income ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Retail — 5.9%
Arko Corp.
5.125%, due 11/15/29	$108,000	$85,508
Asbury Automotive Group, Inc.
4.750%, due 3/1/30	126,000	103,224
Bath & Body Works, Inc.
6.950%, due 3/1/33	300,000	247,020
Foot Locker, Inc.
4.000%, due 10/1/29	112,000	85,621
Group 1 Automotive, Inc.
4.000%, due 8/15/28	122,000	100,332
Lithia Motors, Inc.
4.375%, due 1/15/31	124,000	100,679
Macy’s Retail Holdings LLC
6.125%, due 3/15/32	99,000	82,256
Nordstrom, Inc.
4.375%, due 4/1/30	103,000	79,053
QVC, Inc.
4.850%, due 4/1/24	93,000	89,066
Sonic Automotive, Inc.
4.625%, due 11/15/29	112,000	87,687
4.875%, due 11/15/31	94,000	70,916
White Cap Parent LLC
8.250%, due 3/15/26	243,000	205,335
Yum! Brands, Inc.
4.625%, due 1/31/32	167,000	142,790
		1,479,487
Software — 2.7%
Fair Isaac Corp.
5.250%, due 5/15/26	249,000	246,435
MSCI, Inc.
4.000%, due 11/15/29	196,000	170,191
PTC, Inc.
3.625%, due 2/15/25	157,000	149,626
4.000%, due 2/15/28	135,000	122,274
		688,526
Telecommunications — 2.0%
Frontier Communications Holdings LLC
5.000%, due 5/1/28	253,000	221,375
5.875%, due 10/15/27	158,000	145,333
Level 3 Financing, Inc.
3.750%, due 7/15/29	166,000	126,117
		492,825
Transportation — 1.7%
First Student Bidco, Inc. / First Transit Parent, Inc.
4.000%, due 7/31/29	223,000	181,210
XPO Logistics, Inc.
6.250%, due 5/1/25	255,000	257,602
		438,812
Total Corporate Bonds
(Cost $20,146,650)		20,198,641

	Principal Amount	Value
Foreign Bonds — 14.8%
Aerospace & Defense — 1.1%
Bombardier, Inc., (Canada)
7.875%, due 4/15/27	$288,000	$273,522
Banks — 1.4%
Intesa Sanpaolo SpA, (Italy)
5.710%, due 1/15/26	83,000	77,317
UniCredit SpA, (Italy)
7.296%, (USD 5 Year Swap + 4.91%), due 4/2/34(a)	330,000	279,985
		357,302
Beverages — 0.4%
Primo Water Holdings, Inc., (Canada)
4.375%, due 4/30/29	137,000	114,788
Chemicals — 1.4%
INEOS Quattro Finance 2 PLC, (United Kingdom)
3.375%, due 1/15/26	139,000	117,555
SPCM SA, (France)
3.125%, due 3/15/27	264,000	231,990
		349,545
Commercial Services — 1.0%
Ritchie Bros Auctioneers, Inc., (Canada)
5.375%, due 1/15/25	246,000	242,310
Electric — 0.8%
Electricite de France SA, (France)
5.625%, (USD 10 Year Swap + 3.04%), due 7/22/71(a)	243,000	213,687
Environmental Control — 0.3%
GFL Environmental, Inc., (Canada)
3.500%, due 9/1/28	90,000	76,304
Forest Products & Paper — 0.4%
Ahlstrom-Munksjo Holding 3 Oy, (Finland)
4.875%, due 2/4/28	123,000	97,922
Home Builders — 1.6%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, (Canada)
5.000%, due 6/15/29	328,000	247,059
Mattamy Group Corp., (Canada)
5.250%, due 12/15/27	171,000	146,111
		393,170
Machinery-Diversified — 0.8%
Husky III Holding Ltd., (Canada)
13.000%, due 2/15/25	223,000	203,773
Media — 2.4%
UPC Broadband Finco BV, (Netherlands)
4.875%, due 7/15/31	104,000	87,332
Virgin Media Finance PLC, (United Kingdom)
5.000%, due 7/15/30	98,000	78,536
Virgin Media Secured Finance PLC, (United Kingdom)
5.500%, due 5/15/29	135,000	122,677

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG High Income ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Foreign Bonds (continued)
Media (continued)
Virgin Media Vendor Financing Notes IV DAC, (United Kingdom)
5.000%, due 7/15/28	$79,000	$67,261
VZ Secured Financing BV, (Netherlands)
5.000%, due 1/15/32	114,000	90,868
Ziggo Bond Co. BV, (Netherlands)
5.125%, due 2/28/30	83,000	65,771
Ziggo BV, (Netherlands)
4.875%, due 1/15/30	101,000	84,775
		597,220
Retail — 0.6%
1011778 BC ULC / New Red Finance, Inc., (Canada)
4.000%, due 10/15/30	202,000	164,883
Software — 0.6%
Open Text Corp., (Canada)
3.875%, due 12/1/29	179,000	141,858
Telecommunications — 2.0%
Telecom Italia Capital SA, (Italy)
7.721%, due 6/4/38	306,000	243,270
Vmed O2 UK Financing I PLC, (United Kingdom)
4.750%, due 7/15/31	149,000	120,401
Vodafone Group PLC, (United Kingdom)
7.000%, (USD 5 Year Swap + 4.87%), due 4/4/79(a)	148,000	140,600
		504,271
Total Foreign Bonds
(Cost $3,749,097)		3,730,555

	Shares	Value
Short-Term Investment — 2.3%
Money Market Fund — 2.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 2.92%(b)
(Cost $576,905)	576,905	$576,905
Total Investments — 97.5%
(Cost $24,472,652)		24,506,101
Other Assets and Liabilities, Net — 2.5%		617,535
Net Assets — 100.0%		$25,123,636

(a)
Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2022.

(b)
Reflects the 7-day yield at October 31, 2022.

Abbreviation
CMT	—	Constant Maturity Treasury Index

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Corporate Bonds	$—	$20,198,641	$—	$20,198,641
Foreign Bonds	—	3,730,555	—	3,730,555
Short-Term Investment:
Money Market Fund	576,905	—	—	576,905
Total Investments in Securities	$576,905	$23,929,196	$—	$24,506,101

(c)
For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended October 31, 2022 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.
See notes to financial statements.

Schedule of Investments — IQ MacKay Multi-Sector Income ETF

October 31, 2022 (unaudited)
	Principal Amount	Value
Long-Term Bonds — 98.2%
Collateralized Mortgage Obligations — 7.2%
Mortgage Securities — 7.2%
Fannie Mae Connecticut Avenue Securities
Series 2017-C04 2M2, 6.436%, (1-Month LIBOR + 2.85%), due 11/25/29(a)	$66,709	$67,397
Series 2017-C07 1B1, 7.586%, (1-Month LIBOR + 4.00%), due 5/25/30(a)	120,000	121,275
Series 2018-C01 1B1, 7.136%, (1-Month LIBOR + 3.55%), due 7/25/30(a)	100,000	99,691
Series 2018-C03 1B1, 7.336%, (1-Month LIBOR + 3.75%), due 10/25/30(a)	175,000	172,868
Series 2018-C04 2B1, 8.086%, (1-Month LIBOR + 4.50%), due 12/25/30(a)	75,000	75,861
Series 2018-C05 1B1, 7.836%, (1-Month LIBOR + 4.25%), due 1/25/31(a)	85,000	85,791
Series 2018-C06 1M2, 5.586%, (1-Month LIBOR + 2.00%), due 3/25/31(a)	40,282	40,120
Fannie Mae REMICS
Series 2016-57 SN, 2.464%, (1-Month LIBOR + 6.05%), due 6/25/46(a)(g)	84,382	7,907
Series 2019-32 SB, 2.464%, (1-Month LIBOR + 6.05%), due 6/25/49(a)(g)	74,584	6,635
Series 2020-49 PB, 1.750%, due 7/25/50	43,533	33,865
Series 2021-34 MI, 2.500%, due 3/25/51(g)	89,809	11,758
Freddie Mac REMICS
Series 2020-5036, 3.500%, due 11/25/50(g)	72,622	15,121
Series 2020-5040, 3.500%, due 11/25/50(g)	72,075	12,325
Freddie Mac STACR REMIC Trust 2020-DNA6
Series 2020-DNA6 M2, 4.997%, (SOFR + 2.00%), due 12/25/50(a)	90,390	88,898
Freddie Mac STACR REMIC Trust 2021-HQA2
Series 2021-HQA2 B1, 6.147%, (SOFR + 3.15%), due 12/25/33(a)	90,000	71,671
Freddie Mac STACR REMIC Trust 2021-HQA3
Series 2021-HQA3 B1, 6.347%, (SOFR + 3.35%), due 9/25/41(a)	90,000	76,926
Series 2021-HQA3 M2, 5.097%, (SOFR + 2.10%), due 9/25/41(a)	90,000	76,557
Freddie Mac STACR REMIC Trust 2022-DNA2
Series 2022-DNA2 M1B, 5.397%, (SOFR + 2.40%), due 2/25/42(a)	65,000	59,800
Freddie Mac STACR REMIC Trust 2022-DNA3
Series 2022-DNA3 M1B, 5.897%, (SOFR + 2.90%), due 4/25/42(a)	128,000	118,720
Freddie Mac STACR Trust 2019-DNA1
Series 2019-DNA1 B1, 8.236%, (1-Month LIBOR + 4.65%), due 1/25/49(a)	70,000	71,540
	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Mortgage Securities (continued)
Freddie Mac STACR Trust 2019-DNA2
Series 2019-DNA2 B1, 7.936%, (1-Month LIBOR + 4.35%), due 3/25/49(a)	$95,000	$95,000
Freddie Mac Strips
Series 2013-311, 0.000%, due 8/15/43(b)(h)	18,073	13,096
Series 2013-311 S1, 2.538%, (1-Month LIBOR + 5.95%), due 8/15/43(a)(g)	71,388	6,262
Government National Mortgage Association
Series 2019-136 YS, 0.000%(f), (1-Month LIBOR + 2.83%), due 11/20/49(a)(g)	49,874	131
Series 2020-5 AF, 3.500%, (1-Month LIBOR + 0.68%), due 1/20/50(a)	34,899	30,252
Series 2021-136 SB, 0.280%, (SOFR + 3.20%), due 8/20/51(a)(g)	314,822	7,911
Series 2021-41 FS, 2.000%, (SOFR + 0.20%), due 10/20/50(a)(g)	74,944	8,623
Series 2021-57 AI, 2.000%, due 2/20/51(g)	113,943	11,955
Series 2021-96 FG, 3.220%, (SOFR + 0.30%), due 6/20/51(a)	82,226	72,529
J.P. Morgan Mortgage Trust 2022-INV3
Series 2022-INV3 A3B, 3.000%, due 9/25/52(a)(c)	93,570	75,086
OBX 2019-INV2 Trust
Series 2019-INV2 A5, 4.000%, due 5/27/49(a)(c)	30,228	27,987
		1,663,558
Total Collateralized Mortgage Obligations (Cost $1,732,392)		1,663,558
Commercial Asset-Backed Securities — 8.1%
Asset Backed Securities — 8.1%
AMSR 2020-SFR2 Trust
Series 2020-SFR2 A, 1.632%, due 7/17/37	100,000	90,748
CF Hippolyta Issuer LLC
Series 2020-1 A1, 1.690%, due 7/15/60	91,436	80,383
Series 2021-1A A1, 1.530%, due 3/15/61	95,807	82,131
DB Master Finance LLC
Series 2019-1A A23, 4.352%, due 5/20/49	$97,000	$85,389
Drive Auto Receivables Trust 2021-2
Series 2021-2 D, 1.390%, due 3/15/29	76,000	68,727
Enterprise Fleet Financing 2022-2 LLC
Series 2022-2 A3, 4.790%, due 5/21/29	100,000	97,069

See notes to financial statements.

Schedule of Investments — IQ MacKay Multi-Sector Income ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
FirstKey Homes 2020-SFR2 Trust
Series 2020-SFR2 A, 1.266%, due 10/19/37	$118,897	$104,049
Flagship Credit Auto Trust 2020-3
Series 2020-3 D, 2.500%, due 9/15/26	115,000	105,596
Hertz Vehicle Financing III LP
Series 2021-2A C, 2.520%, due 12/27/27	140,000	115,436
Hertz Vehicle Financing LLC
Series 2021-1A A, 1.210%, due 12/26/25	100,000	90,856
Hilton Grand Vacations Trust 2019-A
Series 2019-AA B, 2.540%, due 7/25/33	46,864	43,590
Home Partners of America 2021-2 Trust
Series 2021-2 A, 1.901%, due 12/17/26	119,093	101,316
MVW 2021-1W LLC
Series 2021-1WA B, 1.440%, due 1/22/41	70,313	63,704
Navient Private Education Refi Loan Trust 2021-A
Series 2021-A A, 0.840%, due 5/15/69	81,146	68,542
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1 A1, 1.910%, due 10/20/61	100,000	83,786
PFS Financing Corp.
Series 2022-A A, 2.470%, due 2/15/27	100,000	92,397
Series 2022-D A, 4.270%, due 8/15/27	100,000	95,344
Series 2022-D B, 4.900%, due 8/15/27	100,000	94,561
Progress Residential 2021-SFR1
Series 2021-SFR1 A, 1.052%, due 4/17/38	99,912	84,119
Progress Residential 2021-SFR4
Series 2021-SFR4 A, 1.558%, due 5/17/38	100,000	86,739
Santander Drive Auto Receivables Trust 2021-4
Series 2021-4 D, 1.670%, due 10/15/27	100,000	92,191
Taco Bell Funding LLC
Series 2021-1A A23, 2.542%, due 8/25/51	59,550	43,468
		1,870,141
Total Commercial Asset-Backed Securities (Cost $1,963,679)		1,870,141
Commercial Mortgage-Backed Securities — 8.1%
Mortgage Securities — 8.1%
BAMLL Commercial Mortgage Securities Trust 2022-DKLX
Series 2022-DKLX C, 5.526%, (TSFR1M + 2.15%), due 1/15/39(a)	100,000	94,808
	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
BX Commercial Mortgage Trust 2020-VIV2
Series 2020-VIV2 C, 3.542%, due 3/9/44(a)(c)	$100,000	$74,275
BX Commercial Mortgage Trust 2020-VIVA
Series 2020-VIVA D, 3.549%, due 3/11/44(a)(c)	100,000	72,321
BX Commercial Mortgage Trust 2021-21M
Series 2021-21M C, 4.589%, (1-Month LIBOR + 1.18%), due 10/15/36(a)	74,501	68,750
BX Commercial Mortgage Trust 2021-ACNT
Series 2021-ACNT B, 4.663%, (1-Month LIBOR + 1.25%), due 11/15/38(a)	100,000	94,090
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-VOLT E, 5.412%, (1-Month LIBOR + 2.00%), due 9/15/36(a)	100,000	91,930
BX Trust 2018-GW
Series 2018-GW A, 4.212%, (1-Month LIBOR + 0.80%), due 5/15/35(a)	100,000	96,572
BX Trust 2021-ARIA
Series 2021-ARIA E, 5.657%, (1-Month LIBOR + 2.24%), due 10/15/36(a)	100,000	90,148
BX Trust 2021-RISE
Series 2021-RISE B, 4.662%, (1-Month LIBOR + 1.25%), due 11/15/36(a)	100,000	94,630
Series 2021-RISE C, 4.862%, (1-Month LIBOR + 1.45%), due 11/15/36(a)	100,000	93,280
BX Trust 2022-PSB
Series 2022-PSB D, 8.069%, (TSFR1M + 4.69%), due 8/15/39(a)	100,000	99,531
BXHPP Trust 2021-FILM
Series 2021-FILM B, 4.312%, (1-Month LIBOR + 0.90%), due 8/15/36(a)	130,000	120,417
CSMC 2020-WEST Trust
Series 2020-WEST A, 3.040%, due 2/15/35	100,000	77,870
FREMF 2017-K71 Mortgage Trust
Series 2017-K71 B, 3.752%, due 11/25/50(a)(c)	100,000	89,916
FREMF 2019-K99 Mortgage Trust
Series 2019-K99 B, 3.645%, due 10/25/52(a)(c)	100,000	86,311
Hudson Yards 2019-30HY Mortgage Trust
Series 2019-30HY A, 3.228%, due 7/10/39	100,000	83,959
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-OSB
Series 2019-OSB A, 3.397%, due 6/5/39	100,000	84,605

See notes to financial statements.

Schedule of Investments — IQ MacKay Multi-Sector Income ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
Manhattan West 2020-1MW Mortgage Trust
Series 2020-1MW A, 2.130%, due 9/10/39	$100,000	$84,142
Multifamily Connecticut Avenue Securities Trust 2019-01
Series 2019-01 M10, 6.836%, (1-Month LIBOR + 3.25%), due 10/25/49(a)	95,984	88,422
Multifamily Connecticut Avenue Securities Trust 2020-01
Series 2020-01 M10, 7.336%, (1-Month LIBOR + 3.75%), due 3/25/50(a)	35,000	32,447
One Bryant Park Trust 2019-OBP
Series 2019-OBP A, 2.516%, due 9/15/54	100,000	79,653
SLG Office Trust 2021-OVA
Series 2021-OVA A, 2.585%, due 7/15/41	100,000	77,769
		1,875,846
Total Commercial Mortgage-Backed Securities (Cost $1,982,169)		1,875,846
Corporate Bonds — 38.0%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
5.125%, due 8/15/27	12,000	10,800
Lamar Media Corp.
4.000%, due 2/15/30	16,000	13,586
		24,386
Aerospace/Defense — 0.2%
Boeing Co. (The)
3.750%, due 2/1/50	35,000	22,394
Howmet Aerospace, Inc.
3.000%, due 1/15/29	34,000	28,301
		50,695
Agriculture — 0.3%
Altria Group, Inc.
4.800%, due 2/14/29	50,000	46,029
Darling Ingredients, Inc.
5.250%, due 4/15/27	22,000	21,120
6.000%, due 6/15/30	6,000	5,775
		72,924
Airlines — 2.2%
Allegiant Travel Co.
7.250%, due 8/15/27	5,000	4,700
American Airlines, Inc.
11.750%, due 7/15/25	16,000	17,498
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, due 4/20/26	12,000	11,428
Delta Air Lines Inc / SkyMiles IP Ltd.
4.750%, due 10/20/28	90,000	83,726
	Principal Amount	Value
Corporate Bonds (continued)
Airlines (continued)
JetBlue 2019-1 Class AA Pass-Through Trust
Series 2019-12.750%, due 5/15/32	$102,380	$81,305
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500%, due 6/20/27	102,600	101,431
Southwest Airlines Co.
1.250%, due 5/1/25	94,000	115,573
United Airlines 2020-1 Class A Pass-Through Trust
Series 2020-15.875%, due 10/15/27	86,942	83,888
United Airlines, Inc.
4.375%, due 4/15/26	6,000	5,476
4.625%, due 4/15/29	6,000	5,132
		510,157
Auto Manufacturers — 1.0%
Ford Motor Co.
7.400%, due 11/1/46	12,000	11,049
Ford Motor Credit Co. LLC
3.375%, due 11/13/25	22,000	19,959
4.950%, due 5/28/27	22,000	20,140
5.584%, due 3/18/24	12,000	11,818
General Motors Co.
6.125%, due 10/1/25	60,000	59,748
General Motors Financial Co., Inc.
2.350%, due 1/8/31	80,000	58,566
Nissan Motor Acceptance Co. LLC
1.850%, due 9/16/26	75,000	58,841
		240,121
Auto Parts & Equipment — 0.2%
Clarios Global LP
6.750%, due 5/15/25	6,000	6,003
Clarios Global LP / Clarios US Finance Co.
6.250%, due 5/15/26	6,000	5,805
8.500%, due 5/15/27	16,000	15,680
Dana, Inc.
4.500%, due 2/15/32	16,000	12,233
Goodyear Tire & Rubber Co. (The)
4.875%, due 3/15/27	12,000	10,920
		50,641
Banks — 5.0%
Bank of America Corp.
2.087%, (SOFR + 1.06%), due 6/14/29(a)	85,000	68,783
2.496%, (3-Month LIBOR + 0.99%), due 2/13/31(a)	90,000	70,710
4.250%, due 10/22/26	90,000	85,013
Citigroup, Inc.
2.520%, (SOFR + 1.18%), due 11/3/32(a)	90,000	67,333
Series Y4.150%, (US 5 Year CMT T-Note + 3.00%), due 2/15/71(a)	125,000	97,637

See notes to financial statements.

Schedule of Investments — IQ MacKay Multi-Sector Income ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Citizens Financial Group, Inc.
Series G4.000%, (US 5 Year CMT T-Note + 3.22%), due 10/6/71(a)	$95,000	$75,146
Goldman Sachs Group, Inc. (The)
2.615%, (SOFR + 1.28%), due 4/22/32(a)	75,000	57,207
Series .4.075%, (3-Month LIBOR + 1.17%), due 5/15/26(a)	90,000	88,829
Series V4.125%, (US 5 Year CMT T-Note + 2.95%), due 5/10/71(a)	90,000	70,650
JPMorgan Chase & Co.
2.182%, (SOFR + 1.89%), due 6/1/28(a)	100,000	84,591
Series HH4.600%, (SOFR + 3.13%), due 8/1/71(a)	100,000	89,240
Morgan Stanley
2.484%, (SOFR + 1.36%), due 9/16/36(a)	110,000	77,878
2.511%, (SOFR + 1.20%), due 10/20/32(a)	90,000	67,760
SVB Financial Group
Series C4.000%, (US 5 Year CMT T-Note + 3.20%), due 8/15/71(a)	65,000	45,487
Wells Fargo & Co.
2.879%, (TSFR3M + 1.43%), due 10/30/30(a)	20,000	16,409
3.526%, (SOFR + 1.51%), due 3/24/28(a)	105,000	94,548
		1,157,221
Beverages — 0.0%(d)
Triton Water Holdings, Inc.
6.250%, due 4/1/29	6,000	4,544
Biotechnology — 0.5%
BioMarin Pharmaceutical, Inc.
1.250%, due 5/15/27	123,000	123,049
Building Materials — 0.1%
Camelot Return Merger Sub, Inc.
8.750%, due 8/1/28	7,000	5,827
Standard Industries, Inc.
4.375%, due 7/15/30	12,000	9,703
		15,530
Chemicals — 0.1%
Innophos Holdings, Inc.
9.375%, due 2/15/28	12,000	11,425
Commercial Services — 1.1%
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.000%, due 6/1/29	6,000	4,166
6.625%, due 7/15/26	22,000	21,011
9.750%, due 7/15/27	22,000	19,127
APX Group, Inc.
6.750%, due 2/15/27	2,000	1,951
	Principal Amount	Value
Corporate Bonds (continued)
Commercial Services (continued)
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
4.750%, due 4/1/28	$6,000	$5,271
Block, Inc.
3.500%, due 6/1/31	6,000	4,830
Brink’s Co. (The)
5.500%, due 7/15/25	6,000	5,838
Carriage Services, Inc.
4.250%, due 5/15/29	22,000	16,931
HealthEquity, Inc.
4.500%, due 10/1/29	12,000	10,485
Herc Holdings, Inc.
5.500%, due 7/15/27	28,000	26,495
Hertz Corp. (The)
4.625%, due 12/1/26	6,000	5,115
NESCO Holdings II, Inc.
5.500%, due 4/15/29	16,000	14,025
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, due 8/31/27	18,000	15,579
Service Corp. International
3.375%, due 8/15/30	18,000	14,530
5.125%, due 6/1/29	12,000	11,177
7.500%, due 4/1/27	6,000	6,186
Sotheby’s
7.375%, due 10/15/27	12,000	11,610
Sotheby’s/Bidfair Holdings, Inc.
5.875%, due 6/1/29	12,000	10,029
United Rentals North America, Inc.
3.750%, due 1/15/32	22,000	17,820
WASH Multifamily Acquisition, Inc.
5.750%, due 4/15/26	18,000	16,784
Williams Scotsman International, Inc.
4.625%, due 8/15/28	6,000	5,419
6.125%, due 6/15/25	6,000	5,988
		250,367
Computers — 1.2%
Apple, Inc.
3.850%, due 8/4/46	40,000	31,867
Dell International LLC / EMC Corp.
3.375%, due 12/15/41	70,000	43,443
5.300%, due 10/1/29	65,000	60,852
Lumentum Holdings, Inc.
0.500%, due 12/15/26	117,000	114,368
NCR Corp.
5.125%, due 4/15/29	10,000	8,393
5.250%, due 10/1/30	6,000	4,845
Presidio Holdings, Inc.
8.250%, due 2/1/28	6,000	5,340
Seagate HDD Cayman
4.125%, due 1/15/31	6,000	4,512
Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
5.750%, due 6/1/25	6,000	5,896
		279,516
Cosmetics/Personal Care — 0.0%(d)
Edgewell Personal Care Co.
5.500%, due 6/1/28	12,000	11,286

See notes to financial statements.

Schedule of Investments — IQ MacKay Multi-Sector Income ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Distribution/Wholesale — 0.1%
H&E Equipment Services, Inc.
3.875%, due 12/15/28	$22,000	$18,589
Diversified Financial Services — 1.5%
Aircastle Ltd.
5.250%, (US 5 Year CMT T-Note + 4.41%), due 9/15/71(a)	125,000	93,481
Ally Financial, Inc.
8.000%, due 11/1/31	55,000	56,409
Series C4.700%, (US 7 Year CMT T-Note + 3.48%), due 8/15/71(a)	115,000	77,337
Aviation Capital Group LLC
1.950%, due 1/30/26	100,000	83,527
OneMain Finance Corp.
3.500%, due 1/15/27	6,000	4,918
6.125%, due 3/15/24	12,000	11,724
PennyMac Financial Services, Inc.
5.375%, due 10/15/25	12,000	10,860
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.625%, due 3/1/29	12,000	9,300
		347,556
Electric — 4.3%
AEP Texas, Inc.
4.700%, due 5/15/32	60,000	54,616
Alabama Power Co.
3.000%, due 3/15/52	85,000	53,522
Arizona Public Service Co.
2.200%, due 12/15/31	90,000	66,364
Calpine Corp.
3.750%, due 3/1/31	12,000	9,831
4.500%, due 2/15/28	12,000	10,784
5.125%, due 3/15/28	6,000	5,320
5.250%, due 6/1/26	6,000	5,693
Clearway Energy Operating LLC
3.750%, due 2/15/31	6,000	5,010
4.750%, due 3/15/28	28,000	25,864
Dominion Energy, Inc.
Series C4.350%, (US 5 Year CMT T-Note + 3.20%), due 4/15/71(a)	120,000	99,275
Edison International
Series B5.000%, (US 5 Year CMT T-Note + 3.90%), due 3/15/71(a)	125,000	101,250
FirstEnergy Corp.
Series B4.400%, due 7/15/27	12,000	11,269
Jersey Central Power & Light Co.
2.750%, due 3/1/32	90,000	70,031
NextEra Energy Capital Holdings, Inc.
5.000%, due 7/15/32	50,000	47,509
NextEra Energy Operating Partners LP
4.250%, due 7/15/24	6,000	5,817
Ohio Power Co.
Series R2.900%, due 10/1/51	50,000	29,852
Pacific Gas and Electric Co.
3.500%, due 8/1/50	75,000	45,749
	Principal Amount	Value
Corporate Bonds (continued)
Electric (continued)
Pattern Energy Operations LP / Pattern Energy Operations, Inc.
4.500%, due 8/15/28	$12,000	$10,792
PG&E Corp.
5.000%, due 7/1/28	12,000	10,816
Puget Energy, Inc.
4.224%, due 3/15/32	65,000	55,450
Sempra Energy
4.125%, (US 5 Year CMT T-Note + 2.87%), due 4/1/52(a)	125,000	94,063
Southern California Edison Co.
4.000%, due 4/1/47	60,000	42,804
Southwestern Electric Power Co.
3.250%, due 11/1/51	65,000	40,142
Virginia Electric and Power Co.
2.950%, due 11/15/51	65,000	40,170
Vistra Corp.
8.000%, (US 5 Year CMT T-Note + 6.93%), due 4/15/71(a)	40,000	38,000
Vistra Operations Co. LLC
4.375%, due 5/1/29	12,000	10,263
5.625%, due 2/15/27	6,000	5,720
		995,976
Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc.
4.375%, due 3/31/29	12,000	9,607
EnerSys
4.375%, due 12/15/27	6,000	5,265
WESCO Distribution, Inc.
7.125%, due 6/15/25	12,000	12,116
7.250%, due 6/15/28	6,000	6,087
		33,075
Electronics — 0.0%(d)
Imola Merger Corp.
4.750%, due 5/15/29	6,000	5,173
Sensata Technologies BV
4.000%, due 4/15/29	6,000	5,053
		10,226
Engineering & Construction — 0.2%
Brundage-Bone Concrete Pumping Holdings, Inc.
6.000%, due 2/1/26	12,000	10,860
Dycom Industries, Inc.
4.500%, due 4/15/29	18,000	15,698
Great Lakes Dredge & Dock Corp.
5.250%, due 6/1/29	6,000	4,745
TopBuild Corp.
4.125%, due 2/15/32	12,000	9,396
Weekley Homes LLC / Weekley Finance Corp.
4.875%, due 9/15/28	12,000	9,665
		50,364
Entertainment — 0.7%
Affinity Gaming
6.875%, due 12/15/27	16,000	13,356

See notes to financial statements.

Schedule of Investments — IQ MacKay Multi-Sector Income ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Entertainment (continued)
Caesars Entertainment, Inc.
6.250%, due 7/1/25	$6,000	$5,854
Caesars Resort Collection LLC / CRC Finco, Inc.
5.750%, due 7/1/25	6,000	5,861
CDI Escrow Issuer, Inc.
5.750%, due 4/1/30	12,000	10,830
Everi Holdings, Inc.
5.000%, due 7/15/29	6,000	5,228
International Game Technology PLC
5.250%, due 1/15/29	6,000	5,567
Penn Entertainment, Inc.
4.125%, due 7/1/29	6,000	4,733
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.625%, due 3/1/30	6,000	5,156
Scientific Games International, Inc.
7.000%, due 5/15/28	12,000	11,613
Warnermedia Holdings, Inc.
3.638%, due 3/15/25	12,000	11,314
3.755%, due 3/15/27	12,000	10,675
4.279%, due 3/15/32	70,000	56,542
WMG Acquisition Corp.
3.750%, due 12/1/29	10,000	8,325
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, due 10/1/29	10,000	7,955
		163,009
Environmental Control — 0.2%
Clean Harbors, Inc.
4.875%, due 7/15/27	6,000	5,646
5.125%, due 7/15/29	12,000	11,126
Covanta Holding Corp.
4.875%, due 12/1/29	6,000	5,109
Stericycle, Inc.
3.875%, due 1/15/29	12,000	10,423
Waste Pro USA, Inc.
5.500%, due 2/15/26	18,000	16,657
		48,961
Food — 0.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.500%, due 3/15/29	16,000	13,240
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.750%, due 4/1/33	65,000	58,574
Performance Food Group, Inc.
4.250%, due 8/1/29	12,000	10,166
Post Holdings, Inc.
5.750%, due 3/1/27	12,000	11,600
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625%, due 3/1/29	6,000	5,007
US Foods, Inc.
4.625%, due 6/1/30	6,000	5,205
		103,792

	Principal Amount	Value
Corporate Bonds (continued)
Food Service — 0.1%
Aramark Services, Inc.
5.000%, due 2/1/28	$6,000	$5,467
6.375%, due 5/1/25	6,000	5,935
		11,402
Gas — 0.9%
Boston Gas Co.
3.150%, due 8/1/27	70,000	61,601
National Fuel Gas Co.
2.950%, due 3/1/31	75,000	56,237
Piedmont Natural Gas Co., Inc.
5.050%, due 5/15/52	65,000	54,536
Southern Co. Gas Capital Corp.
Series 21A3.150%, due 9/30/51	70,000	42,248
		214,622
Healthcare-Products — 0.8%
Avantor Funding, Inc.
3.875%, due 11/1/29	22,000	18,564
Exact Sciences Corp.
0.375%, due 3/15/27	162,000	114,311
Hologic, Inc.
3.250%, due 2/15/29	22,000	18,695
Teleflex, Inc.
4.250%, due 6/1/28	12,000	10,858
4.625%, due 11/15/27	12,000	11,308
		173,736
Healthcare-Services — 0.3%
Catalent Pharma Solutions, Inc.
3.125%, due 2/15/29	6,000	4,910
3.500%, due 4/1/30	10,000	8,075
Centene Corp.
3.000%, due 10/15/30	6,000	4,830
4.625%, due 12/15/29	28,000	25,340
CHS/Community Health Systems, Inc.
5.250%, due 5/15/30	10,000	6,925
6.000%, due 1/15/29	10,000	7,423
Tenet Healthcare Corp.
4.375%, due 1/15/30	16,000	13,424
6.125%, due 6/15/30	6,000	5,539
		76,466
Home Builders — 0.2%
LGI Homes, Inc.
4.000%, due 7/15/29	12,000	9,202
Thor Industries, Inc.
4.000%, due 10/15/29	18,000	14,558
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
5.875%, due 6/15/24	12,000	11,793
		35,553
Household Products/Wares — 0.0%(d)
Spectrum Brands, Inc.
5.000%, due 10/1/29	6,000	4,920
Housewares — 0.1%
CD&R Smokey Buyer, Inc.
6.750%, due 7/15/25	12,000	11,408

See notes to financial statements.

Schedule of Investments — IQ MacKay Multi-Sector Income ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Housewares (continued)
Newell Brands, Inc.
6.375%, due 9/15/27	$5,000	$4,886
		16,294
Insurance — 0.6%
Athene Global Funding
2.500%, due 3/24/28	60,000	49,343
NMI Holdings, Inc.
7.375%, due 6/1/25	6,000	5,994
Prudential Financial, Inc.
5.125%, (US 5 Year CMT T-Note + 3.16%), due 3/1/52(a)	95,000	81,004
		136,341
Internet — 1.0%
Amazon.com, Inc.
3.600%, due 4/13/32	65,000	58,198
Arches Buyer, Inc.
4.250%, due 6/1/28	12,000	9,844
6.125%, due 12/1/28	16,000	12,336
Cablevision Lightpath LLC
3.875%, due 9/15/27	6,000	5,102
Cogent Communications Group, Inc.
3.500%, due 5/1/26	6,000	5,415
7.000%, due 6/15/27	6,000	5,696
Expedia Group, Inc.
3.250%, due 2/15/30	60,000	48,355
Match Group Holdings II LLC
4.625%, due 6/1/28	22,000	19,550
5.625%, due 2/15/29	16,000	14,177
TripAdvisor, Inc.
7.000%, due 7/15/25	16,000	15,813
Uber Technologies, Inc.
6.250%, due 1/15/28	16,000	15,200
7.500%, due 5/15/25	6,000	6,003
7.500%, due 9/15/27	12,000	11,997
		227,686
Investment Companies — 0.1%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.250%, due 5/15/27	18,000	16,585
Iron/Steel — 0.0%(d)
Carpenter Technology Corp.
7.625%, due 3/15/30	6,000	5,864
Leisure Time — 0.3%
Carnival Corp.
5.750%, due 3/1/27	10,000	6,930
6.000%, due 5/1/29	16,000	10,612
Carnival Holdings Bermuda Ltd.
10.375%, due 5/1/28	5,000	5,063
NCL Corp Ltd.
5.875%, due 2/15/27	12,000	10,710
Royal Caribbean Cruises Ltd.
4.250%, due 7/1/26	10,000	7,951
5.375%, due 7/15/27	22,000	17,101
		58,367

	Principal Amount	Value
Corporate Bonds (continued)
Lodging — 0.8%
Boyd Gaming Corp.
4.750%, due 12/1/27	$12,000	$11,056
Hilton Domestic Operating Co., Inc.
4.000%, due 5/1/31	12,000	10,031
4.875%, due 1/15/30	12,000	10,755
Hyatt Hotels Corp.
5.625%, due 4/23/25	85,000	83,508
Marriott International, Inc./Md
Series GG3.500%, due 10/15/32	85,000	67,889
Station Casinos LLC
4.625%, due 12/1/31	6,000	4,767
		188,006
Media — 1.1%
Cable One, Inc.
4.000%, due 11/15/30	16,000	13,022
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, due 2/1/31	56,000	44,240
4.750%, due 3/1/30	46,000	38,659
CSC Holdings LLC
4.625%, due 12/1/30	16,000	11,516
5.500%, due 4/15/27	44,000	41,250
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, due 8/15/27	16,000	14,410
DISH DBS Corp.
5.250%, due 12/1/26	16,000	13,900
7.375%, due 7/1/28	16,000	12,114
iHeartCommunications, Inc.
4.750%, due 1/15/28	6,000	5,235
5.250%, due 8/15/27	6,000	5,461
News Corp.
3.875%, due 5/15/29	6,000	5,157
5.125%, due 2/15/32	12,000	10,710
Nexstar Media, Inc.
5.625%, due 7/15/27	12,000	11,334
Sirius XM Radio, Inc.
4.125%, due 7/1/30	16,000	13,093
Univision Communications, Inc.
4.500%, due 5/1/29	6,000	5,051
		245,152
Mining — 0.1%
Compass Minerals International, Inc.
4.875%, due 7/15/24	6,000	5,686
6.750%, due 12/1/27	15,000	14,111
Novelis Corp.
3.875%, due 8/15/31	6,000	4,648
		24,445
Miscellaneous Manufacturing — 0.3%
Textron Financial Corp.
4.640%, (3-Month LIBOR + 1.74%), due 2/15/42(a)	100,000	68,696
Office/Business Equipment — 0.0%(d)
CDW LLC / CDW Finance Corp.
5.500%, due 12/1/24	6,000	5,943

See notes to financial statements.

Schedule of Investments — IQ MacKay Multi-Sector Income ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Oil & Gas — 1.4%
Aethon United BR LP / Aethon United Finance Corp.
8.250%, due 2/15/26	$12,000	$12,185
Apache Corp.
5.100%, due 9/1/40	6,000	4,858
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.875%, due 6/30/29	18,000	15,795
7.000%, due 11/1/26	12,000	11,820
8.250%, due 12/31/28	6,000	5,790
Callon Petroleum Co.
6.375%, due 7/1/26	6,000	5,754
7.500%, due 6/15/30	6,000	5,699
CNX Resources Corp.
6.000%, due 1/15/29	12,000	11,202
7.250%, due 3/14/27	2,000	1,985
CrownRock LP / CrownRock Finance, Inc.
5.000%, due 5/1/29	6,000	5,451
Hilcorp Energy I LP / Hilcorp Finance Co.
5.750%, due 2/1/29	16,000	14,640
6.000%, due 2/1/31	16,000	14,519
Laredo Petroleum, Inc.
7.750%, due 7/31/29	12,000	11,400
9.500%, due 1/15/25	6,000	6,004
10.125%, due 1/15/28	12,000	11,790
Nabors Industries, Inc.
7.375%, due 5/15/27	6,000	5,895
Occidental Petroleum Corp.
6.125%, due 1/1/31	22,000	22,058
6.375%, due 9/1/28	6,000	6,090
6.625%, due 9/1/30	12,000	12,481
8.500%, due 7/15/27	18,000	19,570
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, due 2/15/28	6,000	5,452
Permian Resources Operating LLC
6.875%, due 4/1/27	22,000	21,340
Rockcliff Energy II LLC
5.500%, due 10/15/29	6,000	5,344
SM Energy Co.
5.625%, due 6/1/25	12,000	11,657
6.500%, due 7/15/28	12,000	11,640
Southwestern Energy Co.
4.750%, due 2/1/32	10,000	8,632
5.375%, due 3/15/30	22,000	20,350
5.700%, due 1/23/25	12,000	11,793
8.375%, due 9/15/28	6,000	6,206
Tap Rock Resources LLC
7.000%, due 10/1/26	6,000	5,602
		313,002
Oil & Gas Services — 1.5%
Helix Energy Solutions Group, Inc.
6.750%, due 2/15/26	132,000	176,722
Oil States International, Inc.
4.750%, due 4/1/26	171,000	169,512
		346,234
Packaging & Containers — 0.3%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
	Principal Amount	Value
Corporate Bonds (continued)
Packaging & Containers (continued)
3.250%, due 9/1/28	$12,000	$9,839
6.000%, due 6/15/27	6,000	5,757
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.250%, due 4/30/25	6,000	5,658
Crown Americas LLC
5.250%, due 4/1/30	12,000	10,979
Graphic Packaging International LLC
3.750%, due 2/1/30	6,000	5,158
OI European Group BV
4.750%, due 2/15/30	6,000	5,040
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27	6,000	5,730
Sealed Air Corp.
5.125%, due 12/1/24	12,000	11,820
TriMas Corp.
4.125%, due 4/15/29	12,000	10,307
		70,288
Pharmaceuticals — 0.2%
Elanco Animal Health, Inc.
6.400%, due 8/28/28	11,000	9,841
PRA Health Sciences, Inc.
2.875%, due 7/15/26	6,000	5,407
Prestige Brands, Inc.
3.750%, due 4/1/31	6,000	4,812
5.125%, due 1/15/28	18,000	16,727
		36,787
Pipelines — 2.8%
Cheniere Energy Partners LP
4.500%, due 10/1/29	22,000	19,425
Cheniere Energy, Inc.
4.625%, due 10/15/28	6,000	5,535
CNX Midstream Partners LP
4.750%, due 4/15/30	18,000	14,805
Delek Logistics Partners LP / Delek Logistics Finance Corp.
7.125%, due 6/1/28	16,000	14,327
DT Midstream, Inc.
4.300%, due 4/15/32	55,000	47,247
Energy Transfer LP
4.400%, due 3/15/27	50,000	46,382
Series H6.500%, (US 5 Year CMT T-Note + 5.69%), due 11/15/70(a)	70,000	60,200
EnLink Midstream LLC
5.375%, due 6/1/29	34,000	31,389
Enterprise Products Operating LLC
4.200%, due 1/31/50	60,000	44,095
EQM Midstream Partners LP
4.750%, due 1/15/31	28,000	23,400
5.500%, due 7/15/28	6,000	5,359
6.000%, due 7/1/25	6,000	5,811
6.500%, due 7/1/27	12,000	11,700
7.500%, due 6/1/30	6,000	5,835
Flex Intermediate Holdco LLC
3.363%, due 6/30/31	60,000	46,266
Hess Midstream Operations LP
4.250%, due 2/15/30	6,000	5,131
5.625%, due 2/15/26	6,000	5,885

See notes to financial statements.

Schedule of Investments — IQ MacKay Multi-Sector Income ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Pipelines (continued)
Holly Energy Partners LP / Holly Energy Finance Corp.
6.375%, due 4/15/27	$6,000	$5,775
MPLX LP
2.650%, due 8/15/30	75,000	59,044
Series B6.875%, (3-Month LIBOR + 4.65%), due 8/15/71(a)	65,000	63,375
Plains All American Pipeline LP
Series B6.125%, (3-Month LIBOR + 4.11%), due 11/15/70(a)	70,000	58,135
Venture Global Calcasieu Pass LLC
3.875%, due 8/15/29	12,000	10,290
3.875%, due 11/1/33	6,000	4,815
4.125%, due 8/15/31	16,000	13,640
Western Midstream Operating LP
4.300%, due 2/1/30	22,000	19,356
5.500%, due 2/1/50	12,000	9,342
		636,564
REITS — 2.0%
American Homes 4 Rent LP
2.375%, due 7/15/31	80,000	58,980
Digital Realty Trust LP
4.450%, due 7/15/28	65,000	59,950
GLP Capital LP / GLP Financing II, Inc.
4.000%, due 1/15/30	55,000	45,357
5.250%, due 6/1/25	65,000	62,682
Host Hotels & Resorts LP
Series I3.500%, due 9/15/30	60,000	47,058
Iron Mountain, Inc.
5.250%, due 3/15/28	16,000	14,720
5.250%, due 7/15/30	12,000	10,354
5.625%, due 7/15/32	6,000	5,144
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.750%, due 6/15/29	6,000	4,776
Office Properties Income Trust
2.400%, due 2/1/27	95,000	65,281
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
4.875%, due 5/15/29	22,000	18,759
SBA Communications Corp.
3.875%, due 2/15/27	34,000	30,600
Service Properties Trust
4.950%, due 2/15/27	6,000	4,857
4.950%, due 10/1/29	6,000	4,353
7.500%, due 9/15/25	16,000	15,600
XHR LP
4.875%, due 6/1/29	6,000	5,176
		453,647
Retail — 1.5%
Arko Corp.
5.125%, due 11/15/29	16,000	12,668
Asbury Automotive Group, Inc.
4.500%, due 3/1/28	12,000	10,403
AutoNation, Inc.
4.750%, due 6/1/30	65,000	55,968
Bath & Body Works, Inc.
	Principal Amount	Value
Corporate Bonds (continued)
Retail (continued)
6.625%, due 10/1/30	$10,000	$8,946
7.500%, due 6/15/29	6,000	5,687
9.375%, due 7/1/25	6,000	6,225
Burlington Stores, Inc.
2.250%, due 4/15/25	95,000	96,188
Foundation Building Materials, Inc.
6.000%, due 3/1/29	6,000	4,145
Group 1 Automotive, Inc.
4.000%, due 8/15/28	6,000	4,934
IRB Holding Corp.
7.000%, due 6/15/25	22,000	21,988
LBM Acquisition LLC
6.250%, due 1/15/29	10,000	6,995
LCM Investments Holdings II LLC
4.875%, due 5/1/29	6,000	5,061
Macy’s Retail Holdings LLC
5.875%, due 4/1/29	16,000	13,818
5.875%, due 3/15/30	6,000	5,037
Michaels Cos., Inc. (The)
5.250%, due 5/1/28	2,000	1,420
7.875%, due 5/1/29	6,000	3,345
Nordstrom, Inc.
4.375%, due 4/1/30	6,000	4,605
Sonic Automotive, Inc.
4.625%, due 11/15/29	6,000	4,698
4.875%, due 11/15/31	5,000	3,772
Starbucks Corp.
4.450%, due 8/15/49	25,000	19,957
Victoria’s Secret & Co.
4.625%, due 7/15/29	16,000	12,728
White Cap Buyer LLC
6.875%, due 10/15/28	6,000	5,085
White Cap Parent LLC
8.250%, due 3/15/26	6,000	5,070
Yum! Brands, Inc.
3.625%, due 3/15/31	12,000	9,630
4.750%, due 1/15/30	12,000	10,725
5.375%, due 4/1/32	12,000	10,734
		349,832
Semiconductors — 0.6%
Entegris, Inc.
4.375%, due 4/15/28	16,000	14,073
Microchip Technology, Inc.
0.125%, due 11/15/24	121,000	121,680
		135,753
Software — 0.5%
Boxer Parent Co., Inc.
7.125%, due 10/2/25	6,000	5,896
Central Parent, Inc. / CDK Global, Inc.
7.250%, due 6/15/29	12,000	11,470
Clarivate Science Holdings Corp.
3.875%, due 7/1/28	6,000	5,146
Fair Isaac Corp.
4.000%, due 6/15/28	16,000	14,477
Fiserv, Inc.
3.200%, due 7/1/26	65,000	59,637
MSCI, Inc.
4.000%, due 11/15/29	16,000	13,893
SS&C Technologies, Inc.
5.500%, due 9/30/27	6,000	5,579

See notes to financial statements.

Schedule of Investments — IQ MacKay Multi-Sector Income ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Software (continued)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.875%, due 2/1/29	$6,000	$5,013
		121,111
Telecommunications — 0.7%
AT&T, Inc.
3.500%, due 9/15/53	95,000	60,974
CommScope, Inc.
6.000%, due 3/1/26	12,000	11,575
8.250%, due 3/1/27	6,000	5,327
Level 3 Financing, Inc.
3.625%, due 1/15/29	6,000	4,575
3.750%, due 7/15/29	12,000	9,117
Lumen Technologies, Inc.
4.500%, due 1/15/29	12,000	8,459
Sprint Corp.
7.625%, due 3/1/26	18,000	18,787
7.875%, due 9/15/23	12,000	12,197
T-Mobile USA, Inc.
2.625%, due 4/15/26	12,000	10,830
Viavi Solutions, Inc.
3.750%, due 10/1/29	16,000	13,358
		155,199
Toys/Games/Hobbies — 0.1%
Mattel, Inc.
3.375%, due 4/1/26	12,000	10,945
5.875%, due 12/15/27	18,000	17,467
		28,412
Transportation — 0.0%(d)
XPO Logistics, Inc.
6.250%, due 5/1/25	6,000	6,061
Trucking & Leasing — 0.1%
Fortress Transportation and Infrastructure Investors LLC
5.500%, due 5/1/28	16,000	13,378
Total Corporate Bonds (Cost $9,327,586)		8,749,756
Foreign Bonds — 12.9%
Aerospace/Defense — 0.0%(d)
Bombardier, Inc., (Canada)
7.125%, due 6/15/26	10,000	9,466
Agriculture — 0.2%
BAT International Finance PLC, (United Kingdom)
4.448%, due 3/16/28	55,000	48,713
Airlines — 0.5%
Air Canada, (Canada)
3.875%, due 8/15/26	6,000	5,309
Air Canada 2020-1 Class C Pass-Through Trust, (Canada)
Series 2020-1C10.500%, due 7/15/26	24,000	24,283
British Airways 2021-1 Class A Pass-Through Trust, (United Kingdom)
Series 2021-12.900%, due 3/15/35	99,272	79,092
		108,684

	Principal Amount	Value
Foreign Bonds (continued)
Auto Manufacturers — 0.3%
Volkswagen Group of America Finance LLC, (Germany)
4.600%, due 6/8/29	$65,000	$58,990
Banks — 4.1%
Barclays PLC, (United Kingdom)
4.375%, (US 5 Year CMT T-Note + 3.41%), due 12/15/70(a)	130,000	86,282
BNP Paribas SA, (France)
3.052%, (SOFR + 1.51%), due 1/13/31(a)	85,000	66,104
4.625%, (US 5 Year CMT T-Note + 3.34%), due 8/25/71(a)	135,000	93,319
BPCE SA, (France)
2.045%, (SOFR + 1.09%), due 10/19/27(a)	115,000	95,516
Credit Agricole SA, (France)
4.750%, (US 5 Year CMT T-Note + 3.24%), due 3/23/71(a)	130,000	93,350
Credit Suisse Group AG, (Switzerland)
3.091%, (SOFR + 1.73%), due 5/14/32(a)	65,000	44,583
Deutsche Bank AG/New York NY, (Germany)
3.035%, (SOFR + 1.72%), due 5/28/32(a)	80,000	56,270
3.729%, (SOFR + 2.76%), due 1/14/32(a)	16,000	11,271
3.742%, (SOFR + 2.26%), due 1/7/33(a)	22,000	14,977
NatWest Group PLC, (United Kingdom)
4.600%, (US 5 Year CMT T-Note + 3.10%), due 9/30/71(a)	120,000	77,478
Societe Generale SA, (France)
5.375%, (US 5 Year CMT T-Note + 4.51%), due 5/18/71(a)	130,000	94,166
Standard Chartered PLC, (United Kingdom)
4.750%, (US 5 Year CMT T-Note + 3.81%), due 7/14/71(a)	65,000	43,371
UBS Group AG, (Switzerland)
4.875%, (US 5 Year CMT T-Note + 3.40%), due 8/12/71(a)	105,000	83,790
Westpac Banking Corp., (Australia)
3.020%, (US 5 Year CMT T-Note + 1.53%), due 11/18/36(a)	110,000	77,820
		938,297
Beverages — 0.1%
Primo Water Holdings, Inc., (Canada)
4.375%, due 4/30/29	22,000	18,433

See notes to financial statements.

Schedule of Investments — IQ MacKay Multi-Sector Income ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Foreign Bonds (continued)
Chemicals — 0.1%
SPCM SA, (France)
3.375%, due 3/15/30	$28,000	$22,330
Commercial Services — 0.1%
Garda World Security Corp., (Canada)
4.625%, due 2/15/27	12,000	10,657
9.500%, due 11/1/27	22,000	19,855
		30,512
Diversified Financial Services — 0.6%
Avolon Holdings Funding Ltd., (Ireland)
3.250%, due 2/15/27	85,000	69,443
Nomura Holdings, Inc., (Japan)
2.172%, due 7/14/28	90,000	71,225
		140,668
Environmental Control — 0.2%
GFL Environmental, Inc., (Canada)
3.750%, due 8/1/25	6,000	5,670
4.000%, due 8/1/28	16,000	13,846
4.250%, due 6/1/25	6,000	5,729
4.750%, due 6/15/29	6,000	5,230
5.125%, due 12/15/26	6,000	5,711
		36,186
Food — 1.4%
Cencosud SA, (Chile)
4.375%, due 7/17/27	200,000	181,000
Indofood CBP Sukses Makmur Tbk PT, (Indonesia)
3.398%, due 6/9/31	200,000	146,988
		327,988
Forest Products & Paper — 0.0%(d)
Ahlstrom-Munksjo Holding 3 Oy, (Finland)
4.875%, due 2/4/28	12,000	9,553
Household Products/Wares — 0.1%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., (Canada)
5.000%, due 12/31/26	18,000	16,316
7.000%, due 12/31/27	22,000	18,480
		34,796
Internet — 0.7%
Prosus NV, (China)
3.257%, due 1/19/27	200,000	164,678
Machinery-Diversified — 0.1%
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, (Canada)
7.750%, due 4/15/26	18,000	14,715
TK Elevator US Newco, Inc., (Germany)
5.250%, due 7/15/27	16,000	14,340
		29,055
Media — 0.3%
UPC Holding BV, (Netherlands)
5.500%, due 1/15/28	16,000	14,043
Virgin Media Finance PLC, (United Kingdom)
5.000%, due 7/15/30	44,000	35,261
VZ Secured Financing BV, (Netherlands)
5.000%, due 1/15/32	12,000	9,565
	Principal Amount	Value
Foreign Bonds (continued)
Media (continued)
Ziggo Bond Co. BV, (Netherlands)
5.125%, due 2/28/30	$28,000	$22,188
		81,057
Oil & Gas — 1.0%
Petroleos Mexicanos, (Mexico)
5.350%, due 2/12/28	100,000	79,698
Qatar Energy, (Qatar)
3.125%, due 7/12/41	200,000	141,760
		221,458
Packaging & Containers — 0.0%(d)
Cascades, Inc./Cascades USA, Inc., (Canada)
5.375%, due 1/15/28	12,000	10,263
Pharmaceuticals — 0.1%
Teva Pharmaceutical Finance Netherlands III BV, (Israel)
3.150%, due 10/1/26	6,000	5,070
5.125%, due 5/9/29	12,000	10,298
		15,368
Retail — 0.1%
1011778 BC ULC / New Red Finance, Inc., (Canada)
3.500%, due 2/15/29	16,000	13,400
3.875%, due 1/15/28	6,000	5,274
		18,674
Software — 0.0%(d)
Open Text Corp., (Canada)
3.875%, due 2/15/28	6,000	5,136
Sovereign — 1.5%
Abu Dhabi Government International Bond, (United Arab Emirates)
0.750%, due 9/2/23	350,000	337,840
Telecommunications — 1.4%
Altice France SA/France, (France)
5.125%, due 7/15/29	6,000	4,519
5.500%, due 1/15/28	22,000	17,380
8.125%, due 2/1/27	8,000	7,321
Axiata SPV2 Bhd, (Malaysia)
2.163%, due 8/19/30	200,000	155,656
Iliad Holding SASU, (France)
6.500%, due 10/15/26	12,000	11,114
Nice Ltd., (Israel)
0.000%, due 9/15/25(b)	125,000	116,500
		312,490
Total Foreign Bonds (Cost $3,263,564)		2,980,635
Municipal Bonds — 9.5%
California — 1.0%
California State University,
1.690%, due 11/1/29	290,000	227,617
Colorado — 1.0%
Metro Wastewater Reclamation District,
5.775%, due 4/1/29	225,000	232,185

See notes to financial statements.

Schedule of Investments — IQ MacKay Multi-Sector Income ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Florida — 0.9%
County of Miami-Dade FL Transit System,
2.600%, due 7/1/42	$300,000	$199,942
Illinois — 1.1%
State of Illinois,
5.100%, due 6/1/33	275,000	256,986
New Jersey — 1.0%
New Jersey Turnpike Authority,
7.102%, due 1/1/41	200,000	228,573
New York — 0.9%
City of New York NY,
2.360%, due 8/1/31	275,000	215,143
North Carolina — 0.9%
Charlotte-Mecklenburg Hospital Authority (The), 3.204%, due 1/15/51	300,000	198,439
Oregon — 0.7%
Port of Morrow OR,
2.543%, due 9/1/40	250,000	167,055
Texas — 1.0%
Dallas Fort Worth International Airport,
3.089%, due 11/1/40	300,000	218,855
Washington — 1.0%
State of Washington,
5.090%, due 8/1/33	235,000	233,770
Total Municipal Bonds (Cost $2,457,231)		2,178,565
U.S. Treasury Bonds — 6.3%
U.S. Treasury Bond, 3.000%, due 8/15/52	1,350,000	1,081,055
U.S. Treasury Bond, 3.375%, due 8/15/42	420,000	362,315
		1,443,370
Total U.S. Treasury Bonds (Cost $1,732,162)		1,443,370
U.S. Treasury Notes — 6.1%
U.S. Treasury Note, 2.750%, due 8/15/32	120,000	107,381
U.S. Treasury Note, 4.125%, due 10/31/27	670,000	666,493
U.S. Treasury Note, 4.250%, due 10/15/25	640,000	636,600
		1,410,474
Total U.S. Treasury Notes (Cost $1,424,822)		1,410,474

	Principal Amount	Value
United States Government Agency Mortgage-Backed Securities — 2.0%
Mortgage Securities — 2.0%
Fannie Mae Pool
4.000%, due 6/1/52	$170,496	$155,188
4.500%, due 7/1/52	155,664	146,198
5.000%, due 7/1/52	154,469	149,086
		450,472
Total United States Government Agency Mortgage-Backed Securities (Cost $484,952)		450,472

	Shares
Short-Term Investment — 0.7%
Money Market Fund — 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.91%(e) (Cost $152,160)	152,160	152,160
Total Investments — 98.9% (Cost $24,520,717)		22,774,977
Other Assets and Liabilities, Net — 1.1%		269,486
Net Assets — 100.0%		$23,044,463

(a)
Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2022.

(b)
The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(c)
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(d)
Less than 0.05%.

(e)
Reflects the 7-day yield at October 31, 2022.

(f)
Less than 0.0005%

(g)
Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.

(h)
Principal only security. A principal only security is the principal only portion of a fixed income security, which is separated and sold individually from the interest portion of the security.

Abbreviations
CMT	—	Constant Maturity Treasury Index
FREMF	—	Freddie MAC Multifamily Securities
LIBOR	—	London InterBank Offered Rate
SOFR	—	Secured Financing Overnight Rate

See notes to financial statements.

Schedule of Investments — IQ MacKay Multi-Sector Income ETF (continued)

October 31, 2022 (unaudited)
Open futures contracts outstanding at October 31, 2022:
Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at October 31, 2022	Unrealized Appreciation (Depreciation)
U.S. 10 Year Note (CBT)	Citigroup Global Markets Inc.	December 2022	11	$1,292,009	$1,216,531	$(75,478)
U.S. 10 Year Ultra Note	Citigroup Global Markets Inc.	December 2022	19	2,288,736	2,203,703	(85,033)
U.S. 5 Year Note (CBT)	Citigroup Global Markets Inc.	December 2022	1	108,776	106,594	(2,182)
U.S. Long Bond (CBT)	Citigroup Global Markets Inc.	December 2022	2	250,425	241,000	(9,425)
						$(172,118)

CBT — Chicago Board of Trade
Cash posted as collateral to broker for futures contracts was $78,300 at October 31, 2022.
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(i)
Collateralized Mortgage Obligations	$—	$1,663,558	$—	$1,663,558
Commercial Asset-Backed Securities	—	1,870,141	—	1,870,141
Commercial Mortgage-Backed Securities	—	1,875,846	—	1,875,846
Corporate Bonds	—	8,749,756	—	8,749,756
Foreign Bonds	—	2,980,635	—	2,980,635
Municipal Bonds	—	2,178,565	—	2,178,565
U.S. Treasury Bonds	—	1,443,370	—	1,443,370
U.S. Treasury Notes	—	1,410,474	—	1,410,474
United States Government Agency Mortgage-Backed Securities	—	450,472	—	450,472
Short-Term Investment:
Money Market Fund	152,160	—	—	152,160
Total Investments in Securities	$152,160	$22,622,817	$—	$22,774,977
Liability Valuation Inputs
Other Financial Instruments:(j)
Futures Contracts	$(172,118)	$—	$—	$(172,118)

(i)
For a complete listing of investments and their states, see the Schedule of Investments.

(j)
Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2022 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.
See notes to financial statements.

Schedule of Investments — IQ Ultra Short Duration ETF

October 31, 2022 (unaudited)
	Principal Amount	Value
Long-Term Bonds — 88.0%
Commercial Asset-Backed Securities — 20.7%
Asset Backed Securities — 20.7%
Amur Equipment Finance Receivables XI LLC
Series 2022-2A A2, 5.300%, due 6/21/28	$214,000	$211,496
Avis Budget Rental Car Funding AESOP LLC
Series 2017-2A A, 2.970%, due 3/20/24	1,250,000	1,243,813
Series 2018-1A A, 3.700%, due 9/20/24	1,450,000	1,428,129
Canyon CLO 2020-1 Ltd., (Cayman Islands)
Series 2020-1A BR, 5.779%, (3-Month LIBOR + 1.70%), due 7/15/34(a)	410,000	380,193
Cook Park CLO Ltd., (Cayman Islands)
Series 2018-1A B, 5.479%, (3-Month LIBOR + 1.40%), due 4/17/30(a)	1,000,000	938,124
Ford Credit Auto Owner Trust 2018-REV2
Series 2018-2 A, 3.470%, due 1/15/30	1,500,000	1,480,761
Ford Credit Floorplan Master Owner Trust A
Series 2019-2 A, 3.060%, due 4/15/26	1,400,000	1,347,290
Galaxy XIX CLO Ltd., (Cayman Islands)
Series 2015-19A A2RR, 5.725%, (3-Month LIBOR + 1.40%), due 7/24/30(a)	997,239	936,811
Neuberger Berman Loan Advisers CLO 32 Ltd., (Cayman Islands)
Series 2019-32A BR, 5.627%, (3-Month LIBOR + 1.40%), due 1/20/32(a)	1,000,000	940,813
Oak Hill Credit Partners, (Cayman Islands)
Series 2021-8A A, 5.384%, (3-Month LIBOR + 1.19%), due 1/18/34(a)	750,000	722,613
Octagon Investment Partners 31 LLC, (Cayman Islands)
Series 2017-1A B1R, 5.743%, (3-Month LIBOR + 1.50%), due 7/20/30(a)	1,000,000	947,779
Octagon Investment Partners 51 Ltd., (Cayman Islands)
Series 2021-1A A, 5.393%, (3-Month LIBOR + 1.15%), due 7/20/34(a)	1,000,000	955,764
Palmer Square CLO 2021-2 Ltd., (Cayman Islands)
Series 2021-2A A, 5.229%, (3-Month LIBOR + 1.15%), due 7/15/34(a)	1,000,000	956,796
Romark CLO IV Ltd., (Cayman Islands)
Series 2021-4A A1, 5.079%, (3-Month LIBOR + 1.17%), due 7/10/34(a)	1,000,000	959,597
TICP CLO XV Ltd., (Cayman Islands)
Series 2020-15A A, 5.523%, (3-Month LIBOR + 1.28%), due 4/20/33(a)	1,000,000	969,268
	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
TRESTLES CLO II Ltd., (Cayman Islands)
Series 2018-2A A2, 6.028%, (3-Month LIBOR + 1.67%), due 7/25/31(a)	$275,000	$259,533
		14,678,780
Total Commercial Asset-Backed Securities
(Cost $15,212,653)		14,678,780
Commercial Mortgage-Backed Securities — 6.8%
Mortgage Securities — 6.8%
COMM 2013-SFS Mortgage Trust
Series 2013-SFS A2, 2.987%, due 4/12/35(a)(b)	1,850,000	1,814,826
GS Mortgage Securities Corp. II
Series 2012-BWTR A, 2.954%, due 11/5/34	1,250,000	1,160,145
Houston Galleria Mall Trust 2015-HGLR
Series 2015-HGLR A1A1, 3.087%, due 3/5/37	1,000,000	913,119
Queens Center Mortgage Trust 2013-QC
Series 2013-QCA A, 3.275%, due 1/11/37	1,000,000	927,035
		4,815,125
Total Commercial Mortgage-Backed Securities
(Cost $5,218,171)		4,815,125
Corporate Bonds — 36.2%
Basic Materials — 0.4%
International Flavors & Fragrances, Inc.
1.230%, due 10/1/25	320,000	277,126
Communications — 3.8%
T-Mobile USA, Inc.
1.500%, due 2/15/26	800,000	701,523
Verizon Communications, Inc.
4.144%, (SOFR + 0.79%), due 3/20/26(a)	2,070,000	2,019,427
		2,720,950
Consumer, Cyclical — 1.3%
Ford Motor Credit Co. LLC
3.664%, due 9/8/24	325,000	308,069
General Motors Financial Co., Inc.
6.050%, due 10/10/25	340,000	337,117
Warnermedia Holdings, Inc.
3.428%, due 3/15/24	315,000	303,827
		949,013
Consumer, Non-cyclical — 2.7%
Global Payments, Inc.
1.500%, due 11/15/24	530,000	485,275
Laboratory Corp. of America Holdings
3.250%, due 9/1/24	685,000	659,777

See notes to financial statements.

Schedule of Investments — IQ Ultra Short Duration ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Consumer, Non-cyclical (continued)
Mondelez International, Inc.
2.125%, due 3/17/24	$570,000	$546,401
PayPal Holdings, Inc.
3.900%, due 6/1/27	245,000	232,738
		1,924,191
Energy — 0.4%
ONEOK, Inc.
5.850%, due 1/15/26	280,000	278,442
Financial — 14.9%
Air Lease Corp.
0.800%, due 8/18/24	1,150,000	1,047,167
Aircastle Ltd.
2.850%, due 1/26/28	430,000	324,533
American Express Co.
3.950%, due 8/1/25	715,000	686,818
Bank of America Corp.
4.200%, due 8/26/24	1,070,000	1,046,339
4.827%, (SOFR + 1.75%), due 7/22/26(a)	565,000	550,221
Blackstone Holdings Finance Co. LLC
5.900%, due 11/3/27	245,000	244,498
Blackstone Private Credit Fund
7.050%, due 9/29/25	230,000	227,990
Capital One Financial Corp.
4.166%, (SOFR + 1.37%), due 5/9/25(a)	760,000	730,372
Citigroup, Inc.
5.610%, (SOFR + 1.55%), due 9/29/26(a)	310,000	305,893
Citizens Bank NA/Providence RI
6.064%, (SOFR + 1.45%), due 10/24/25(a)	250,000	251,781
Corebridge Financial, Inc.
3.500%, due 4/4/25	800,000	753,941
Goldman Sachs Group, Inc. (The)
5.700%, due 11/1/24	550,000	550,037
Huntington National Bank (The)
4.008%, (SOFR + 1.21%), due 5/16/25(a)	675,000	657,845
JPMorgan Chase & Co.
3.845%, (SOFR + 0.98%), due 6/14/25(a)	760,000	736,397
M&T Bank Corp.
4.553%, (SOFR + 1.78%), due 8/16/28(a)	290,000	272,925
Morgan Stanley
3.620%, (SOFR + 1.16%), due 4/17/25(a)	1,285,000	1,241,297
4.679%, (SOFR + 1.67%), due 7/17/26(a)	420,000	407,180
Santander Holdings USA, Inc.
5.807%, (SOFR + 2.33%), due 9/9/26(a)	190,000	184,011
	Principal Amount	Value
Corporate Bonds (continued)
Financial (continued)
Wells Fargo & Co.
4.540%, (SOFR + 1.56%), due 8/15/26(a)	$350,000	$336,692
		10,555,937
Industrial — 2.2%
Boeing Co. (The)
1.167%, due 2/4/23	570,000	564,383
1.950%, due 2/1/24	1,040,000	991,765
		1,556,148
Technology — 0.2%
Oracle Corp.
2.300%, due 3/25/28	185,000	154,755
Utilities — 10.3%
American Electric Power Co., Inc.
2.031%, due 3/15/24	195,000	186,156
CenterPoint Energy, Inc.
3.388%, (SOFR + 0.65%), due 5/13/24(a)	1,515,000	1,483,448
Duke Energy Corp.
4.300%, due 3/15/28	335,000	314,890
Entergy Louisiana LLC
0.620%, due 11/17/23	449,000	427,364
Eversource Energy
Series T, 3.000%, (SOFR + 0.25%), due 8/15/23(a)	1,975,000	1,964,205
Pacific Gas and Electric Co.
4.200%, due 3/1/29	398,000	345,336
Pacific Gas And Electric Co.
3.250%, due 2/16/24	585,000	565,391
Sempra Energy
3.300%, due 4/1/25	350,000	331,387
Southern California Edison Co.
1.100%, due 4/1/24	880,000	827,740
Southern Co. (The)
5.150%, due 10/6/25	250,000	248,854
Virginia Electric and Power Co.
Series B, 3.750%, due 5/15/27	605,000	567,430
		7,262,201
Total Corporate Bonds
(Cost $26,839,774)		25,678,763
Foreign Bonds — 12.2%
Consumer, Cyclical — 1.3%
Volkswagen Group of America Finance LLC, (Germany)
1.250%, due 11/24/25	1,070,000	934,364
Financial — 10.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland)
1.650%, due 10/29/24	1,140,000	1,034,705
Antares Holdings LP, (Canada)
3.950%, due 7/15/26	975,000	829,680

See notes to financial statements.

Schedule of Investments — IQ Ultra Short Duration ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Foreign Bonds (continued)
Financial (continued)
Banco Santander SA, (Spain)
5.294%, due 8/18/27	$400,000	$368,880
Cooperatieve Rabobank UA, (Netherlands)
4.655%, (1 Year US CMT T-Note + 1.75%), due 8/22/28(a)	440,000	406,986
Credit Agricole SA/London, (France)
1.907%, (SOFR + 1.68%), due 6/16/26(a)	1,050,000	929,932
HSBC Holdings PLC, (United Kingdom)
7.336%, (SOFR + 3.03%), due 11/3/26(a)	420,000	421,163
Lloyds Banking Group PLC, (United Kingdom)
0.695%, (1 Year US CMT T-Note + 0.55%), due 5/11/24(a)	1,080,000	1,047,292
4.716%, (1 Year US CMT T-Note + 1.75%), due 8/11/26(a)	340,000	321,692
NatWest Markets PLC, (United Kingdom)
0.800%, due 8/12/24	800,000	730,806
Royal Bank of Canada, (Canada)
5.660%, due 10/25/24	295,000	295,545
Standard Chartered PLC, (United Kingdom)
0.991%, (1 Year US CMT T-Note + 0.78%), due 1/12/25(a)	550,000	511,294
Swedbank AB, (Sweden)
5.337%, due 9/20/27	350,000	333,077
Toronto-Dominion Bank (The), (Canada)
4.285%, due 9/13/24	310,000	303,738
		7,534,790
Utilities — 0.3%
Enel Finance America LLC, (Italy)
7.100%, due 10/14/27	200,000	199,415
Total Foreign Bonds
(Cost $9,346,581)		8,668,569
U.S. Treasury Notes — 7.8%
U.S. Treasury Note, 2.500%, due 3/31/23	1,880,000	1,866,488
U.S. Treasury Note, 2.750%, due 8/15/32	4,090,000	3,659,911
		5,526,399
Total U.S. Treasury Notes
(Cost $5,946,996)		5,526,399
United States Government Agency Mortgage-Backed Securities — 4.3%
Mortgage Securities — 4.3%
Federal Home Loan Mortgage Corporation
4.500%, due 8/1/42	1,187,314	1,126,589
	Principal Amount	Value
United States Government Agency Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2020-K108, 1.691%, due 3/25/30(a)(b)(e)	$7,355,790	$700,690
Series 2020-K119, 0.931%, due 9/25/30(a)(b)(e)	14,930,979	820,015
Series 2021-K124, 0.720%, due 12/25/30(a)(b)(e)	9,479,484	421,569
		3,068,863
Total United States Government Agency Mortgage-Backed Securities
(Cost $3,459,154)		3,068,863
Short-Term Investment — 12.8%
Commercial Papers — 4.1%
Financial — 4.1%
Barclays Capital
0.000%, due 4/3/23(c)	1,000,000	978,910
Westpac BKG Co.
0.000%, due 3/20/23(c)	2,000,000	1,964,300
		2,943,210
Total Commercial Papers
(Cost $2,974,040)		2,943,210

	Shares
Money Market Fund — 8.7%
BlackRock Liquidity T-Fund, 2.92%(d)
(Cost $6,145,977)	6,145,977	6,145,977
Total Investments — 100.8%
(Cost $75,143,346)		71,525,686
Other Assets and Liabilities, Net — (0.8)%		(574,088)
Net Assets — 100.0%		$70,951,598

(a)
Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2022.

(b)
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(c)
The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(d)
Reflects the 7-day yield at October 31, 2022.

(e)
Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.

Abbreviations
CMT	—	1 year Constant Maturity Treasury Index
LIBOR	—	London InterBank Offered Rate
SOFR	—	Secured Financing Overnight Rate

See notes to financial statements.

Schedule of Investments — IQ Ultra Short Duration ETF (continued)

October 31, 2022 (unaudited)
Open futures contracts outstanding at October 31, 2022:
Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at October 31, 2022	Unrealized Appreciation (Depreciation)
U.S. 10 Year Note (CBT)	RBC Capital Markets	December 2022	(3)	$(328,963)	$(331,781)	$(2,818)
U.S. 10 Year Ultra Note	RBC Capital Markets	December 2022	(38)	(4,410,033)	(4,407,406)	2,627
U.S. 2 Year Note (CBT)	RBC Capital Markets	December 2022	(54)	(11,042,947)	(11,036,672)	6,275
U.S. 5 Year Note (CBT)	RBC Capital Markets	December 2022	(89)	(9,826,179)	(9,486,844)	339,335
U.S. Long Bond (CBT)	RBC Capital Markets	December 2022	(1)	(123,061)	(120,500)	2,561
						$347,980

CBT — Chicago Board of Trade
Cash posted as collateral to broker for futures contracts was $304,500 at October 31, 2022.
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Commercial Asset-Backed Securities	$—	$14,678,780	$—	$14,678,780
Commercial Mortgage-Backed Securities	—	4,815,125	—	4,815,125
Corporate Bonds	—	25,678,763	—	25,678,763
Foreign Bonds	—	8,668,569	—	8,668,569
U.S. Treasury Notes	—	5,526,399	—	5,526,399
United States Government Agency Mortgage-Backed Securities	—	3,068,863	—	3,068,863
Short-Term Investment:
Commercial Papers	—	2,943,210	—	2,943,210
Money Market Fund	6,145,977	—	—	6,145,977
Total Investments in Securities	6,145,977	65,379,709	—	71,525,686
Other Financial Instruments:(g)
Futures Contracts	350,798	—	—	350,798
Total Investments in Securities and Other Financial Instruments	$6,496,775	$65,379,709	$—	$71,876,484
Liability Valuation Inputs
Other Financial Instruments:(g)
Futures Contracts	$(2,818)	$—	$—	$(2,818)

(f)
For a complete listing of investments and their industries, see the Schedule of Investments.

(g)
Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedule of Investments — IQ Winslow Focused Large Cap Growth ETF

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks — 99.3%
Communication Services — 3.0%
Alphabet, Inc., Class C*	1,805	$170,861
Consumer Discretionary — 18.4%
Chipotle Mexican Grill, Inc.*	215	322,141
Dollar Tree, Inc.*	1,507	238,859
Hilton Worldwide Holdings, Inc.	1,930	261,052
Lululemon Athletica, Inc.*	674	221,773
Total Consumer Discretionary		1,043,825
Consumer Staples — 3.2%
Costco Wholesale Corp.	359	180,039
Energy — 4.0%
Schlumberger NV	4,381	227,944
Health Care — 19.5%
ABIOMED, Inc.*	704	177,464
Bio-Techne Corp.	489	144,871
Intuitive Surgical, Inc.*	829	204,324
UnitedHealth Group, Inc.	589	326,983
Zoetis, Inc.	1,682	253,612
Total Health Care		1,107,254
Industrials — 9.7%
Deere & Co.	745	294,886
Union Pacific Corp.	1,294	255,099
Total Industrials		549,985
Information Technology — 37.7%
Analog Devices, Inc.	1,100	156,882
Apple, Inc.	1,115	170,974
ASML Holding NV,	568	268,335
Intuit, Inc.	436	186,390
Mastercard, Inc., Class A	824	270,420
Microsoft Corp.	1,926	447,082
NVIDIA Corp.	1,018	137,399
Palo Alto Networks, Inc.*	1,011	173,478
ServiceNow, Inc.*	364	153,149
Visa, Inc., Class A(a)	842	174,429
Total Information Technology		2,138,538
Materials — 3.8%
Linde PLC	733	217,958
Total Common Stocks
(Cost $5,488,279)		5,636,404
	Shares	Value
Short-Term Investment — 1.0%
Money Market Fund — 1.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.09%(b)
(Cost $58,639)	58,639	$58,639
Total Investments — 100.3%
(Cost $5,546,918)		5,695,043
Other Assets and Liabilities, Net — (0.3)%		(17,618)
Net Assets — 100.0%		$5,677,425

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $170,907; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $176,171.

(b)
Reflects the 7-day yield at October 31, 2022.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$5,636,404	$—	$—	$5,636,404
Short-Term Investment:
Money Market Fund	58,639	—	—	58,639
Total Investments in Securities	$5,695,043	$—	$—	$5,695,043

(c)
For a complete listing of investments and their industries, see the Schedule of Investments.

See notes to financial statements.

Schedule of Investments — IQ Winslow Large Cap Growth ETF

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks — 98.7%
Communication Services — 3.6%
Alphabet, Inc., Class A*	2,772	$261,982
Alphabet, Inc., Class C*	2,220	210,145
Total Communication Services		472,127
Consumer Discretionary — 17.5%
Amazon.com, Inc.*	2,550	261,222
Chipotle Mexican Grill, Inc.*	266	398,556
Dollar Tree, Inc.*	2,671	423,353
Hilton Worldwide Holdings, Inc.	1,956	264,569
Lululemon Athletica, Inc.*	729	239,870
McDonald’s Corp.	719	196,042
Starbucks Corp.	2,745	237,690
Tesla, Inc.*	1,099	250,066
Total Consumer Discretionary		2,271,368
Consumer Staples — 4.0%
Costco Wholesale Corp.	748	375,122
Estee Lauder Cos., Inc. (The), Class A	680	136,333
Total Consumer Staples		511,455
Energy — 3.3%
Schlumberger NV	8,281	430,860
Financials — 2.7%
Moody’s Corp.	672	177,993
MSCI, Inc.	367	172,071
Total Financials		350,064
Health Care — 21.3%
ABIOMED, Inc.*	864	217,797
Agilent Technologies, Inc.	1,870	258,715
AstraZeneca PLC	3,455	203,189
Bio-Techne Corp.	534	158,203
Danaher Corp.	585	147,227
IDEXX Laboratories, Inc.*	460	165,453
Intuitive Surgical, Inc.*	1,320	325,340
IQVIA Holdings, Inc.*	1,118	234,411
UnitedHealth Group, Inc.	967	536,830
Veeva Systems, Inc., Class A*	1,229	206,398
Zoetis, Inc.	2,077	313,170
Total Health Care		2,766,733
Industrials — 7.9%
CoStar Group, Inc.*	1,427	118,042
CSX Corp.	7,315	212,574
Deere & Co.	821	324,968
	Shares	Value
Common Stocks (continued)
Industrials (continued)
Union Pacific Corp.	1,886	$371,806
Total Industrials		1,027,390
Information Technology — 36.4%
Accenture PLC, Class A	909	258,065
Adobe, Inc.*	320	101,920
Analog Devices, Inc.	1,865	265,986
Apple, Inc.	3,250	498,355
ASML Holding NV	560	264,555
Atlassian Corp., Class A*	355	71,969
Gartner, Inc.*	798	240,932
Intuit, Inc.	768	328,320
Mastercard, Inc., Class A	1,359	445,997
Microsoft Corp.	4,169	967,750
NVIDIA Corp.	1,719	232,014
Palo Alto Networks, Inc.*	1,321	226,670
ServiceNow, Inc.*	604	254,127
Visa, Inc., Class A(a)	2,722	563,890
Total Information Technology		4,720,550
Materials — 2.0%
Linde PLC	885	263,155
Total Common Stocks
(Cost $12,845,695)		12,813,702
Short-Term Investment — 2.2%
Money Market Fund — 2.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.09%(b)
(Cost $281,494)	281,494	281,494
Total Investments — 100.9%
(Cost $13,127,189)		13,095,196
Other Assets and Liabilities, Net — (0.9)%		(109,364)
Net Assets — 100.0%		$12,985,832

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $552,496; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $569,512.

(b)
Reflects the 7-day yield at October 31, 2022.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$12,813,702	$—	$—	$12,813,702
Short-Term Investment:
Money Market Fund	281,494	—	—	281,494
Total Investments in Securities	$13,095,196	$—	$—	$13,095,196

(c)
For a complete listing of investments and their industries, see the Schedule of Investments.

See notes to financial statements.

Statements of Assets and Liabilities

October 31, 2022 (unaudited)
	IQ MacKay California Municipal Intermediate ETF	IQ MacKay Municipal Insured ETF	IQ MacKay Municipal Intermediate ETF	IQ MacKay ESG Core Plus Bond ETF
Assets
Investments in securities, at value(a)	$42,842,580	$346,527,941	$320,525,111	$228,271,648
Cash	—	—	1,029,578	365,400
Deposits at broker for futures contracts	—	—	—	597,250
Interest receivable	570,676	3,408,987	3,167,334	1,313,549
Prepaid expenses	1,001	9,483	7,971	12,574
Receivable for investments sold	—	6,216,497	615,347	378,171
Receivable for capital shares transactions	—	—	3,481,682	—
Due from broker	—	20,268	—	—
Securities lending income receivable	—	—	—	656
Dividend receivable	—	—	—	1,407
Due from advisor	11,808	47,661	38,336	8,760
Total assets	43,426,065	356,230,837	328,865,359	230,949,415
Liabilities
Due to broker	27,859	—	—	2,949
Advisory fees payable	16,724	111,849	102,567	65,304
Trustee fees payable	165	2,328	—	—
Payable for investments purchased	—	33,636,458	22,294,660	1,392,808
Variation margin payable	—	—	—	144,328
Accrued expenses and other liabilities	39,551	63,727	27,284	11,804
Total liabilities	84,299	33,814,362	22,424,511	1,617,193
Net Assets	$43,341,766	$322,416,475	$306,440,848	$229,332,222
Composition of Net Assets
Paid-in capital	$52,095,983	$396,129,092	$342,527,434	$253,088,759
Total accumulated loss	(8,754,217)	(73,712,617)	(36,086,586)	(23,756,537)
Net Assets	$43,341,766	$322,416,475	$306,440,848	$229,332,222
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	2,100,000	14,250,000	13,200,000	11,350,000
Net Asset Value Per Share	$20.64	$22.63	$23.22	$20.21
Investments, at cost	$45,119,061	$371,014,433	$342,885,209	$244,467,101
(a)Market value of securities on loan	$—	$—	$—	$18,773,147
See notes to financial statements.

Statements of Assets and Liabilities (continued)

October 31, 2022 (unaudited)
	IQ MacKay ESG High Income ETF	IQ MacKay Multi-Sector Income ETF	IQ Ultra Short Duration ETF	IQ Winslow Focused Large Cap Growth ETF
Assets
Investments in securities, at value(a)	$24,506,101	$22,774,977	$71,525,686	$5,695,043
Cash	3,022	3,745	—	—
Foreign currency	—	27	—	—
Deposits at broker for futures contracts	—	78,300	304,500	—
Interest receivable	375,935	193,670	324,800	—
Receivable for investments sold	241,196	34,888	—	169,160
Dividend receivable	2,305	—	10,803	2,259
Prepaid expenses	—	994	1,972	90
Securities lending income receivable	—	—	—	14
Due from advisor	1,976	7,582	14,067	8,468
Variation margin receivable	—	4,469	67,375	—
Total assets	25,130,535	23,098,652	72,249,203	5,875,034
Liabilities
Payable for investments purchased	2,997	3,745	1,214,686	170,117
Advisory fees payable	1,925	7,836	15,293	3,452
Trustee fees payable	7	—	940	—
Variation margin payable	—	18,875	—	—
Due to broker	—	4,257	—	—
Accrued expenses and other liabilities	1,970	19,476	66,686	24,040
Total liabilities	6,899	54,189	1,297,605	197,609
Net Assets	$25,123,636	$23,044,463	$70,951,598	$5,677,425
Composition of Net Assets
Paid-in capital	$25,062,500	$25,062,500	$76,342,760	$5,523,245
Total distributable earnings/(accumulated loss)	61,136	(2,018,037)	(5,391,162)	154,180
Net Assets	$25,123,636	$23,044,463	$70,951,598	$5,677,425
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	1,000,000	1,000,000	1,500,000	220,000
Net Asset Value Per Share	$25.12	$23.04	$47.30	$25.81
Investments, at cost	$24,472,652	$24,520,717	$75,143,346	$5,546,918
(a)Market value of securities on loan	$—	$—	$—	$170,907
See notes to financial statements.

Statements of Assets and Liabilities (continued)

October 31, 2022 (unaudited)
IQ Winslow Large Cap Growth ETF
Assets
Investments in securities, at value(a)	$13,095,196
Receivable for investments sold	37,897
Dividend receivable	4,309
Prepaid expenses	111
Securities lending income receivable	45
Due from advisor	9,597
Total assets	13,147,155
Liabilities
Payable for investments purchased	129,471
Advisory fees payable	7,949
Accrued expenses and other liabilities	23,903
Total liabilities	161,323
Net Assets	$12,985,832
Composition of Net Assets
Paid-in capital	$13,138,133
Total accumulated loss	(152,301)
Net Assets	$12,985,832
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	510,000
Net Asset Value Per Share	$25.46
Investments, at cost	$13,127,189
(a)Market value of securities on loan	$552,496
See notes to financial statements.

Statements of Operations

For the Six Months Ended October 31, 2022 (unaudited)
	IQ MacKay California Municipal Intermediate ETF	IQ MacKay Municipal Insured ETF	IQ MacKay Municipal Intermediate ETF	IQ MacKay ESG Core Plus Bond ETF
Investment Income
Interest income	$638,581	$4,981,261	$3,230,148	$3,460,051
Dividend income	14,854	141,848	100,188	10,025
Securities lending income, net of borrower rebates	—	—	—	7,692
Total investment income	653,435	5,123,109	3,330,336	3,477,768
Expenses
Advisory fees (see Note 3)	100,749	707,320	565,903	345,480
Administrative and accounting fees	17,377	41,234	23,720	16,802
Custodian fees	10,041	23,071	13,887	11,759
Audit and tax fees	7,265	15,625	15,447	7,627
Listing fees	4,537	5,231	5,250	2,784
Registration fees	2,299	496	248	1,379
Legal fees	2,096	20,612	13,751	2,880
Shareholder reporting fees	1,958	7,745	2,391	4,216
Trustee fees	1,331	11,976	7,765	2,862
Intraday pricing fees	1,255	1,260	1,260	1,264
Proxy fees	699	13,715	9,462	1,663
Compliance fees	2	12	9	5
Miscellaneous	77	279	97	31
Total expenses	149,686	848,576	659,190	398,752
Waivers (see Note 3)	(70,627)	(304,333)	(225,270)	(51,609)
Net expenses	79,059	544,243	433,920	347,143
Net investment income	574,376	4,578,866	2,896,416	3,130,625
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(3,604,202)	(35,383,721)	(9,118,898)	(4,437,317)
Futures contracts	—	—	—	(673,655)
Net realized loss	(3,604,202)	(35,383,721)	(9,118,898)	(5,110,972)
Net change in net unrealized appreciation (depreciation) on:
Investment securities	1,300,205	4,879,278	(7,001,238)	(11,271,303)
Futures contracts	—	—	—	(1,627,217)
Net change in net unrealized appreciation (depreciation)	1,300,205	4,879,278	(7,001,238)	(12,898,520)
Net realized and unrealized loss	(2,303,997)	(30,504,443)	(16,120,136)	(18,009,492)
Net Decrease in Net Assets Resulting From Operations	$(1,729,621)	$(25,925,577)	$(13,223,720)	$(14,878,867)
See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2022 (unaudited)
	IQ MacKay ESG High Income ETF(a)	IQ MacKay Multi-Sector Income ETF(b)	IQ Ultra Short Duration ETF	IQ Winslow Focused Large Cap Growth ETF(c)
Investment Income
Interest income	$27,456	$322,458	$1,424,135	$—
Dividend income*	2,304	—	57,257	12,886
Securities lending income, net of borrower rebates	—	—	—	37
Total investment income	29,760	322,458	1,481,392	12,923
Expenses
Advisory fees (see Note 3)	1,925	25,960	135,173	14,757
Administrative and accounting fees	633	8,860	36,895	13,221
Audit and tax fees	548	4,917	11,786	5,869
Custodian fees	384	5,369	13,754	8,012
Listing fees	173	3,088	4,931	3,605
Shareholder reporting fees	148	1,326	3,365	1,583
Intraday pricing fees	48	—	1,260	1,002
Registration fees	17	156	1,488	186
Legal fees	16	155	4,630	185
Trustee fees	7	64	3,358	130
Proxy fees	—	—	2,495	—
Compliance fees	—	1	4	—
Miscellaneous	3	32	191	39
Total expenses	3,902	49,928	219,330	48,589
Waivers (see Note 3)	(1,977)	(23,968)	(81,661)	(35,798)
Net expenses	1,925	25,960	137,669	12,791
Net investment income	27,835	296,498	1,343,723	132
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(148)	(58,608)	(3,490,825)	(42,922)
In-Kind redemptions	—	—	—	48,845
Futures contracts	—	(152,279)	2,452,259	—
Net realized gain (loss)	(148)	(210,887)	(1,038,566)	5,923
Net change in net unrealized appreciation (depreciation) on:
Investment securities	33,449	(1,745,740)	(162,520)	148,125
Futures contracts	—	(172,118)	(613,617)	—
Net change in net unrealized appreciation (depreciation)	33,449	(1,917,858)	(776,137)	148,125
Net realized and unrealized gain (loss)	33,301	(2,128,745)	(1,814,703)	154,048
Net Increase (Decrease) in Net Assets Resulting From Operations	$61,136	$(1,832,247)	$(470,980)	$154,180
*Net of foreign taxes withheld of:	$—	$—	$—	$113

(a)
Commencement of operations was October 25, 2022.

(b)
Commencement of operations was July 26, 2022.

(c)
Commencement of operations was June 23, 2022.

See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2022 (unaudited)
IQ Winslow Large Cap Growth ETF(a)
Investment Income
Dividend income*	$16,342
Securities lending income, net of borrower rebates	82
Total investment income	16,424
Expenses
Advisory fees (see Note 3)	22,527
Administrative and accounting fees	13,221
Custodian fees	8,012
Audit and tax fees	5,869
Listing fees	3,605
Shareholder reporting fees	1,582
Intraday pricing fees	1,002
Registration fees	186
Legal fees	185
Trustee fees	130
Miscellaneous	39
Total expenses	56,358
Waivers (see Note 3)	(38,335)
Net expenses	18,023
Net investment loss	(1,599)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(295,208)
In-Kind redemptions	176,499
Net realized loss	(118,709)
Net change in net unrealized appreciation (depreciation) on:
Investment securities	(31,993)
Net change in net unrealized appreciation (depreciation)	(31,993)
Net realized and unrealized loss	(150,702)
Net Decrease in Net Assets Resulting From Operations	$(152,301)
*Net of foreign taxes withheld of:	$50

(a)
Commencement of operations was June 23, 2022.

See notes to financial statements.

Statements of Changes in Net Assets

	IQ MacKay California Municipal Intermediate ETF		IQ MacKay Municipal Insured ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Period December 21, 2021* to April 30, 2022	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$574,376	$262,375	$4,578,866	$6,090,885
Net realized loss	(3,604,202)	(2,794,452)	(35,383,721)	(10,757,056)
Net change in net unrealized appreciation (depreciation)	1,300,205	(3,576,686)	4,879,278	(34,861,360)
Net decrease in net assets resulting from operations	(1,729,621)	(6,108,763)	(25,925,577)	(39,527,531)
Distributions to Shareholders	(575,193)	(340,640)	(4,970,475)	(8,536,753)
Capital Share Transactions
Proceeds from shares created	4,280,192	50,015,000	202,062,600	143,724,531
Cost of shares redeemed	(2,199,209)	—	(213,778,358)	(174,958,650)
Increase (Decrease) from capital share transactions	2,080,983	50,015,000	(11,715,758)	(31,234,119)
Total increase (decrease) in net assets	(223,831)	43,565,597	(42,611,810)	(79,298,403)
Net Assets
Beginning of period	43,565,597	—	365,028,285	444,326,688
End of period	$43,341,766	$43,565,597	$322,416,475	$365,028,285
Changes in Shares Outstanding
Shares outstanding, beginning of period	2,000,000	—	14,800,000	16,150,000
Shares created	200,000	2,000,000	8,300,000	5,300,000
Shares redeemed	(100,000)	—	(8,850,000)	(6,650,000)
Shares outstanding, end of period	2,100,000	2,000,000	14,250,000	14,800,000

*
Commencement of operations.

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ MacKay Municipal Intermediate ETF		IQ MacKay ESG Core Plus Bond ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30, 2022	For the Six Months Ended October 31, 2022 (unaudited)	For the Period June 29, 2021* to April 30, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,896,416	$2,330,230	$3,130,625	$620,225
Net realized loss	(9,118,898)	(3,056,521)	(5,110,972)	(1,173,763)
Net change in net unrealized appreciation (depreciation)	(7,001,238)	(18,537,910)	(12,898,520)	(5,190,149)
Net decrease in net assets resulting from operations	(13,223,720)	(19,264,201)	(14,878,867)	(5,743,687)
Distributions to Shareholders	(3,036,211)	(4,118,219)	(2,648,940)	(485,043)
Capital Share Transactions
Proceeds from shares created	143,259,571	203,706,925	110,427,735	154,853,260
Cost of shares redeemed	(50,543,167)	(75,039,781)	(12,192,236)	—
Increase from capital share transactions	92,716,404	128,667,144	98,235,499	154,853,260
Total increase in net assets	76,456,473	105,284,724	80,707,692	148,624,530
Net Assets
Beginning of period	229,984,375	124,699,651	148,624,530	—
End of period	$306,440,848	$229,984,375	$229,332,222	$148,624,530
Changes in Shares Outstanding
Shares outstanding, beginning of period	9,400,000	4,650,000	6,650,000	—
Shares created	5,900,000	7,700,000	5,250,000	6,650,000
Shares redeemed	(2,100,000)	(2,950,000)	(550,000)	—
Shares outstanding, end of period	13,200,000	9,400,000	11,350,000	6,650,000

*
Commencement of operations.

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ MacKay ESG High Income ETF	IQ MacKay Multi-Sector Income ETF
	For the Period October 25, 2022* to October 31, 2022	For the Period July 26, 2022* to October 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$27,835	$296,498
Net realized loss	(148)	(210,887)
Net change in net unrealized appreciation (depreciation)	33,449	(1,917,858)
Net increase (decrease) in net assets resulting from operations	61,136	(1,832,247)
Distributions to Shareholders	—	(185,790)
Capital Share Transactions
Proceeds from shares created	25,062,500	25,062,500
Increase from capital share transactions	25,062,500	25,062,500
Total increase in net assets	25,123,636	23,044,463
Net Assets
Beginning of period	—	—
End of period	$25,123,636	$23,044,463
Changes in Shares Outstanding
Shares outstanding, beginning of period	—	—
Shares created	1,000,000	1,000,000
Shares outstanding, end of period	1,000,000	1,000,000

*
Commencement of operations.

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Ultra Short Duration ETF		IQ Winslow Focused Large Cap Growth ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30, 2022	For the Period June 23, 2022* to October 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,343,723	$1,935,512	$132
Net realized gain (loss)	(1,038,566)	(584,436)	5,923
Net change in net unrealized appreciation (depreciation)	(776,137)	(2,548,834)	148,125
Net increase (decrease) in net assets resulting from operations	(470,980)	(1,197,758)	154,180
Distributions to Shareholders	(1,364,012)	(3,738,076)	—
Capital Share Transactions
Proceeds from shares created	19,168,848	73,483,699	6,816,414
Cost of shares redeemed	(71,199,016)	(196,709,144)	(1,293,169)
Increase (Decrease) from capital share transactions	(52,030,168)	(123,225,445)	5,523,245
Total increase (decrease) in net assets	(53,865,160)	(128,161,279)	5,677,425
Net Assets
Beginning of period	124,816,758	252,978,037	—
End of period	$70,951,598	$124,816,758	$5,677,425
Changes in Shares Outstanding
Shares outstanding, beginning of period	2,600,000	5,100,000	—
Shares created	400,000	1,500,000	270,000
Shares redeemed	(1,500,000)	(4,000,000)	(50,000)
Shares outstanding, end of period	1,500,000	2,600,000	220,000

*
Commencement of operations.

See notes to financial statements.

Statements of Changes in Net Assets (continued)

IQ Winslow Large Cap Growth ETF
For the Period June 23, 2022* to October 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(1,599)
Net realized loss	(118,709)
Net change in net unrealized appreciation (depreciation)	(31,993)
Net decrease in net assets resulting from operations	(152,301)
Capital Share Transactions
Proceeds from shares created	16,300,454
Cost of shares redeemed	(3,162,321)
Increase from capital share transactions	13,138,133
Total increase in net assets	12,985,832
Net Assets
Beginning of period	—
End of period	$12,985,832
Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares created	630,000
Shares redeemed	(120,000)
Shares outstanding, end of period	510,000

*
Commencement of operations.

See notes to financial statements.

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding
	IQ MacKay California Municipal Intermediate ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Period December 21, 2021(a) to April 30, 2022
Net asset value, beginning of period	$21.78	$25.00
Income from Investment Operations
Net investment income(b)	0.28	0.13
Net realized and unrealized gain (loss)	(1.14)	(3.18)
Net increase (decrease) in net assets resulting from investment operations	(0.86)	(3.05)
Distributions from:
Net investment income	(0.28)	(0.17)
Net asset value, end of period	$20.64	$21.78
Market price, end of period	$20.65	$21.80
Total Return
Total investment return based on net asset value(c)	(4.05)%	(12.25)%
Total investment return based on market price(d)	(4.05)%	(12.17)%(e)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$43,342	$43,566
Ratio to average net assets of:
Expenses net of waivers	0.35%(f)	0.35%(f)
Expenses excluding waivers	0.67%(f)	0.73%(f)
Net investment income	2.57%(f)	1.54%(f)
Portfolio turnover rate(g)	85%	86%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)
The market price returns are calculated using the mean between the last bid and ask prices.

(e)
Assumes investment at the net asset value at the beginning of the period.

(f)
Annualized.

(g)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ MacKay Municipal Insured ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30,				For the Period October 18, 2017(a) to April 30, 2018
		2022	2021	2020	2019
Net asset value, beginning of year	$24.66	$27.51	$25.89	$25.61	$24.67	$25.00
Income from Investment Operations
Net investment income(b)	0.31	0.36	0.38	0.53	0.72	0.36
Net realized and unrealized gain (loss)	(2.00)	(2.71)	1.76	0.50(c)	0.90	(0.39)
Net increase (decrease) in net assets resulting from investment operations	(1.69)	(2.35)	2.14	1.03	1.62	(0.03)
Distributions from:
Net investment income	(0.34)	(0.49)	(0.52)	(0.64)	(0.68)	(0.30)
Net realized gain	—	(0.01)	—	(0.11)	—	—
Total distributions from net investment income and realized gains	(0.34)	(0.50)	(0.52)	(0.75)	(0.68)	(0.30)
Net asset value, end of year	$22.63	$24.66	$27.51	$25.89	$25.61	$24.67
Market price, end of year	$22.60	$24.65	$27.54	$26.00	$25.64	$24.86
Total Return
Total investment return based on net asset value(d)	(6.98)%	(8.70)%	8.32%	4.05%	6.72%	(0.13)%
Total investment return based on market price(e)	(7.01)%	(8.85)%	7.97%	4.36%	6.02%	0.64%(f)
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$322,416	$365,028	$444,327	$88,035	$43,539	$14,801
Ratio to average net assets of:
Expenses net of waivers	0.31%(g)	0.30%	0.30%	0.30%	0.30%	0.30%(g)
Expenses excluding waivers	0.48%(g)	0.49%	0.51%	0.57%	0.77%	0.99%(g)
Net investment income	2.59%(g)	1.31%	1.40%	2.01%	2.89%	2.74%(g)
Portfolio turnover rate(h)	99%	80%	36%	71%	56%	77%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Calculation of the net realized and unrealized gain (loss) per share does not correlate with the Fund’s net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Assumes investment at the net asset value at the beginning of the period.

(g)
Annualized.

(h)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ MacKay Municipal Intermediate ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30,				For the Period October 18, 2017(a) to April 30, 2018
		2022	2021	2020	2019
Net asset value, beginning of year	$24.47	$26.82	$25.22	$25.61	$24.67	$25.00
Income from Investment Operations
Net investment income(b)	0.25	0.28	0.47	0.53	0.69	0.30
Net realized and unrealized gain (loss)	(1.24)	(2.16)	1.73	0.16(c)	0.91	(0.39)
Net increase (decrease) in net assets resulting from investment operations	(0.99)	(1.88)	2.20	0.69	1.60	(0.09)
Distributions from:
Net investment income	(0.26)	(0.39)	(0.58)	(0.67)	(0.66)	(0.24)
Net realized gain	—	(0.08)	(0.02)	(0.41)	—	—
Total distributions from net investment income and realized gains	(0.26)	(0.47)	(0.60)	(1.08)	(0.66)	(0.24)
Net asset value, end of year	$23.22	$24.47	$26.82	$25.22	$25.61	$24.67
Market price, end of year	$23.20	$24.47	$26.84	$25.22	$25.66	$24.71
Total Return
Total investment return based on net asset value(d)	(4.10)%	(7.13)%	8.80%	2.65%	6.59%	(0.34)%
Total investment return based on market price(e)	(4.17)%	(7.19)%	8.90%	2.44%	6.62%	(0.18)%(f)
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$306,441	$229,984	$124,700	$51,708	$43,541	$29,606
Ratio to average net assets of:
Expenses net of waivers	0.31%(g)	0.30%	0.30%	0.30%	0.30%	0.30%(g)
Expenses excluding waivers	0.47%(g)	0.51%	0.57%	0.62%	0.71%	0.77%(g)
Net investment income	2.05%(g)	1.05%	1.78%	2.02%	2.76%	2.28%(g)
Portfolio turnover rate(h)	47%	74%	43%	77%	72%	80%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Calculation of the net realized and unrealized gain (loss) per share does not correlate with the Fund’s net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Assumes investment at the net asset value at the beginning of the period.

(g)
Annualized.

(h)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ MacKay ESG Core Plus Bond ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Period June 29, 2021(a) to April 30, 2022
Net asset value, beginning of period	$22.35	$25.00
Income from Investment Operations
Net investment income(b)	0.38	0.40
Net realized and unrealized gain (loss)	(2.19)	(2.70)
Net increase (decrease) in net assets resulting from investment operations	(1.81)	(2.30)
Distributions from:
Net investment income	(0.33)	(0.32)
Net realized gain	—	(0.03)
Total distributions from net investment income and realized gains	(0.33)	(0.35)
Net asset value, end of period	$20.21	$22.35
Market price, end of period	$20.28	$22.38
Total Return
Total investment return based on net asset value(c)	(8.22)%	(9.31)%
Total investment return based on market price(d)	(7.98)%	(9.21)%(e)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$229,332	$148,625
Ratio to average net assets of:
Expenses net of waivers	0.39%(f)	0.39%(f)
Expenses excluding waivers	0.45%(f)	0.64%(f)
Net investment income	3.53%(f)	2.00%(f)
Portfolio turnover rate(g)	120%	333%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)
The market price returns are calculated using the mean between the last bid and ask prices.

(e)
Assumes investment at the net asset value at the beginning of the period.

(f)
Annualized.

(g)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
IQ MacKay ESG High Income ETF
For the Period October 25, 2022(a) to October 31, 2022
Net asset value, beginning of period	$25.00
Income from Investment Operations
Net investment income(b)	0.03
Net realized and unrealized gain (loss)	0.09
Net increase (decrease) in net assets resulting from investment operations	0.12
Net asset value, end of period	$25.12
Market price, end of period	$25.20
Total Return
Total investment return based on net asset value(c)	0.49%
Total investment return based on market price(d)	0.80%(e)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,124
Ratio to average net assets of:
Expenses net of waivers	0.40%(f)
Expenses excluding waivers	0.81%(f)
Net investment income	5.78%(f)
Portfolio turnover rate(g)	1%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)
The market price returns are calculated using the mean between the last bid and ask prices.

(e)
Assumes investment at the net asset value at the beginning of the period.

(f)
Annualized.

(g)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
IQ MacKay Multi-Sector Income ETF
For the Period July 26, 2022(a) to October 31, 2022
Net asset value, beginning of period	$25.00
Income from Investment Operations
Net investment income(b)	0.30
Net realized and unrealized gain (loss)	(2.07)
Net increase (decrease) in net assets resulting from investment operations	(1.77)
Distributions from:
Net investment income	(0.19)
Net asset value, end of period	$23.04
Market price, end of period	$23.06
Total Return
Total investment return based on net asset value(c)	(7.10)%
Total investment return based on market price(d)	(7.04)%(e)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,044
Ratio to average net assets of:
Expenses net of waivers	0.40%(f)
Expenses excluding waivers	0.77%(f)
Net investment income	4.57%(f)
Portfolio turnover rate(g)	95%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)
The market price returns are calculated using the mean between the last bid and ask prices.

(e)
Assumes investment at the net asset value at the beginning of the period.

(f)
Annualized.

(g)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Ultra Short Duration ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30,		For the Period July 31, 2019(a) to April 30, 2020
		2022	2021
Net asset value, beginning of period	$48.01	$49.60	$48.91	$50.01
Income from Investment Operations
Net investment income(b)	0.57	0.49	0.51	0.74
Net realized and unrealized gain (loss)	(0.72)	(0.96)	0.97	(1.07)
Net increase (decrease) in net assets resulting from investment operations	(0.15)	(0.47)	1.48	(0.33)
Distributions from:
Net investment income	(0.56)	(0.51)	(0.56)	(0.75)
Net realized gain	—	(0.61)	(0.23)	(0.02)
Total distributions from net investment income and realized gains	(0.56)	(1.12)	(0.79)	(0.77)
Net asset value, end of period	$47.30	$48.01	$49.60	$48.91
Market price, end of period	$47.23	$47.94	$49.60	$48.99
Total Return
Total investment return based on net asset value(c)	(0.32)%	(0.97)%	3.08%	(0.68)%
Total investment return based on market price(d)	(0.31)%	(1.10)%	2.88%	(0.52)%(e)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$70,952	$124,817	$252,978	$149,182
Ratio to average net assets of:
Expenses net of waivers	0.24%(f)	0.24%	0.24%	0.24%(f)
Expenses excluding waivers	0.39%(f)	0.35%	0.33%	0.49%(f)
Net investment income	2.39%(f)	1.00%	1.03%	2.00%(f)
Portfolio turnover rate(g)	189%	132%	185%	292%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)
The market price returns are calculated using the mean between the last bid and ask prices.

(e)
Assumes investment at the net asset value at the beginning of the period.

(f)
Annualized.

(g)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
IQ Winslow Focused Large Cap Growth ETF
For the Period June 23, 2022(a) to October 31, 2022
Net asset value, beginning of period	$24.93
Income from Investment Operations
Net investment income(b)	0.00(c)
Net realized and unrealized gain (loss)	0.88
Net increase (decrease) in net assets resulting from investment operations	0.88
Net asset value, end of period	$25.81
Market price, end of period	$25.80
Total Return
Total investment return based on net asset value(d)	3.50%
Total investment return based on market price(e)	3.49%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,677
Ratio to average net assets of:
Expenses net of waivers	0.65%(g)
Expenses excluding waivers	2.47%(g)
Net investment income	0.01%(g)
Portfolio turnover rate(h)	4%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Amount rounds to less than $0.01.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Assumes investment at the net asset value at the beginning of the period.

(g)
Annualized.

(h)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
IQ Winslow Large Cap Growth ETF
For the Period June 23, 2022(a) to October 31, 2022
Net asset value, beginning of period	$25.00
Income from Investment Operations
Net investment income(b)	(0.00)(c)
Net realized and unrealized gain (loss)	0.46(d)
Net increase (decrease) in net assets resulting from investment operations	0.46
Net asset value, end of period	$25.46
Market price, end of period	$25.46
Total Return
Total investment return based on net asset value(e)	1.86%
Total investment return based on market price(f)	1.84%(g)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,986
Ratio to average net assets of:
Expenses net of waivers	0.60%(h)
Expenses excluding waivers	1.88%(h)
Net investment loss	(0.05)%(h)
Portfolio turnover rate(i)	24%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Amount rounds to less than $0.01.

(d)
Calculation of the net realized and unrealized gain (loss) per share does not correlate with the Fund’s net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(e)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(f)
The market price returns are calculated using the mean between the last bid and ask prices.

(g)
Assumes investment at the net asset value at the beginning of the period.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Notes to Financial Statements

October 31, 2022 (unaudited)
1. ORGANIZATION
IndexIQ Active ETF Trust (the “Trust”) was organized as a Delaware statutory trust on January 30, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of nine operational funds (collectively, the “Funds” and each, a “Fund”). The Funds are exchange-traded funds (“ETFs”), whose shares are listed on a stock exchange and traded like equity securities at market prices.
Investors may find the financial statements of any issuer whose securities represent a significant amount of the Fund’s assets on the SEC’s website (www.sec.gov).
Funds	Diversification Policy	Commencement of Operations Date
IQ MacKay California Municipal Intermediate ETF	Diversified	December 21, 2021
IQ MacKay Municipal Insured ETF	Diversified	October 18, 2017
IQ MacKay Municipal Intermediate ETF	Diversified	October 18, 2017
IQ MacKay ESG Core Plus Bond ETF	Diversified	June 29, 2021
IQ MacKay ESG High Income ETF	Diversified	October 25, 2022
IQ MacKay Multi-Sector Income ETF	Diversified	July 26, 2022
IQ Ultra Short Duration ETF	Diversified	July 31, 2019
IQ Winslow Focused Large Cap Growth ETF	Diversified	June 23, 2022
IQ Winslow Large Cap Growth ETF	Diversified	June 23, 2022
MacKay Shields LLC (“MacKay Shields”), is the sub-advisor to IQ MacKay California Municipal Intermediate ETF, IQ MacKay Municipal Insured ETF, IQ MacKay Municipal Intermediate ETF, IQ MacKay ESG Core Plus Bond ETF, IQ MacKay ESG High Income ETF, and IQ MacKay Multi-Sector Income ETF, NYL Investors LLC, is the sub-advisor to the IQ Ultra Short Duration ETF, and Winslow Capital Management, LLC is the sub-advisor for IQ Winslow Focused Large Cap Growth ETF and IQ Winslow Large Cap Growth ETF (collectively, the “Sub-Advisors” and each, a “Sub-Advisor”)
The Investment objective of each Fund is:
Funds	Investment Objective
IQ MacKay California Municipal Intermediate ETF	Seeks current income exempt from federal and California income taxes.
IQ MacKay Municipal Insured ETF	Seeks current income exempt from federal income tax.
IQ MacKay Municipal Intermediate ETF	Seeks current income exempt from federal income tax.
IQ MacKay ESG Core Plus Bond ETF	Seeks total returns, while incorporating the Subadvisor’s ESG investment strategy.
IQ MacKay ESG High Income ETF	Seeks to maximize current income while incorporating the subadvisor’s ESG investment strategy.
IQ MacKay Multi-Sector Income ETF	Seeks to maximize current income and long-term capital appreciation.
IQ Ultra Short Duration ETF	Seeks to provide current income while maintaining limited price volatility.
IQ Winslow Focused Large Cap Growth ETF	Seeks long-term growth of capital.
IQ Winslow Large Cap Growth ETF	Seeks long-term growth of capital.

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
Use of Estimates
IndexIQ Advisors LLC (the, “Advisor”) makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.
Indemnification
In the normal course of business, the Funds may enter into contracts that contain a variety of representations and warranties that may provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. The Advisor believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Funds.
Investment Valuation
Each Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) only in large blocks of shares called “Creation Units.” The NAV is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of each Fund will be equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places. The consideration for purchase of a Creation Unit of shares of each Fund generally consists of a basket of securities and/or cash that the Fund specifies each day.
A Fund typically values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at different prices that may be above or below the price at which the pricing service has valued the security. Amortized cost is used as a method of valuation with respect to debt obligations with sixty days or less remaining to maturity unless the Advisor determines in good faith that such method does not represent fair value.
Generally, trading in U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
Futures contracts generally are valued at the settlement or closing price determined by the applicable exchange.
Equity securities are generally valued at the closing price of the security on the security’s primary exchange. The primary exchanges for a Fund’s foreign equity securities may close for trading at various times prior to close of regular trading on the NYSE Arca, and the value of such securities used in computing a Fund’s NAV are generally determined as of such times.

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
When market quotations or prices are not readily available or are deemed unreliable or not representative of an investment’s fair value, investments are valued using fair value pricing as determined in good faith by the Advisor, under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds’ assets and liabilities) rests with the Advisor. The Advisor may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity or other reason, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. The frequency with which a Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations. If a fund invests in open-end management investment companies (other than ETFs) registered under the 1940 Act, it may rely on the NAV of those companies to value the shares they hold of them. Those companies may also use fair value pricing under some circumstances.
The IQ MacKay California Municipal Intermediate ETF, IQ MacKay Municipal Insured ETF and IQ MacKay Municipal Intermediate ETF sweeps uninvested cash balances into the Dreyfus Tax Exempt Cash Management, Institutional Class (“Dreyfus Tax Exempt”). The Dreyfus Tax Exempt seeks a high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. The IQ MacKay ESG Core Plus Bond ETF and IQ MacKay ESG High Income ETF sweeps uninvested cash balances into the BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class (“BlackRock Liquidity Fund”). BlackRock Liquidity Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The IQ MacKay Multi-Sector Income ETF sweeps uninvested cash balances into the Dreyfus Government Cash Management Fund, Institutional Class (“Dreyfus Government Cash Management”). The Dreyfus Government Cash Management seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The IQ Ultra Short Duration ETF sweeps uninvested cash balances into BlackRock Liquidity Funds T-Fund. The BlackRock Liquidity Funds T-Fund seeks to obtain as high a level of current income as is consistent with liquidity and stability of principal. The IQ Winslow Focused Large Cap Growth ETF and IQ Winslow Large Cap Growth ETF sweep uninvested cash balances into the Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class (“Dreyfus Institutional Preferred”). The Dreyfus Institutional Preferred seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Fair Value Measurement
Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The availability of observable inputs can vary from security to security and are affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, the Advisor may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments on October 31, 2022 is disclosed at the end of each Fund’s Schedule of Investments.
Tax Information and Uncertain Tax Positions
Each Fund is treated as a separate entity for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all the taxable income to the shareholders of the Fund within the allowable time limits.
The Advisor evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Advisor has analyzed each Fund’s tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years), and has concluded that no provisions for federal, state and local income tax are required in each Fund’s financial statements. Each Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
The Funds have concluded that there is no tax liability resulting from uncertain income tax positions taken or expected to be taken.
Dividends and Distributions to Shareholders
Distributions to Shareholders are recorded on the ex-dividend date. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital. Therefore, no federal, state and local income tax provisions are required.
Cash Equivalents
Cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired, and are disclosed as Short-Term Investments in the Schedules of Investments.
Security Transactions
Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.
Investment Income and Expenses
Dividend income is recognized on the ex-date. Interest income is accrued daily. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures. The Funds distribute substantially all their net investment income to shareholders in the form of dividends. Net investment income is distributed monthly and capital gains are typically distributed at least annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code. The expenses of the investment companies in which a Fund invests are not included in the amounts shown as expenses on the Statements of Operations or in the expense ratios included in the Financial Highlights.
Discounts and premiums on securities purchased, other than Short-Term Investments, for the Funds are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities. Discounts and premiums on Short-Term Investments are accreted and amortized, respectively, on the straight-line method. The straight-line method approximates the effective interest method for Short-Term Investments. Income from payment-in-kind securities is accreted daily based on the effective interest method.
Securities Lending
The Bank of New York Mellon (“BNY Mellon”) serves as the securities lending agent for IQ MacKay ESG Core Plus Bond ETF, IQ MacKay ESG High Income ETF, IQ Winslow Focused Large Cap Growth ETF and the IQ Winslow Large Cap Growth ETF. The Fund may lend portfolio securities to certain creditworthy borrowers, including the Fund’s securities lending agent. It is the Fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, is maintained at all times. Cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The Fund receives compensation for lending its securities from fees paid by the borrowers of securities, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Fund will continue to receive dividend and interest income on securities loaned, any gain or loss in the market price of securities on loan will be accounted for by the Fund. Lending portfolio securities could result in a delay in recovering the Fund’s securities if the borrower defaults.
The Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by the Fund to approved borrowers (each a “Borrower”). To

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
mitigate borrower risk, the Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. Government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, the Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. The lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, the Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.
In accordance with the securities lending agreement between the Fund and BNY Mellon, the Fund will be indemnified by BNY Mellon in the event of default of a third party Borrower.
The securities lending income earned by the Fund is disclosed on the Statements of Operations. The value of loaned securities and related collateral are shown on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. As of October 31, 2022, the cash collateral consisted of an institutional money market fund and non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds, Separate Trading of Registered Interest (“STRIPs”) and Principal of Securities and U.S. Treasury Inflation Indexed Notes and Bonds with the following maturities:
	Money Market Mutual Fund	U.S. Government Securities
Fund	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
IQ MacKay ESG Core Plus Bond ETF	$—	$90,837	$20,626	$19,281,826	$19,393,289
IQ Winslow Focused Large Cap Growth ETF	—	369	3,145	172,657	176,171
IQ Winslow Large Cap Growth ETF	—	1,191	10,167	558,154	569,512
The collateral amount presented is in excess of the securities on loan.
3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS
Investment Advisory Agreement
The Advisor serves as the investment advisor to each series of the Trust, and is an indirect wholly-owned subsidiary of New York Life Investment Management Holdings LLC. Under an Investment Advisory Agreement (“Advisory Agreement”) between the Advisor and the Trust, on behalf of each Fund, the Advisor provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds (including arranging for sub-advisory services), subject to the supervision of the Board. The Advisor is responsible for the Sub-Advisors and their management of the investment portfolios of each of the Funds.
The Advisor also: (i) supervises all non-advisory operations of the Funds; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Funds and the other series of the Trust. The Funds reimburse the Advisor in an amount equal to a portion of the compensation of the Chief Compliance Officer attributable to each Fund; (iii) arranges for (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the records of the Funds and the other series of the Trust; and (v) provides office space and all necessary office equipment and services.
The Advisory Agreement will continue in effect with respect to the Funds from year to year provided such continuance is specifically approved at least annually by a majority of the Trustees that are not interested persons of the Trust (“Independent Trustees”).

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
Pursuant to the Advisory Agreement, the Funds pay the Advisor a fee, which is accrued daily and paid monthly, for services performed and the facilities furnished at an annual rate of each Fund’s average daily net assets per the table below.
Funds	Rate
IQ MacKay California Municipal Intermediate ETF	0.45%
IQ MacKay Municipal Insured ETF	0.40%
IQ MacKay Municipal Intermediate ETF	0.40%
IQ MacKay ESG Core Plus Bond ETF	0.39%
IQ MacKay ESG High Income ETF	0.40%
IQ MacKay Multi-Sector Income ETF	0.40%
IQ Ultra Short Duration ETF	0.24%
IQ Winslow Focused Large Cap Growth ETF	0.75%
IQ Winslow Large Cap Growth ETF	0.75%
The Advisor has entered into an Expense Limitation Agreement with the Funds under which it has contractually agreed to waive a portion of its management fee and/or reimburse expenses of each Fund, if necessary, in an amount that limits each Fund’s total annual operating expenses (exclusive of interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles dividend, interest and brokerage expenses paid on short sales, acquired fund fees and expenses, extraordinary expenses, if any, and payments, if any, under the Rule 12b-1 Plan) to not more than a specific percentage of the average daily net assets as follows:
Funds	Rate
IQ MacKay California Municipal Intermediate ETF	0.35%
IQ MacKay Municipal Insured ETF	0.30%
IQ MacKay Municipal Intermediate ETF	0.30%
IQ MacKay ESG Core Plus Bond ETF	0.39%
IQ MacKay ESG High Income ETF	0.40%
IQ MacKay Multi-Sector Income ETF	0.40%
IQ Ultra Short Duration ETF	0.24%
IQ Winslow Focused Large Cap Growth ETF	0.65%
IQ Winslow Large Cap Growth ETF	0.60%
The agreement will remain in effect unless terminated by the Board of Trustees of the Funds.
As of October 31, 2022, the Advisor reimbursed the following Fund expenses:
Funds	Reimbursed Expenses
IQ MacKay California Municipal Intermediate ETF	70,627
IQ MacKay Municipal Insured ETF	304,333
IQ MacKay Municipal Intermediate ETF	225,270
IQ MacKay ESG Core Plus Bond ETF	51,609
IQ MacKay ESG High Income ETF	1,977
IQ MacKay Multi-Sector Income ETF	23,968
IQ Ultra Short Duration ETF	81,661
IQ Winslow Focused Large Cap Growth ETF	35,798
IQ Winslow Large Cap Growth ETF	38,335
For the period ended October 31, 2022, there is no recoupment available.
Investment Sub-Advisory Agreements
The Sub-Advisors are registered investment advisors and are responsible for the day-to-day portfolio management of the Funds subject to the supervision of the Advisor and the Board. Pursuant to the terms of the respective Sub-Advisory Agreements between the Advisor and the Sub-Advisors, the Subadvisor is

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
compensated by the Advisor. To the extent that the Advisor has agreed to waive its management fee or reimburse expenses, the Subadvisor has agreed to waive or reimburse its fee proportionately.
Distribution (12b-1 Fees)
ALPS Distributors, Inc. serves as the Funds’ distributor (the “Distributor”) pursuant to a Distribution Agreement. NYLIFE Distributors LLC has entered into a Service Agreement with the Distributor to market the Funds. The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each respective Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
As described in Note 4 below, the Distributor has entered into Participant Agreements with certain broker-dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. Also as described in Note 4 below, such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Funds and/or serve as counterparty to derivative transactions with each Fund.
Administrator, Custodian and Transfer Agent
The Bank of New York Mellon (“BNY Mellon”) (in each capacity, the “Administrator,” “Custodian” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement, Custody Agreement and Transfer Agency Agreement. Pursuant to these agreements, BNY Mellon provides necessary administrative, custody, transfer agency, tax, accounting services and financial reporting for the maintenance and operations of the Trust and the Funds. BNY Mellon is responsible for maintaining the books and records and calculating the daily NAV of the Funds. BNY Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
4. CAPITAL SHARE TRANSACTIONS
Shares are created and redeemed on a continuous basis at NAV only in groups of 50,000 shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Only Authorized Participants may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
5. FEDERAL INCOME TAX
At October 31, 2022, the cost and unrealized appreciation/depreciation of investments, including applicable derivative contracts and other financial instruments as determined on a federal income tax basis were as follows:
Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
IQ MacKay California Municipal Intermediate ETF	$45,172,838	$498	$(2,330,756)	$(2,330,258)
IQ MacKay Municipal Insured ETF	373,304,079	487,746	(27,263,884)	(26,776,138)
IQ MacKay Municipal Intermediate ETF	344,058,491	786,414	(24,319,794)	(23,533,380)
IQ MacKay ESG Core Plus Bond ETF	244,755,288	136,810	(16,620,450)	(16,483,640)
IQ MacKay ESG High Income ETF	24,472,652	133,478	(100,029)	33,449
IQ MacKay Multi-Sector Income ETF	24,520,717	80,918	(1,826,658)	(1,745,740)
IQ Ultra Short Duration ETF	75,176,637	4,882	(3,655,833)	(3,650,951)
IQ Winslow Focused Large Cap Growth ETF	5,546,918	358,846	(210,721)	148,125
IQ Winslow Large Cap Growth ETF	13,127,189	453,744	(485,737)	(31,993)
At April 30, 2022, the components of undistributed or accumulated earnings/loss on a tax-basis were as follows:
Fund	Ordinary Income (Loss)1	Tax-Exempt Income (Loss)	Net Capital Gain (Losses)2	Net Unrealized Appreciation/ Depreciation	Total Earnings/ (Losses)
IQ MacKay California Municipal Intermediate ETF	$3,315	$62,490	$(2,884,745)	$(3,630,463)	$(6,449,403)
IQ MacKay Municipal Insured ETF	2,491	739,071	(11,902,711)	(31,655,416)	(42,816,565)
IQ MacKay Municipal Intermediate ETF	223	351,765	(3,646,501)	(16,532,142)	(19,826,655)
IQ MacKay ESG Core Plus Bond ETF	207,329	—	(1,223,722)	(5,212,337)	(6,228,730)
IQ MacKay ESG High Income ETF	N/A	N/A	N/A	N/A	N/A
IQ MacKay Multi-Sector Income ETF	N/A	N/A	N/A	N/A	N/A
IQ Ultra Short Duration ETF	230,966	—	(298,705)	(3,488,431)	(3,556,170)
IQ Winslow Focused Large Cap Growth ETF	N/A	N/A	N/A	N/A	N/A
IQ Winslow Large Cap Growth ETF	N/A	N/A	N/A	N/A	N/A
At April 30, 2022, the Funds did not have any permanent book/tax reclassifications to the components of net assets.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/ tax differences. Reclassifications are primarily due to distribution reclasses and nondeductible taxes paid.

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
The tax character of distributions paid during the years ended April 30, 2022 and 2021 were as follows:
	2022				2021
Fund	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Tax Return of Capital	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Tax Return of Capital
IQ MacKay California Municipal Intermediate ETF	$—	$340,640	$—	$—	N/A	N/A	N/A	N/A
IQ MacKay Municipal Insured ETF	6,571	8,358,177	172,005	—	20,321	3,788,125	—	—
IQ MacKay Municipal Intermediate ETF	437,277	3,268,012	412,930	—	2,692	1,486,578	55,809	—
IQ MacKay ESG Core Plus Bond ETF	485,043	—	—	—	N/A	N/A	N/A	N/A
IQ MacKay ESG High Income ETF	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
IQ MacKay Multi-Sector Income ETF	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
IQ Ultra Short Duration ETF	2,460,110	—	1,277,966	—	3,256,994	—	95,475	—
IQ Winslow Focused Large Cap Growth ETF	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
IQ Winslow Large Cap Growth ETF	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Capital losses incurred after October 31 (“Post-October Losses”) and certain late year ordinary income losses within the taxable year can be deemed to arise on the first business day of the Funds’ next taxable year. For the year ended April 30, 2022, the Funds incurred and elected to defer to May 1, 2022 Post-October Losses and late year ordinary losses of:
Fund	Late Year Ordinary Losses	Short-Term Post October Losses	Long-Term Post October Losses
IQ MacKay California Municipal Intermediate ETF	$—	$—	$—
IQ MacKay Municipal Insured ETF	—	—	—
IQ MacKay Municipal Intermediate ETF	—	3,436,333	210,168
IQ MacKay ESG Core Plus Bond ETF	—	944,373	279,349
IQ MacKay ESG High Income ETF	N/A	N/A	N/A
IQ MacKay Multi-Sector Income ETF	N/A	N/A	N/A
IQ Ultra Short Duration ETF	—	—	—
IQ Winslow Focused Large Cap Growth ETF	N/A	N/A	N/A
IQ Winslow Large Cap Growth ETF	N/A	N/A	N/A
At April 30, 2022, the Funds listed below had net capital loss carryforwards for Federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses.
Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until future net capital gains have been realized in excess of the available capital loss carryforwards. There is no

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
assurance that any Fund will be able to utilize all of its capital loss carryforwards before they expire. These loss carryforwards are as follows:
Fund	Utilized on Current Year	Short-Term With No Expiration	Long-Term With No Expiration
IQ MacKay California Municipal Intermediate ETF	$—	$2,884,745	$—
IQ MacKay Municipal Insured ETF	—	6,528,937	5,373,774
IQ MacKay Municipal Intermediate ETF	—	—	—
IQ MacKay ESG Core Plus Bond ETF	—	—	—
IQ MacKay ESG High Income ETF	N/A	N/A	N/A
IQ MacKay Multi-Sector Income ETF	N/A	N/A	N/A
IQ Ultra Short Duration ETF	—	298,705	—
IQ Winslow Focused Large Cap Growth ETF	N/A	N/A	N/A
IQ Winslow Large Cap Growth ETF	N/A	N/A	N/A
6. OTHER AFFILIATED PARTIES AND TRANSACTIONS
For the purposes of the financial statements, the Funds assume the following to be holdings by affiliates. As of October 31, 2022, affiliated transactions, if any, are listed at the end of the Fund’s respective Schedule of Investments.
The Advisor is an affiliate of New York Life Investment Management LLC (“NYLIM”) and of New York Life Insurance & Annuity Corporation (“NYLIC”). The following tables reflect shares of a Fund beneficially owned by NYLIM or NYLIC or funds or accounts managed by NYLIM or NYLIC where such holdings exceed 5% of the shares of the Fund. As of October 31, 2022, NYLIM and NYLIC or fund, or accounts managed by NYLIM or NYLIC were not known to own beneficially greater than 5% of the shares of any Fund except as set forth below.
New York Life Insurance & Annuity Corporation
Fund	% of Ownership
IQ MacKay California Municipal Intermediate ETF	47.6%
New York Life Investment Management LLC
Fund	% of Ownership
IQ MacKay California Municipal Intermediate ETF	46.7%
IQ MacKay ESG Core Plus Bond ETF	99.2%
IQ MacKay ESG High Income ETF	99.0%
IQ MacKay Multi-Sector Income ETF	99.0%
IQ Winslow Focused Large Cap Growth ETF	90.9%
IQ Winslow Large Cap Growth ETF	91.9%
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments (excluding short-term investments) for the period ended October 31, 2022 are as follows:
Fund	Purchases	Sales	Purchases In-Kind	Sales In-Kind
IQ MacKay California Municipal Intermediate ETF	$39,315,494	$35,652,416	$—	$—
IQ MacKay Municipal Insured ETF	335,885,588	342,885,316	—	—
IQ MacKay Municipal Intermediate ETF	235,982,304	126,776,151	—	—
IQ MacKay ESG Core Plus Bond ETF	309,029,919	212,119,258	—	—
IQ MacKay ESG High Income ETF	24,128,771	240,670	—	—
IQ MacKay Multi-Sector Income ETF	42,278,069	17,903,091	—	—
IQ Ultra Short Duration ETF	187,283,567	236,484,964	—	—
IQ Winslow Focused Large Cap Growth ETF	244,414	236,590	6,747,366	1,272,834
IQ Winslow Large Cap Growth ETF	1,917,559	2,018,497	16,194,529	3,129,186

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
8. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts
The Funds entered into futures contracts to help manage the duration and yield curve position of the Funds while minimizing the exposure to wide bid/ask spreads in traditional bonds. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). A Fund is subject to risks such as market price risk and/or interest rate risk in the normal course of investing in these transactions. Upon entering into a futures contract, a Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. A Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of a Fund’s involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging techniques. There can be no assurance that a liquid market will exist at the time when a Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.
Futures may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objective. A Fund’s activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to a Fund, potentially resulting in a loss. A Fund’s investment in futures contracts and other derivatives may increase the volatility of the Fund’s NAV and may result in a loss to the Fund. As of October 31, 2022, the open futures contracts for IQ MacKay ESG Core Plus Bond ETF, IQ MacKay Multi-Sector Income ETF and IQ Ultra Short Duration ETF are shown in the Schedule of Investments.
Quantitative Disclosure of Derivative Holding
The following tables show additional disclosures related to each Fund’s derivative and holding activities, including how such activities are accounted for and their effect in each Fund’s financial positions, performance and cash flows.
The fair value of derivative instruments reflected on the Statements of Assets and Liabilities were as follows:
Assets Derivatives
Interest Risk
IQ MacKay ESG Core Plus Bond ETF
Unrealized appreciation on futures contracts1	$—
IQ MacKay Multi-Sector Income ETF
Unrealized appreciation on futures contracts1	$—
IQ Ultra Short Duration ETF
Unrealized appreciation on futures contracts1	$350,798

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
Liability Derivatives
Interest Risk
IQ MacKay ESG Core Plus Bond ETF
Unrealized depreciation on futures contracts1	$1,893,216
IQ MacKay Multi-Sector Income ETF
Unrealized depreciation on futures contracts1	$172,118
IQ Ultra Short Duration ETF
Unrealized depreciation on futures contracts1	$2,818

1
Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only unsettled variation margin is reported within the Statements of Assets and Liabilities.

Transactions in derivative instruments reflected on the Statements of Operations during the period ended October 31, 2022 were as follows:
Interest Risk
IQ MacKay ESG Core Plus Bond ETF
Realized gain (loss)
Futures contracts	$(673,655)
Changes in Unrealized appreciation (depreciation)
Futures contracts	$(1,627,217)
IQ MacKay Multi-Sector Income ETF
Realized gain (loss)
Futures contracts	$(152,279)
Changes in Unrealized appreciation (depreciation)
Futures contracts	$(172,118)
IQ Ultra Short Duration ETF
Realized gain (loss)
Futures contracts	$2,452,259
Changes in Unrealized appreciation (depreciation)
Futures contracts	$(613,617)
For the period ended October 31, 2022, the monthly average notional value of the futures contracts held by the Fund were as follows:
	Average Notional Value
	IQ MacKay ESG Core Plus Bond ETF	IQ MacKay Multi-Sector Income ETF	IQ Ultra Short Duration ETF
Asset Derivatives
Futures contracts	$32,619,823	$2,009,259	$484,565
Liability Derivatives
Futures contracts	$—	$—	$(56,012,896)
9. RISKS INVOLVED WITH INVESTING IN THE FUNDS
The Funds are subject to the principal risks described below, some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments.
Bond Insurance Risk
Insured municipal bonds are covered by insurance policies that guarantee the timely payment of principal and interest. The insurance does not guarantee the market value of an insured security, or a Fund’s share price or distributions. Shares of a Fund are not insured. Market conditions or changes to ratings criteria could

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
adversely impact municipal bond insurers, which could adversely impact the value of the insured municipal bond or the ability of the insurer to pay any claims due. Consolidation among municipal bond insurers could increase a Fund’s exposure to one or more individual municipal bond insurers and reduce the supply of municipal bonds.
California State Specific Risk1
Investments in municipal bonds issued by, or on behalf of, the State of California, and its political subdivisions, agencies and instrumentalities, will be impacted by events in California that may affect the value of the Fund’s investments and performance. These events may include fiscal or political policy changes, tax base erosion, budget deficits and other financial difficulties. Any deterioration of California’s fiscal situation and economic situation of its municipalities could cause greater volatility and increase the risk of investing in California.
Credit Risk
Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal when due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations.
Derivatives Risk
Derivative strategies may expose a Fund to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing a Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the contract and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying asset, a Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Derivatives may also increase the expenses of a Fund.
Equity Securities Risk
The prices of equity securities are responsive to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic, stock market, industry and company conditions and the risk inherent in the portfolio manager’s ability to anticipate such changes that can adversely affect the value of a Fund’s holdings. Opportunity for greater gain may come with greater risk of loss.
ESG Investing Style Risk2
A Fund seeks exposure to the securities of companies meeting environmental, social and corporate governance investing criteria. A Fund excludes or limits exposure to securities of certain issuers for non-financial reasons, and a Fund may forgo some market opportunities available to funds that do not use these criteria. The application of ESG investing criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. ESG investing is subjective by nature, and therefore offers no guarantee that the ESG criteria utilized by the Subadvisor will accurately provide exposure to issuers meeting environmental, social and corporate governance criteria or any judgment exercised by the Subadvisor will reflect the beliefs or values of any particular investor. In addition, ESG investing is dependent upon information

1
Applies to IQ MacKay California Municipal Intermediate ETF.

2
Applies to IQ MacKay ESG Core Plus Bond ETF and IQ MacKay ESG High Income ETF.

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.
High Yield Securities Risk
High yield securities generally offer a higher current yield than the yield available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as “junk bonds.”
Income Risk
A Fund’s income may decline when interest rates fall. This decline can occur because a Fund may subsequently invest in lower-yielding bonds when bonds in its portfolio mature or the Fund otherwise needs to purchase additional bonds.
Interest Rate Risk
An increase in interest rates may cause the value of debt securities held by a Fund to decline. Interest rates in the United States are near historic lows, which may increase a Fund’s exposure to risks associated with rising interest rates. Interest rates may rise significantly and/or rapidly. Rising interest rates or lack of market participants may lead to decreased liquidity and increased volatility in the bond markets, making it more difficult for a Fund to sell its bond holdings at a time when the Fund might wish to sell.
Large Transaction Risks
From time to time, a Fund may receive large purchase or redemption orders from affiliated or unaffiliated funds or other investors. Such large transactions could have adverse effects on a Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Fund’s transaction costs.
LIBOR Replacement Risk
A Fund’s investments in certain debt securities, derivatives or other financial instruments may reference the London Interbank Offered Rate (“LIBOR”), as a “benchmark” or “reference rate” for various interest rate calculations.
As of January 1, 2022, the United Kingdom Financial Conduct Authority, which regulates LIBOR, ceased its active encouragement of banks to provide the quotations needed to sustain LIBOR. However, many of the most widely used LIBOR tenors are expected to continue until mid-2023. It is anticipated that LIBOR will be discontinued or will no longer be sufficiently robust to be representative of its underlying market around that time.
Although the transition away from LIBOR in the marketplace has become increasingly well defined, with an increasing volume of newly issued financial instruments referencing an alternative reference rate, , there are still challenges to converting certain contracts and transactions to a new benchmark and neither the full effects of the transition process nor its ultimate outcome is known. The Advisor is currently working to assess exposure and will modify contracts as necessary.
The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value.
Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to amend existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance.

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner.
Liquidity Risk
Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce a Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Decreased liquidity in the bond markets also may make it more difficult to value some or all of a Fund’s bond holdings. The market for municipal bonds may be less liquid than for taxable bonds.
Market Disruption Risk
In late February 2022, the Russian military invaded the Ukraine, which amplified existing geopolitical tensions among Russia, Ukraine, Europe, and many other countries including the U.S. and other members of the North Atlantic Treaty Organization (“NATO”). In response, various countries, including the U.S., the United Kingdom, and members of the European Union issued broad-ranging economic sanctions against Russia, Russian companies and financial institutions, Russian individuals and others. Additional sanctions may be imposed in the future. Such sanctions (and any future sanctions) and other actions against Russia in light of Russia’s invasion of Ukraine will adversely impact the economies of Russia and Ukraine. Certain sectors of each country’s economy may be particularly affected, including but not limited to, financials, energy, metals and mining, engineering and defense and defense-related materials sectors. Further, a number of large corporations and U.S. and foreign governmental entities have announced plans to divest interests or otherwise curtail business dealings in Russia or with certain Russian businesses. These events have resulted in (and may continue to result in) a loss of liquidity and value of Russian and Ukrainian securities and, in some cases, a complete inability to trade or settle trades in certain Russian securities. Further actions are likely to be taken by the international community, including governments and private corporations, that will adversely impact the Russian economy in particular. Such actions may include boycotts, tariffs, and purchasing and financing restrictions on Russia’s government, companies and certain individuals, or other unforeseeable actions. The ramifications of the hostilities and sanctions also may negatively impact other regional and global economic markets (including Europe and the U.S.), companies in other countries (particularly those that have done business with Russia) and various sectors, industries and markets for securities and commodities globally, such as oil and natural gas and precious metals. Accordingly, the actions discussed above and the potential for a wider conflict could increase financial market volatility and have severe negative consequences for regional and global markets, industries and companies in which the Fund invests. Moreover, the extent and duration of the Ukrainian invasion or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on a Fund’s performance and the value of an investment in the Fund.
Market Risk
The market price of investments owned by a Fund may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting markets generally or particular segments of the market. Market risks include political, regulatory, market and economic developments, and geopolitical and other events, including war, terrorism, trade disputes, natural disasters, and public health crises. Such events may result in disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on a Fund and its investments. An outbreak of COVID-19 has developed into a global pandemic and has resulted in travel restrictions, closure of international borders, certain businesses and securities markets, restrictions on securities trading activities, prolonged quarantines, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The full effects, duration and costs of the COVID-19 pandemic are uncertain, and the circumstances surrounding the COVID-19 pandemic will continue to evolve and may adversely affect a Fund and its investments

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
Mortgage-Related and Other Asset-Backed Securities Risk
Investments in mortgage-related securities (such as mortgage-backed securities) and other asset-backed securities (such as collateralized debt and loan obligations) generally involve a stream of payments based on the underlying obligations. These payments, which are often part interest and part return of principal, vary based on the rate at which the underlying borrowers repay their loans or other obligations.
Asset-backed securities are subject to the risk that borrowers may default on the underlying obligations and that, during periods of falling interest rates, these obligations may be called or prepaid and, during periods of rising interest rates, obligations may be paid more slowly than expected. Impairment of the underlying obligations or collateral, such as by non-payment, will reduce the security’s value. Enforcing rights against such collateral in events of default may be difficult or insufficient. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.
Municipal Bond Risk
A Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects. If a Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on a fund’s investment performance. In addition, a Fund may invest more heavily in bonds from certain cities, states, territories, or regions than others, which may increase the Funds’ exposure to losses resulting from economic, political, or regulatory occurrences impacting these particular cities, states, territories or regions. Certain of the issuers in which the Funds may invest have recently experienced, or may experience, significant financial difficulties and repeated credit rating downgrades. A Fund’s vulnerability to potential losses associated with such developments may be reduced through investing in municipal securities that feature credit enhancements (such as bond insurance).
Municipal bond proceeds could provide positive social or environmental benefits which could cause it to perform differently compared to funds that do not have such a policy. Investing in securities whose use of proceeds provide positive social or environmental benefits may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities when it might be otherwise disadvantageous for it to do so. The positive social or environmental impact of a municipal bond’s proceeds is made at the time of purchase and the actual use of proceeds by the issuer could vary over time, which could cause the Fund to be invested in bonds that do not comply with the Fund’s approach towards considering social or environmental characteristics. The factors considered in evaluating whether a security has positive social or environmental benefits may change over time. There are significant differences in interpretations of what it means to promote positive social or environmental benefits. While its definitions are reasonable, the portfolio decisions it makes may differ with other’s views.
Municipal bonds most frequently trade in institutional round lot size transactions. Until a Fund grows significantly in size, a Fund expects to purchase a significant number of bonds in amounts less than the institutional round lot size, which are frequently referred to as “odd” lots. Odd lot size positions may have more price volatility than institutional round lot size positions. The Funds use a third-party pricing service to value bond holdings and the pricing service values bonds assuming orderly transactions of an institutional round lot size.
New Fund Risk3
Certain funds are new funds. There can be no assurance that a Fund will grow to or maintain an economically viable size. Like other new funds, large inflows and outflows may impact a Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

3
Applies to IQ MacKay California Municipal Intermediate ETF, IQ MacKay ESG High Income ETF, IQ MaKay Multi-Sector Income ETF, IQ Winslow Focused Large Cap Growth ETF & IQ Winslow Large Cap Growth ETF.

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
Trading Price Risk
Although it is expected that generally the market price of a Fund’s Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly. During periods of market stress shares of a Fund may also experience significantly wider “bid/ask” spreads and premiums and discounts between a Fund’s net asset value and market price.
U.S. Tax Treatment Risk
Income from municipal bonds held by a Fund could be declared taxable because of unfavorable changes in tax law, adverse interpretations by the U.S. Internal Revenue Service or noncompliant conduct of a bond issuer. In addition, a portion of a Fund’s otherwise tax-exempt dividends may be taxable to shareholders subject to the U.S. federal alternative minimum tax.
10. SUBSEQUENT EVENTS
The Advisor has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material subsequent events that would require disclosure.

Board Review of Investment Advisory Agreements (unaudited)

Approvals Relating to the IQ MacKay Multi-Sector Income ETF
The Board (the members of which are referred to as “Trustees”), including the Trustees who are not an “interested person” of the Trust, as defined by the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), met in person on June 28, 2022, to consider the approval of an amendment to the Investment Advisory Agreement (the “Advisory Agreement Amendment”) and an amendment to the Subadvisory Agreement (the “Subadvisory Agreement Amendment”), each with respect to the IQ MacKay Multi-Sector Income ETF, a new series of the Trust (the “New Fund”). The Board noted that the Advisory Agreement Amendment was between the Trust and IndexIQ Advisors LLC (“IndexIQ” or the “Advisor”), while the Subadvisory Agreement Amendment was between the Advisor and MacKay Shields LLC (“MacKay Shields” or the “Sub-Advisor”).
In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Advisor and MacKay Shields relevant to the Board’s consideration of whether to approve the Advisory Agreement Amendment and the Subadvisory Agreement Amendment with respect to the New Fund. In connection with considering approval of the Advisory Agreement Amendment and the Subadvisory Agreement Amendment, the Independent Trustees met in Executive Session with counsel to the Independent Trustees, who provided assistance and advice. The consideration of the Advisory Agreement Amendment and Subadvisory Agreement Amendment was conducted by both the full Board and the Independent Trustees, who also voted separately.
During their review and consideration, the Board, including the Independent Trustees, focused on and analyzed the factors they deemed relevant, including: (1) the nature, quality, and extent of the services that the Advisor and MacKay Shields will provide to the New Fund, and the fees that the Advisor will charge to the New Fund; (2) information concerning the business and operations, compliance program and portfolio management teams of the Advisor and MacKay Shields; (3) information describing the New Fund’s anticipated operating expenses; (4) data comparing the proposed fee rate for advisory services to be charged to the New Fund and the expected expense ratios to fees paid by and expense ratios of other registered investment companies with similar investment objectives and policies as those of the New Fund; (5) the extent to which economies of scale would be realized as the New Fund grows; (6) any “fall-out” benefits to be derived by the Advisor or MacKay from its relationship with the Trust; and (7) potential conflicts of interest. The Board considered that the New Fund is an actively managed exchange-traded fund (“ETF”).
In reviewing such factors, the Board relied on certain information, including (1) a copy of the Advisory Agreement Amendment; (2) a copy of the Subadvisory Agreement Amendment; (3) information about applicable expense limitation and fee waiver agreements; (4) information describing the Advisor and MacKay Shields and the services provided thereby; (5) information regarding the respective compliance program of the Advisor and MacKay Shields; (6) information regarding the portfolio management team of MacKay Shields; (7) copies of the Form ADV for each of the Advisor and MacKay Shields; (8) memoranda and guidance from legal counsel to the Independent Trustees on the fiduciary responsibilities of trustees, including Independent Trustees, in considering advisory and distribution agreements under the 1940 Act; (9) materials provided by each of the Advisor and MacKay Shields in response to a 15(c) request for information from legal counsel to the Independent Trustees; and (10) a presentation by personnel of the Advisor and MacKay Shields. In addition, the Board was provided data comparing the advisory fees and estimated operating expenses (including acquired fund fees and expenses, as applicable) of the New Fund with expenses and performance of other registered investment companies with similar investment objectives and policies. The Trustees also considered their personal experiences as Trustees and participants in the investment management industry, as applicable, including their experiences with the Advisor in respect of series of the Trust and IndexIQ ETF Trust.
In particular the Board, including the Independent Trustees, considered and discussed the following with respect to the New Fund:
1.
The nature, extent, and quality of the facilities and services to be provided to the New Fund by IndexIQ and MacKay Shields. The Independent Trustees reviewed the services that IndexIQ and MacKay Shields would provide to the New Fund. In connection with the investment advisory services to be provided to the New

Board Review of Investment Advisory Agreements (unaudited) (continued)

Fund, the Independent Trustees noted the responsibilities that IndexIQ and MacKay Shields would have as the New Fund’s investment adviser and sub-adviser, respectively, including overall supervisory responsibility for the general management and investment of the New Fund’s securities portfolios, ultimate responsibility, subject to oversight by the Board, for daily monitoring and quarterly reporting to the Board, and the implementation of Board directives as they relate to the New Fund. The Independent Trustees considered IndexIQ’s experience, resources, and strengths in managing other ETFs. The Independent Trustees reviewed MacKay Shields’ experience, resources, and strengths in managing other registered investment companies and investment mandates. Based on their consideration and review of the foregoing information, the Independent Trustees determined that the New Fund would likely benefit from the nature, quality, and extent of these services, as well as IndexIQ’s and MacKay Shields’ ability to render such services based on its experience, operations, and resources.
2.
Comparison of services to be provided and fees to be charged by IndexIQ and other investment advisers to similar clients, and the cost of the services to be provided and profits to be realized by IndexIQ and MacKay Shields from the relationship with the New Fund. The Independent Trustees then compared both the services to be rendered and the proposed fees to be paid pursuant to the Advisory Agreement Amendment with IndexIQ to contracts of other investment advisers with respect to similar ETFs. In particular, the Independent Trustees compared the New Fund’s proposed advisory fees and projected expense ratios for their first year of operations to other ETFs in the New Fund’s respective peer group. The Independent Trustees also considered that the New Fund would have in place an Expense Limitation Agreement to limit the total operating expenses and that MacKay Shields had agreed to voluntarily waive or reduce its fees proportionally with respect to such Expense Limitation Agreement.

The Independent Trustees also considered that IndexIQ would pay the sub-advisory fee to MacKay Shields pursuant to the Subadvisory Agreement Amendment. They considered the level of such sub-advisory fee in the context of the services to be provided by MacKay Shields to the New Fund.
After comparing the New Fund’s proposed fees with those of other funds in the New Fund’s respective peer group, and in light of the nature, quality, and extent of services proposed to be provided by IndexIQ and MacKay Shields and the costs expected to be incurred by IndexIQ and MacKay Shields in rendering those services, the Independent Trustees concluded that the fees proposed to be paid to IndexIQ and MacKay Shields with respect to the New Fund were fair and reasonable.
3.
IndexIQ’s and MacKay Shields’ profitability and the extent to which economies of scale would be realized as the New Fund grows and whether fee levels would reflect such economies of scale. The Independent Trustees next considered potential economies of scale and the anticipated costs and projected profitability of IndexIQ and MacKay Shields in connection with its serving as investment adviser and sub-adviser, respectively to the New Fund, including operational costs. Due to the fact that the New Fund had not yet commenced operations at the time, the Independent Trustees made no determination with respect to economies of scale or the impact of the New Fund on IndexIQ’s or MacKay Shields’ profitability.

4.
Investment performance of IndexIQ and MacKay Shields. Because the New Fund had not commenced operations, the Independent Trustees could not consider the investment performance of the New Fund, but did take into account the experience of MacKay Shields and the investment strategies developed for the New Fund by MacKay Shields.

Conclusion. No single factor was determinative to the decision of the Independent Trustees. Based on the foregoing and such other matters as were deemed relevant, the Independent Trustees concluded that the terms of the Advisory Agreement Amendment and the Subadvisory Agreement Amendment with MacKay Shields were reasonable and fair to the New Fund and to recommend to the Board the approval of the Advisory Agreement Amendment and Subadvisory Agreement Amendment.
As a result, all of the Board members, including the Independent Trustees, determined that the Advisory Agreement Amendment and the Subadvisory Agreement Amendment are in the best interests of the New Fund and its shareholders.

Board Review of Investment Advisory Agreements (unaudited) (continued)

Approvals Relating to the IQ MacKay ESG High Income ETF
The Board (the members of which are referred to as “Trustees”), including the Trustees who are not an “interested person” of the Trust, as defined by the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), met in person on September 28, 2022, to consider the approval of an amendment to the Investment Advisory Agreement (the “Advisory Agreement Amendment”) and an amendment to the Subadvisory Agreement (the “Subadvisory Agreement Amendment”), each with respect to the IQ MacKay ESG High Income ETF, a new series of the Trust (the “New Fund”). The Board noted that the Advisory Agreement Amendment was between the Trust and IndexIQ Advisors LLC (“IndexIQ” or the “Advisor”), while the Subadvisory Agreement Amendment was between the Advisor and MacKay Shields LLC (“MacKay Shields” or the “Sub-Advisor”).
In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Advisor and MacKay Shields relevant to the Board’s consideration of whether to approve the Advisory Agreement Amendment and the Subadvisory Agreement Amendment with respect to the New Fund. In connection with considering approval of the Advisory Agreement Amendment and the Subadvisory Agreement Amendment, the Independent Trustees met in Executive Session with counsel to the Independent Trustees, who provided assistance and advice. The consideration of the Advisory Agreement Amendment and Subadvisory Agreement Amendment was conducted by both the full Board and the Independent Trustees, who also voted separately.
During their review and consideration, the Board, including the Independent Trustees, focused on and analyzed the factors they deemed relevant, including: (1) the nature, quality, and extent of the services that the Advisor and MacKay Shields will provide to the New Fund, and the fees that the Advisor will charge to the New Fund; (2) information concerning the business and operations, compliance program and portfolio management teams of the Advisor and MacKay Shields; (3) information describing the New Fund’s anticipated operating expenses; (4) data comparing the proposed fee rate for advisory services to be charged to the New Fund and the expected expense ratios to fees paid by and expense ratios of other registered investment companies with similar investment objectives and policies as those of the New Fund; (5) the extent to which economies of scale would be realized as the New Fund grows; (6) any “fall-out” benefits to be derived by the Advisor or MacKay from its relationship with the Trust; and (7) potential conflicts of interest. The Board considered that the New Fund is an actively managed exchange-traded fund (“ETF”).
In reviewing such factors, the Board relied on certain information, including (1) a copy of the Advisory Agreement Amendment; (2) a copy of the Subadvisory Agreement Amendment; (3) information about applicable expense limitation and fee waiver agreements; (4) information describing the Advisor and MacKay Shields and the services provided thereby; (5) information regarding the respective compliance program of the Advisor and MacKay Shields; (6) information regarding the portfolio management team of MacKay Shields; (7) copies of the Form ADV for each of the Advisor and MacKay Shields; (8) memoranda and guidance from legal counsel to the Independent Trustees on the fiduciary responsibilities of trustees, including Independent Trustees, in considering advisory and distribution agreements under the 1940 Act; (9) materials provided by each of the Advisor and MacKay Shields in response to a 15(c) request for information from legal counsel to the Independent Trustees; and (10) a presentation by personnel of the Advisor and MacKay Shields. In addition, the Board was provided data comparing the advisory fees and estimated operating expenses (including acquired fund fees and expenses, as applicable) of the New Fund with expenses and performance of other registered investment companies with similar investment objectives and policies. The Trustees also considered their personal experiences as Trustees and participants in the investment management industry, as applicable, including their experiences with the Advisor in respect of series of the Trust and IndexIQ ETF Trust.
In particular the Board, including the Independent Trustees, considered and discussed the following with respect to the New Fund:
1.
The nature, extent, and quality of the facilities and services to be provided to the New Fund by IndexIQ and MacKay Shields. The Independent Trustees reviewed the services that IndexIQ and MacKay Shields would provide to the New Fund. In connection with the investment advisory services to be provided to the New

Board Review of Investment Advisory Agreements (unaudited) (continued)

Fund, the Independent Trustees noted the responsibilities that IndexIQ and MacKay Shields would have as the New Fund’s investment adviser and sub-adviser, respectively, including overall supervisory responsibility for the general management and investment of the New Fund’s securities portfolios, ultimate responsibility, subject to oversight by the Board, for daily monitoring and quarterly reporting to the Board, and the implementation of Board directives as they relate to the New Fund. The Independent Trustees considered IndexIQ’s experience, resources, and strengths in managing other ETFs. The Independent Trustees reviewed MacKay Shields’ experience, resources, and strengths in managing other registered investment companies and investment mandates. Based on their consideration and review of the foregoing information, the Independent Trustees determined that the New Fund would likely benefit from the nature, quality, and extent of these services, as well as IndexIQ’s and MacKay Shields’ ability to render such services based on its experience, operations, and resources.
2.
Comparison of services to be provided and fees to be charged by IndexIQ and other investment advisers to similar clients, and the cost of the services to be provided and profits to be realized by IndexIQ and MacKay Shields from the relationship with the New Fund. The Independent Trustees then compared both the services to be rendered and the proposed fees to be paid pursuant to the Advisory Agreement Amendment with IndexIQ to contracts of other investment advisers with respect to similar ETFs. In particular, the Independent Trustees compared the New Fund’s proposed advisory fees and projected expense ratios for their first year of operations to other ETFs in the New Fund’s respective peer group. The Independent Trustees also considered that the New Fund would have in place an Expense Limitation Agreement to limit the total operating expenses and that MacKay Shields had agreed to voluntarily waive or reduce its fees proportionally with respect to such Expense Limitation Agreement.

The Independent Trustees also considered that IndexIQ would pay the sub-advisory fee to MacKay Shields pursuant to the Subadvisory Agreement Amendment. They considered the level of such sub-advisory fee in the context of the services to be provided by MacKay Shields to the New Fund.
After comparing the New Fund’s proposed fees with those of other funds in the New Fund’s respective peer group, and in light of the nature, quality, and extent of services proposed to be provided by IndexIQ and MacKay Shields and the costs expected to be incurred by IndexIQ and MacKay Shields in rendering those services, the Independent Trustees concluded that the fees proposed to be paid to IndexIQ and MacKay Shields with respect to the New Fund were fair and reasonable.
3.
IndexIQ’s and MacKay Shields’ profitability and the extent to which economies of scale would be realized as the New Fund grows and whether fee levels would reflect such economies of scale. The Independent Trustees next considered potential economies of scale and the anticipated costs and projected profitability of IndexIQ and MacKay Shields in connection with its serving as investment adviser and sub-adviser, respectively to the New Fund, including operational costs. Due to the fact that the New Fund had not yet commenced operations at the time, the Independent Trustees made no determination with respect to economies of scale or the impact of the New Fund on IndexIQ’s or MacKay Shields’ profitability.

4.
Investment performance of IndexIQ and MacKay Shields. Because the New Fund had not commenced operations, the Independent Trustees could not consider the investment performance of the New Fund, but did take into account the experience of MacKay Shields and the investment strategies developed for the New Fund by MacKay Shields.

Conclusion. No single factor was determinative to the decision of the Independent Trustees. Based on the foregoing and such other matters as were deemed relevant, the Independent Trustees concluded that the terms of the Advisory Agreement Amendment and the Subadvisory Agreement Amendment with MacKay Shields were reasonable and fair to the New Fund and to recommend to the Board the approval of the Advisory Agreement Amendment and Subadvisory Agreement Amendment.
As a result, all of the Board members, including the Independent Trustees, determined that the Advisory Agreement Amendment and the Subadvisory Agreement Amendment are in the best interests of the New Fund and its shareholders.

IndexIQ Active ETF Trust
Semi-Annual Report | October 31, 2022
IQ MacKay California Municipal Intermediate ETF (MMCA)
IQ MacKay Municipal Insured ETF (MMIN)
IQ MacKay Municipal Intermediate ETF (MMIT)
IQ MacKay ESG Core Plus Bond ETF (ESGB)
IQ MacKay ESG High Income ETF (IQHI)
IQ MacKay Multi-Sector Income ETF (MMSB)
IQ Ultra Short Duration ETF (ULTR)
IQ Winslow Focused Large Cap Growth ETF (IWFG)
IQ Winslow Large Cap Growth ETF (IWLG)
Investment Advisor
IndexIQ Advisors LLC
51 Madison Avenue
New York, NY 10010
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Custodian/Fund Administrator/Transfer Agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Legal Counsel
Chapman and Cutler LLP
1717 Rhode Island Avenue
Washington, DC 20036
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

5013901.2ME10a-12/22

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ Active ETF Trust

By (Signature and Title)	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	December 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	December 28, 2022

By (Signature and Title)	/s/ Adefolahan O. Oyefeso
Adefolahan O. Oyefeso
(Principal Financial Officer)

Date	December 28, 2022